Securities Act File No. 333-131820
ICA No. 811- 21853

As filed with the Securities and Exchange Commission on April 19, 2022

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. __	☐

Post-Effective Amendment No. 268	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 269	☒

(Check Appropriate Box or Boxes)
Northern Lights Variable Trust
(Exact Name of Registrant as Specified in Charter)

225 Pictoria Drive, Suite 450
Cincinnati, OH 45246
Attention: Kevin Wolf
(Address of Principal Executive Offices) (Zip Code)

(631) 490-4300
(Registrant’s Telephone Number, Including Area Code)

The Corporation Trust Company
Corporate Trust Center
251 Little Falls Drive
Wilmington, DE 19808
(Name and Address of Agent for Service)

With a copy to:

JoAnn M. Strasser, Esq. Thompson Hine LLP 41 South High Street, Suite 1700 Columbus, Ohio 43215 614-469-3265 (phone) 614-469-3361 (fax)	Richard Malinowski Ultimus Fund Solutions, LLC 4221 North 203rd Street, Suite 100 Elkhorn, Nebraska 68022-3474 (631) 470-2734

Approximate Date of Proposed Public Offering, As Soon As Practical, After Effectiveness of Registration Statement:

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b).
☒	on (May 1, 2022) pursuant to paragraph (b).
☐	60 days after filing pursuant to paragraph (a)(1).
☐	on (date) pursuant to paragraph (a)(1).
☐	75 days after filing pursuant to paragraph (a)(2).
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Class 1 Shares

PROSPECTUS

May 1, 2022

Advised by:
Probabilities Fund Management, LLC
10655 Main Street, Suite 612
Bellevue, WA 98004
1-855-224-7204

This Prospectus provides important information about the Portfolio that you should know before investing. Please read it carefully and keep it for future reference.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

FUND SUMMARY	1
Investment Objective	1
Fees and Expenses of the Portfolio	1
Portfolio Turnover	1
Principal Investment Strategies	1
Principal Investment Risks	2
Performance	3
Investment Adviser	4
Portfolio Manager	4
Purchase and Sale of Portfolio Shares	4
Tax Information	4
Payments to Broker-Dealers and Other Financial Intermediaries	4
ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS	5
Investment Objective	5
Adviser’s Investment Strategies and Investment Process	5
Principal Investment Risks	6
Portfolio Holdings Disclosure	7
Cybersecurity	7
MANAGEMENT OF THE PORTFOLIO	8
Investment Adviser	8
Portfolio Managers	8
HOW SHARES ARE PRICED	9
HOW TO PURCHASE AND REDEEM SHARES	10
When Order is Processed	10
TAX CONSEQUENCES	11
DIVIDENDS AND DISTRIBUTIONS	11
FREQUENT PURCHASES AND REDEMPTIONS OF PORTFOLIO SHARES	12
DISTRIBUTION OF SHARES	13
Distributor	13
Distribution Fees	13
Additional Compensation to Financial Intermediaries	13
Householding	13
Voting and Meetings	13
FINANCIAL HIGHLIGHTS	14
PRIVACY NOTICE	15

FUND SUMMARY

Investment Objective:

The Probabilities VIT Fund (the “Portfolio”) seeks capital appreciation.

Fees and Expenses of the Portfolio:

This table describes the annual operating expenses that you may indirectly pay if you invest in the Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to the Portfolio. However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus. If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher. You should review the insurance contract or separate account prospectus for a complete description of fees and expenses.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 1
Management Fees	1.35%
Distribution and/or Service (12b-1) Fees	0.35%
Other Expenses	2.61%
Acquired Fund Fees and Expenses(1)	0.29%
Total Annual Fund Operating Expenses	4.60%
Fee Waiver & Reimbursement(2)	(2.07)%
Total Annual Fund Operating Expenses After Fee Waiver	2.53%

(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio’s financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies.

(2)	The Adviser has contractually agreed to waive its management fees and to make payments to limit Portfolio expenses, until April 30, 2023 so that the total annual operating expenses excluding (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Portfolio officers and Trustees, contractual indemnification of Portfolio service providers (other than the adviser)) of the Portfolio do not exceed 2.24% for Class 1 shares. These fee waivers and expense reimbursements are subject to possible recoupment from the Portfolio in future years (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Trust’s Board of Trustees (“the “Board”), on 60 days’ written notice to the adviser.

Example:

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. However, each insurance contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 1	$256	$1,203	$2,157	$4,576

Portfolio Turnover:

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the fiscal year ended December 31, 2021, the Portfolio’s portfolio turnover rate was 1,515% of the average value of its portfolio.

Principal Investment Strategies:

The Portfolio utilizes a “fund of funds” structure to invest primarily in exchange-traded funds (“ETFs”), including inverse ETFs and leveraged ETFs. ETFs that seek to track the performance of broad-based U.S. equity indices, principally the Standard & Poor’s 500 (“S&P 500”) as well as mid-cap, small-cap and total market indexes are referred to as “Index ETFs”. The Portfolio may also invest in ETFs which seek returns which are the inverse of a U.S. Equity index, (“Inverse Index ETFs”) or ETFs that employ leverage in an effort to deliver, on a daily basis, up to three times the performance of the S&P 500 (“Leveraged Index ETFs”). In addition, the Portfolio may hold cash, money market instruments, or other cash equivalents (collectively, “Cash Instruments”).

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The Portfolio’s adviser, Probabilities Fund Management, LLC (“Probabilities or the Adviser”), uses an active trading strategy based on a proprietary rules-based methodology to determine the Portfolio’s allocation among Index ETFs, Leveraged Index ETFs, Inverse Index ETFs and Cash Instruments that seeks to take advantage of long-term trends in the market. The Portfolio typically invests in either ETFs or Cash Instruments depending on Probabilities’ assessment of the market. When Probabilities believes that conditions are favorable for investment in equities, the Portfolio will invest in index ETFs and leveraged ETFs. During periods that Probabilities believes will offer the highest probability of capital appreciation, the adviser will increase the Portfolio’s percentage allocation to leveraged ETFs; otherwise, the Portfolio will invest primarily in Index ETFs and the Portfolio’s percentage allocation to leveraged ETFs will be reduced. When Probabilities believes that market conditions are unfavorable for equities, the Portfolio will invest in Inverse Index ETFs or Cash Instruments.

The Portfolio’s investment program will emphasize active management of the Portfolio’s investments, with an emphasis on capturing profits on short-term movements. This policy will result in the Portfolio engaging in frequent trading of the Portfolio. Consequently, the Portfolio’s portfolio turnover and brokerage commission expenses may exceed those of most investment entities of comparable size.

Principal Investment Risks:

Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Portfolio. The Portfolio is not intended to be a complete investment program. The principal risks of investing in the Portfolio are:

●	ETF Risk. ETFs are subject to investment advisory fees and other expenses, which will be indirectly paid by the Portfolio. As a result, your cost of investing in the Portfolio will be higher than the cost of investing directly in the ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. Shares of ETFs may trade at a discount or premium in market price if there is a limited market in such shares and are also subject to brokerage and other trading costs. Index ETFs in which the Portfolio invests will not be able to fully replicate the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs in trading the ETFs portfolio. Each ETF is subject to specific risks, depending on its investments.

○	Leveraged ETFs employ leverage, which magnifies the changes in the value of the Leveraged ETFs, which could result in significant losses to the Portfolio. The Portfolio invests in Leveraged Index ETFs in an effort to deliver daily performance at twice the rate of the underlying index and if held over long periods of time, particularly in volatile markets, the ETFs may not achieve their objective and may, in fact, perform contrary to expectations.

○	Inverse ETFs are designed to rise in price when stock prices are falling. Inverse ETFs tend to limit the Portfolio’s participation in overall market-wide gains. Accordingly, their performance over longer terms can perform very differently than underlying assets and benchmarks, and volatile markets can amplify this effect.

●	Management Risk. Probabilities’ judgment about the attractiveness, value and potential appreciation of a particular security or derivative in which the Portfolio invests or sells short may prove to be incorrect and may not produce the desired results, resulting in losses for the Portfolio.

●	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Portfolio. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Portfolio could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions, you could lose your entire investment.

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●	Stock Market. Stock markets can be volatile. In other words, the prices of stocks can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. The Portfolio’s investments may decline in value if the stock markets perform poorly. There is also a risk that the Portfolio’s investments will underperform either the securities markets generally or particular segments of the securities markets

●	Turnover Risk. The Portfolio engages in high frequency trading which results in a significantly high turnover rate. A higher portfolio turnover may result in higher transactional and brokerage costs and may result in the Fund realizing more short-term capital gains than other funds. Such transactional and brokerage costs have a negative effect on Portfolio performance.

Performance:

The bar chart and performance table set out below help show the returns and risks of investing in the Portfolio. The bar chart shows performance of the Portfolio for each full calendar year since the Portfolio’s inception for Class 1 shares. The performance table compares the performance of the Portfolio over time to the performance of a broad-based securities market index. You should be aware that the Portfolio’s past performance may not be an indication of how the Portfolio will perform in the future. Updated performance information will be available at no cost by calling 1-855-224-7204.

Performance Bar Chart for Calendar Years Ended December 31.

Best Quarter:	4th Quarter 2020	10.73%
Worst Quarter:	1st Quarter 2020	(26.48)%

Performance Table
Average Annual Total Returns
(For periods ended December 31, 2021)

	One Year	Five Years	Since Inception of the Portfolio(1)
Class 1 Shares	2.19%	4.15%	3.05%
S&P 500 Total Return Index(2)	28.71%	18.47%	15.71%

(1)	The inception date of the class 1 shares of the Portfolio is April 29, 2013.

(2)	The inclusion of the S&P 500 Total Return Index results are for comparison purposes only. The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. This index is widely used by professional investors as a performance benchmark for large-cap stocks. Investors cannot invest directly in an index. The historical performance results of the S&P 500 Total Return Index (and all other indexes) are unmanaged; do not reflect the deduction of transaction and custodial charges, or the deduction of a management fee, the incurrence of which would have the effect of decreasing indicated historical performance results and cannot be invested in directly.

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Investment Adviser: Probabilities Fund Management, LLC.

Portfolio Manager: Joseph B. Childrey, founder and chief investment officer of Probabilities, the adviser to the Portfolio, serve as portfolio manager. Joseph B. Childrey has served the Portfolio as portfolio manager since it commenced operations.

Purchase and Sale of Portfolio Shares: Shares of the Portfolio are intended to be sold to certain separate accounts of the participating life insurance companies, as well as qualified pension and retirement plans and certain unregistered separate accounts. You and other purchasers of variable annuity contracts, variable life contracts, and participants in pension and retirement plans will not own shares of the Portfolio directly. Rather, all shares will be held by the separate accounts or plans for your benefit and the benefit of other purchasers or participants. Please refer to your insurance contract prospectus or retirement plan documents for additional information on purchase and sale of shares. You may purchase and redeem shares of the Portfolio on any day that the New York Stock Exchange is open for trading, or as permitted under your insurance contract, separate account or retirement plan.

Tax Information: It is the Portfolio’s intention to distribute all realized income and gains. Generally, owners of variable insurance contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes. Please refer to your insurance contract prospectus or retirement plan documents for additional information on taxes.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank or insurance company), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

This Prospectus describes the Portfolio, a series of Northern Lights Variable Trust, a Delaware statutory trust (the “Trust”). Probabilities Fund Management, LLC serves as the Portfolio’s investment adviser. The Portfolio is intended to be a funding vehicle for variable annuity contracts and flexible premium variable life insurance policies offered by the separate accounts of various insurance companies (each a “Participating Insurance Company”).

The Trust has received an exemptive order from the SEC (“Exemptive Order”) that permits the portfolios of the Trust, including the Portfolio, to sell shares to separate accounts of unaffiliated insurance companies, and pension and retirement plans that qualify for special income tax treatment (each a “Participating Insurance Company”). These arrangements may present certain conflicts of interest due to differences in tax treatment and other considerations such that the interests of various variable contract owners participating in a portfolio and the interests of pension and retirement plans investing in a portfolio may conflict. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a portfolio could cause other variable insurance products funded by the separate account of another insurance company to lose their tax-deferred status unless remedial actions were taken. It is possible that a difference may arise among the interests of the holders of different types of contracts—for example, if applicable state insurance law or contract owner instructions prevent a Participating Insurance Company from continuing to invest in a portfolio following a change in the portfolio’s investment policies, or if different tax laws apply to flexible premium variable life insurance contracts and variable annuities. The Board and each Participating Insurance Company will attempt to monitor events to prevent such differences from arising. As a condition of the Exemptive Order, the Board will monitor events in order to identify any material irreconcilable conflicts which may arise (such as those arising from tax or other differences), and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in one or more of the portfolios. This might force a portfolio, such as the Portfolio, to sell its securities at disadvantageous prices which could cause a decrease in the portfolio’s NAV.

Individual variable annuity contract holders and flexible premium variable life insurance policyholders are not “shareholders” of the Portfolio. The Participating Insurance Company and its separate accounts are the shareholders or investors, although such company will pass through voting rights to its variable annuity contract or flexible premium variable life insurance policyholders. Shares of the Portfolio are not offered directly to the general public.

The Adviser, under the oversight of the Board, is responsible for constructing and monitoring the Portfolio’s investments to be consistent with the investment objective and principal investment strategies of the Portfolio. The Portfolio invests within a specific segment (or portion) of the capital markets and invests in a wide variety of securities consistent with its investment objective and style. The potential risks and returns of the Portfolio vary with the degree to which the Portfolio invests in a particular market segment and/or asset class.

Investment Objective: The Portfolio seeks capital appreciation. The Portfolio’s investment objective is not a fundamental policy and may be changed by the Board upon 60 days’ written notice to shareholders.

Adviser’s Investment Strategies and Investment Process: Probabilities uses a rules-based, trend-following methodology that seeks to take advantage of long-term market trends and momentum in the U.S. stock market, as represented by the S&P 500. Using a quantitative and qualitative approach that evaluates cyclical and seasonal trends in the market and considers the potential impact of political and macro level economic events, Probabilities seeks to identify when the S&P 500 will have the highest and lowest probabilities of capital appreciation. When trends indicate that conditions are favorable for U.S. equities, the Portfolio will seek to gain exposure to broad-based U.S. equity indices, principally the S&P 500, through investment in a combination of Index ETFs and Leveraged Index ETFs. The Portfolio’s weightings among Index ETFs and Leveraged Index ETFs will vary depending upon Probabilities’ evaluation of the potential opportunity for gains, but at all times the Portfolio views markets as favorable it will seek to provide up to 100% exposure or greater, depending on the extent to which Probabilities employs Leveraged Index ETFs, to U.S. equities. During periods in which Probabilities anticipates the highest probability for gains, the Portfolio will seek to maximize potential returns by increasing its weightings in Leveraged Index ETFs in order to achieve approximately up to 100% exposure to broad-based U.S. indices, principally the S&P 500. When trends indicate that market conditions are unfavorable for U.S. equities, the Portfolio will invest in Inverse Index ETFs or Cash Instruments. The Portfolio will alternate between Index ETFs, Leveraged Index ETFs, Inverse Index ETFs, and Cash Instruments in accordance with Probabilities, methodology. While trends can change over time, Probabilities generally expect the Portfolio to be invested in long and/or leveraged ETFs up to 60% of the time during a typical calendar year.

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Probabilities’ strategy is based on long-term historical analyses and does not primarily attempt to anticipate market movements based on current conditions; rather, it attempts to isolate the periods of time where the U.S. equity markets, and in particular the S&P 500, has the greatest likelihood of capital appreciation in the longer term. The S&P 500 is an index of market capitalization weighted large- and mid-cap U.S. stocks. Probabilities believes that the S&P 500 is a strong indicator of overall market performance. Accordingly, when trends are most favorable, Probabilities seek to maximize the Portfolio’s exposure to the S&P 500 and other broad-based U.S. indices by increasing its weightings in Leveraged Index ETFs.

The Portfolio’s investment program emphasizes active management of the Portfolio’s portfolio, with an emphasis on capturing profits on short-term movements. This policy results in the Portfolio taking frequent trading positions. Consequently, the Portfolio’s portfolio turnover and brokerage commission expenses may exceed those of most investment entities of comparable size.

Principal Investment Risks:

●	ETF Risk. ETFs are subject to investment advisory fees and other expenses, which will be indirectly paid by the Portfolio. As a result, your cost of investing in the Portfolio will be higher than the cost of investing directly in the ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange. ETF shares may trade at a discount or a premium in market price if there is a limited market in such shares. ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Portfolio. Finally, because the value of ETF shares depends on the demand in the market, the adviser may not be able to liquidate the Portfolio’s holdings at the most optimal time, adversely affecting performance. You will indirectly bear fees and expenses charged by the ETFs in addition to the Portfolios’ direct fees and expenses. Additional risks of investing in ETFs are described below:

○	Net Asset Value and Market Price Risk. The market value of the ETF shares may differ from their net asset value. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF share trades at a premium or discount to its net asset value.

○	Leverage Risk. Leveraged ETFs employ leverage, which magnifies the changes in the underlying equity index on which the Leveraged ETF is based. For example, if a Leveraged ETF’s current benchmark is 200% of the S&P 500 Index and the ETF meets its objective, the value of the ETF will tend to increase at twice the rate of the underlying index (e.g., if the S&P 500 Index goes up 5% then the ETF’s value should go up 10%). Likewise, if the S&P 500 Index decreases in value, the ETF’s value will decrease by twice as much (e.g., if the S&P 500 Index goes down 5% then the ETF’s value should go down 10%). As a result, investing in Leveraged ETFs could result in significant losses for the Portfolio.

○	Tracking Risk: Investment in the Portfolio should be made with the understanding that the ETFs in which the Portfolio invests will not be able to replicate exactly the performance of the indices they intend to track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs in which the Portfolio invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ability to track the applicable indices.

○	Inverse ETF Risk. Under certain circumstances, the Portfolio may invest in ETFs, known as “inverse funds,” which are designed to produce results opposite to market trends. Inverse ETFs seek daily investment results, before fees and expenses, which correspond to the inverse (opposite) of the daily performance of a specific benchmark. Inverse ETFs are funds designed to rise in price when stock prices are falling. Inverse ETF index funds seek to provide investment results that will match a certain percentage of the inverse of the performance of a specific benchmark on a daily basis. For example, if a fund’s current benchmark is 100% of the inverse of the XYZ Index and the fund meets its objective, the value of the fund will tend to increase on a daily basis when the value of the underlying index decreases (if the XYZ Index goes down 5% then the fund’s value should go up 5%). Conversely, when the value of the underlying index increases, the value of the fund’s shares tend to decrease on a daily basis (if the XYZ Index goes up 5% then the fund’s value should go down 5%). Inverse ETFs tend to limit the Portfolio’s participation in overall market-wide gains. Most inverse ETFs reset daily (meaning they aim to achieve their stated objective daily). Accordingly, their performance over longer terms can perform very differently than underlying assets and benchmarks, and volatile markets can amplify this effect.

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●	Management Risk. Your investment in the Portfolio varies with the effectiveness of the adviser’s research, analysis and asset allocation among portfolio securities. Probabilities’ judgments about the attractiveness, value and potential appreciation of the particular security in which the Portfolio invests or sells short may prove to be incorrect and may not produce the desired results, resulting in losses for the Portfolio.

●	Market and Geopolitical. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change or climate-related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Portfolio. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Portfolio could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions you could lose your entire investment.

●	Stock Market Risk. Stock markets can be volatile. In other words, the prices of stocks can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. The Portfolio’s investments may decline in value if the stock markets perform poorly. There is also a risk that the Portfolio’s investments will underperform either the securities markets generally or particular segments of the securities markets.

●	Turnover Risk. A higher portfolio turnover may result in higher transactional and brokerage costs associated with the turnover which may reduce the Portfolio’s return, unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase the Portfolio’s realized capital gains or losses, which may affect the taxes you pay as a Portfolio shareholder.

Portfolio Holdings Disclosure: A description of the Portfolio’s policies regarding the release of portfolio holdings information is available in the Portfolio’s Statement of Additional Information. Shareholders may request portfolio holdings schedules at no charge by calling 1-855-224-7204.

Cybersecurity: The computer systems, networks and devices used by the Portfolio and its service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches. Despite the various protections utilized by the Portfolio and its service providers, systems, networks, or devices potentially can be breached. The Portfolio and its shareholders could be negatively impacted as a result of a cybersecurity breach.

Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Portfolio’s business operations, potentially resulting in financial losses; interference with the Portfolio’s ability to calculate its NAV; impediments to trading; the inability of the Portfolio, the Adviser, and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information.

Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Portfolio invests; counterparties with which the Portfolio engages in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for the Portfolio’s shareholders); and other parties.

In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.

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MANAGEMENT OF THE PORTFOLIO

Investment Adviser: Probabilities Fund Management, LLC, 10655 Main Street, Suite 612, Bellevue, WA 98004 serves as investment adviser to the Portfolio. Subject to the authority of the Board of Trustees, Probabilities is responsible for management of the Portfolio’s investment portfolio. Probabilities is responsible for selecting the Portfolio’s investments according to the Portfolio’s investment objective, policies and restrictions. Probabilities was established in 2007, and also advises individuals, financial institutions, other pooled investment vehicles and corporations in addition to the Portfolio. As of December 31, 2021, Probabilities had approximately $50.5 million in assets under management.

Pursuant to an advisory agreement between the Trust and the Adviser, on behalf of the Portfolio, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 1.35% of the Portfolio’s average daily net assets (the “Advisory Agreement”).

The Advisory Agreement may be terminated at any time by any party thereto, without the payment of any penalty, upon sixty (60) days’ prior written notice to the other parties; PROVIDED, that in the case of termination by the Portfolio, such action shall have been authorized (i) by resolution of the Trust’s Board of Trustees, including the vote or written consent of Trustees of the Trust who are not parties to the Advisory Agreement or interested persons of either party hereto, or (ii) by vote of majority of the outstanding voting securities of the Portfolio.

The Probabilities has contractually agreed to reduce their fees and/or reimburse expenses, until at least April 30, 2023, in order to ensure that Total Annual Fund Operating Expenses excluding (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Portfolio officers and Trustees, contractual indemnification of Portfolio service providers (other than the Adviser)) of the Portfolio do not exceed 2.24% of the average daily net assets attributable to Class 1 shares of the Portfolio, subject to possible recoupment from the Portfolio in future years on a rolling three year basis (within the three fiscal years after the fees have been waived or reimbursed) if such recoupment can be achieved within the expense limitation. The expense limitation agreement may be terminated at any time by the Board upon 60 days written notice to the adviser and may not be terminated by the adviser without the consent of the Board. The expense limitation agreement terminates upon termination of the Advisory Agreement.

A discussion regarding the basis for the Board’s approval of the Advisory Agreement is available in the Portfolio’s annual report dated December 31, 2020. For the fiscal year ended December 31, 2021 the adviser received an annual advisory fee equal to 0.00% of the Portfolio’s average daily net assets.

Portfolio Managers: Joseph B. Childrey, founder and Chief Investment Officer of Probabilities, has served as the portfolio manager for the Portfolio since its inception. Prior to founding Probabilities in 2007, Mr. Childrey was a consultant for Stone & Youngberg, LLC, a firm specializing in public finance and fixed income investments from 2005 to 2006; a Senior Vice President for Wells Fargo Investments from 2000 to 2005; a Senior Vice President and Branch Manager for A.G. Edwards & Sons., Inc. from 1990 to 2000; and an Investment Executive with PaineWebber from 1988 to 1990. Mr. Childrey received a Bachelor of Arts degree from Western Maryland College, with a major in sociology.

The portfolio manager is supported by Probabilities’ investment committee. The committee provides top-down economic analysis, quantitative research, momentum forecasting, and technical analysis of current financial and economic conditions. The committee may review specific issues brought forth by the analysts, but final investment and portfolio management decisions are approved by the portfolio manager.

The Portfolio’s Statement of Additional Information provides additional information about the portfolio manager’s compensation structure, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of shares of the Portfolio.

8

HOW SHARES ARE PRICED

The public offering price and net asset value (“NAV”) of Portfolio shares are determined at close of regular trading (normally 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for business. NAV is computed by determining the aggregate market value of all assets of the Portfolio less its liabilities divided by the total number of the Portfolio’s shares outstanding, on a per-class basis. ((Assets minus liabilities)/number of shares=NAV). The NYSE is closed on weekends and New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NAV takes into account the per-class expenses and fees of the Portfolio, including management, administration, and distribution fees, if any, which are accrued daily. The determination of NAV for a particular day is applicable to all applications for the purchase of shares, as well as all requests for the redemption of shares, received by the Portfolio (or an authorized broker or agent, or its authorized designee) before the close of trading on the NYSE on that day.

Generally, the Portfolio’s securities are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. It is possible that the valuation determined by matrix pricing for a debt security may differ materially from the value that would be realized if the security were sold. During times of market volatility, it may be necessary for the Portfolio to utilize its fair value procedures to value (as described below) certain debt securities.

If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith by the adviser in accordance with procedures approved by the Board and evaluated by the Board as to the reliability of the fair value method used. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. The fair value prices can differ from market prices when they become available or when a price becomes available. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

The Portfolio may use independent pricing services to assist in calculating the value of the Portfolio’s securities. In addition, market prices for foreign securities are not determined at the same time of day as the NAV for the Portfolio. Because the Portfolio may invest in foreign securities that are primarily listed on foreign exchanges that may trade on weekends or other days when the Portfolio does not price its shares, the value of the Portfolio’s portfolio may change on days when you may not be able to buy or sell the Portfolio’s shares. In computing its NAV, the Portfolio values foreign securities held by the Portfolio at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE. Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. If events materially affecting the value of a security in the Portfolio’s portfolio, particularly foreign securities, occur before the Portfolio prices its shares, the security will be valued at fair value. For example, if trading in a portfolio security is halted and does not resume before the Portfolio calculates its NAV, the adviser may need to price the security using the Portfolio’s fair value pricing guidelines. Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the Portfolio’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Portfolio’s NAV by short term traders. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security.

With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies that are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), the Portfolio’s NAV is calculated based upon the NAVs of the registered open-end management investment companies in which it invests, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

9

HOW TO PURCHASE AND REDEEM SHARES

Share Classes: This Prospectus describes one class of shares offered by the Portfolio: Class 1 shares. Class 2 shares are offered by a separate prospectus. Class 1 shares include an annual fee distribution and shareholder servicing fee of up to 0.35% of average net assets attributable to Class 1 shares to compensate the Distributor for the provision of account maintenance and/or distribution services to shareholders. For information on ongoing distribution fees, see Distribution Fees on page 14 of this Prospectus. Each class of shares in the Portfolio represents interest in the same portfolio of investments in the Portfolio. All share classes may not be available for purchase in all states.

As described earlier in this Prospectus, shares of the Portfolio are intended to be sold to certain separate accounts of the participating life insurance companies, as well as qualified pension and retirement plans and certain unregistered separate accounts. You and other purchasers of variable annuity contracts will not own shares of the Portfolio directly. Rather, all shares will be held by the separate accounts for your benefit and the benefit of other purchasers of variable annuity contracts. All investments in the Portfolio are credited to the shareholder’s account in the form of full or fractional shares of the Portfolio. The Portfolio does not issue share certificates. Separate accounts may redeem shares to make benefit or surrender payments to you and other purchasers of variable annuity contracts or for other reasons described in the separate account prospectus that you received when you purchased your variable annuity contract. Redemptions are processed on any day on which the Portfolio is open for business. Please refer to your insurance contract prospectus or retirement plan documents for additional information.

When Order is Processed:

Shares of the Portfolio are sold and redeemed at their current NAV per share without the imposition of any sales commission or redemption charge, although certain sales and other charges may apply to the policies or annuity contracts. These charges are described in the applicable product prospectus. Requests to purchase and sell shares are processed at the NAV next calculated after the request is received by the Participating Insurance Company, or qualified pension or retirement plan, in good order. All requests received in good order by a Participating Insurance Company, or qualified pension or retirement plan before the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) on each day the NYSE is open will be executed on that same day. Requests received after the close of regular trading on the NYSE, or on any day the NYSE is closed, will be processed on the next business day. The Participating Insurance Company or qualified pension or retirement plan is responsible for properly transmitting purchase orders and federal funds to the Portfolio.

The Portfolio typically expects that it will take no longer than 7 days following the receipt of your redemption request to pay out redemption proceeds by check or electronic transfer. The Portfolio typically expects to pay redemptions from cash, cash equivalents, proceeds from the sale of Portfolio shares, any lines of credit, and then from the sale of Portfolio securities. These redemption payment methods will be used in regular and stressed market conditions.

The USA PATRIOT Act requires financial institutions, including the Portfolio, to adopt certain policies and programs to prevent money laundering activities, including procedures to verify the identity of customers opening new accounts. You will be required by your insurance company, or pension or retirement plan, to supply certain information, such as your full name, date of birth, social security number and permanent street address. This information will assist them in verifying your identity. As required by law, your insurance company, or pension or retirement plan may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

10

TAX CONSEQUENCES

The Portfolio qualifies as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). As qualified, the Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to the separate accounts. Taxable income consists generally of net investment income, and any capital gains. It is the Portfolio’s intention to distribute all such income and gains.

Generally, owners of variable insurance contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes.

Shares of the Portfolio are offered to the separate accounts of the participating life insurance companies and their affiliates. Separate accounts are insurance company separate accounts that fund the annuity contracts. Under the Code, the insurance company pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity contracts. In order for shareholders to receive the favorable tax treatment available to holders of variable insurance contracts, the separate accounts, as well as the Portfolio, must meet certain diversification requirements. If the Portfolio does not meet such requirements, income allocable to the contracts would be taxable currently to the holders of such contracts. The diversification requirements are discussed below.

Section 817(h) of the Code and the regulations thereunder impose “diversification” requirements on the Portfolio. The Portfolio intends to comply with the diversification requirements. These requirements are in addition to the diversification requirements imposed on the Portfolio by Subchapter M and the 1940 Act. The 817(h) requirements place certain limitations on the assets of each separate account that may be invested in securities of a single issuer. Specifically, the regulations provide that, except as permitted by “safe harbor” rules described below, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of a portfolio’s total assets may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments.

Section 817(h) also provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account’s total assets is cash and cash items, government securities, and securities of other regulated investment companies. For purposes of section 817(h), all securities of the same issuer, all interests in the same real property, and all interests in the same commodity are treated as a single investment. In addition, each U.S. government agency or instrumentality is treated as a separate issuer, while the securities of a particular foreign government and its agencies, instrumentalities, and political subdivisions all will be considered securities issued by the same issuer. If the Portfolio does not satisfy the section 817(h) requirements, the separate accounts, the insurance company, the policies and the annuity contracts may be taxable. See the prospectuses for the policies and annuity contracts.

For a more complete discussion of the taxation of the life insurance company and the separate accounts, as well as the tax treatment of the annuity contracts and the holders thereof, see the prospectus for the applicable annuity contract. The preceding is only a summary of some of the important federal income tax considerations generally affecting the Portfolio and you; see the Statement of Additional Information for a more detailed discussion. You are urged to consult your tax advisors for more information.

DIVIDENDS AND DISTRIBUTIONS

All dividends are distributed to the separate accounts or other shareholders on an annual basis and will be automatically reinvested in Portfolio shares unless an election is made on behalf of a separate account or other shareholder to receive some or all of the dividends in cash. Dividends are not taxable as current income to you or other purchasers of variable insurance contracts.

11

FREQUENT PURCHASES AND REDEMPTIONS OF PORTFOLIO SHARES

The Portfolio discourages and does not accommodate market timing. Frequent trading into and out of the Portfolio can harm all Portfolio shareholders by disrupting the Portfolio’s investment strategies, increasing Portfolio expenses, decreasing tax efficiency and diluting the value of shares held by long-term shareholders. The Portfolio is designed for long-term investors and is not intended for market timing or other disruptive trading activities. Accordingly, the Board has approved policies that seek to curb these disruptive activities while recognizing that shareholders may have a legitimate need to adjust their Portfolio investments as their financial needs or circumstances change.

The Portfolio reserves the right to reject or restrict purchase or exchange requests for any reason, particularly when a shareholder’s trading activity suggests that the shareholder may be engaged in market timing or other disruptive trading activities. Neither the Portfolio nor the Adviser will be liable for any losses resulting from rejected purchase or exchange orders. The Adviser may also bar an investor (and the investor’s financial adviser) who has violated these policies from opening new accounts with the Portfolio.

Because purchase and sale transactions are submitted to the Portfolio on an aggregated basis by the insurance company issuing the variable insurance contract or variable life contract, or other shareholder, the Portfolio is not able to identify market timing transactions by individual variable insurance contract or plan participant. Short of rejecting all transactions made by a separate account, the Portfolio lacks the ability to reject individual short-term trading transactions. The Portfolio, therefore, has to rely upon the insurance company or other shareholder to police restrictions in the variable insurance contracts or according to the insurance company’s administrative policies, or such shareholder’s plan documents. The Portfolio has entered into an information sharing agreement with the insurance company or other shareholders that use the Portfolio as an underlying investment vehicle for its separate accounts. Under this agreement, the insurance company or other shareholder is obligated to (i) adopt and enforce during the term of the agreement a market timing policy, the terms of which are acceptable to the Portfolio; (ii) furnish the Portfolio, upon its request, with information regarding contract or policyholder trading activities in shares of the Portfolio; and (iii) enforce its market timing policy with respect to contract, policyholders or plan participants identified by the Portfolio as having engaged in market timing.

The Portfolio monitors for market timing activities, such as unusual cash flows, and work with the applicable insurance company or plan to determine whether or not short-term trading is involved. When information regarding transactions in the Portfolio’s shares is requested by the Portfolio and such information is in the possession of a person that is itself a financial intermediary to the insurance company (an “indirect intermediary”), the insurance company is obligated to obtain transaction information from the indirect intermediary or, if directed by the Portfolio, to restrict or prohibit the indirect intermediary from purchasing shares of the Portfolio on behalf of the contract or policyholder or any other persons. The Portfolio applies these policies as uniformly as practicable. It is, however, more difficult to locate and eliminate individual market timers in the separate accounts because information about trading is received on a delayed basis and there can be no assurances that the Portfolio will be able to do so. In addition, the right of an owner of a variable insurance product to transfer among sub-accounts is governed by a contract between the insurance company and the owner. Many of these contracts do not limit the number of transfers that a contract owner may make among the available investment options. The terms of these contracts, the presence of financial intermediaries (including the insurance company) between the Portfolio and the contract and policyholders and other factors such as state insurance laws may limit the Portfolio’s ability to deter market timing. Multiple tiers of such financial intermediaries may further compound the Portfolio’s difficulty in deterring such market timing activities. Variable insurance contract holders should consult the prospectus for their variable insurance contract for additional information on contract level restrictions relating to market timing.

12

DISTRIBUTION OF SHARES

Distributor: Northern Lights Distributors, LLC, 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska 68022, is the distributor for the shares of the Portfolio. Northern Lights Distributors, LLC is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of the Portfolio are offered on a continuous basis.

Distribution Fees: The Trust, with respect to the Portfolio has adopted the Trust’s Master Distribution and Shareholder Servicing Plan, pursuant to Rule 12b-1 of the 1940 Act, (the “Plan”) which allows the Portfolio to pay the Portfolio’s distributor an annual fee for distribution and shareholder servicing of up to 0.35% of the Portfolio’s average daily net assets attributable to Class 1 shares. A portion of the fee payable pursuant to the Plan, equal to up to 0.25% of the average daily net assets, may be characterized as a service fee as such term is defined under Rule 2341 of the FINRA Conduct Rules. A service fee is a payment made for personal service and/or the maintenance of shareholder accounts.

The Portfolio’s distributor and other entities are paid under the Plan for services provided and the expenses borne by the distributor and others in the distribution of Portfolio shares, including the payment of commissions for sales of the shares and incentive compensation to and expenses of dealers and others who engage in or support distribution of shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Portfolio’s shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the distributor or other entities may utilize fees paid pursuant to the Plan to compensate dealers or other entities for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any un-reimbursed expenses.

You should be aware that if you hold your shares for a substantial period of time, you may indirectly pay more than the economic equivalent of the maximum front-end sales charge allowed by the FINRA due to the recurring nature of distribution (12b-1) fees.

Additional Compensation to Financial Intermediaries: The distributor, the Portfolio, Probabilities and their respective affiliates may, at their own expense and out of their own assets including their legitimate profits from Portfolio-related activities, provide additional cash payments to financial intermediaries who sell shares of the Portfolio or assist in the marketing of the Portfolio, including placement agents and marketing specialists. Financial intermediaries include brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others. These payments may be in addition to the Rule 12b-1 fees and any sales charges that are disclosed elsewhere in this Prospectus. These payments are generally made to financial intermediaries that provide shareholder or administrative services, or marketing support. Marketing support may include access to sales meetings, conference sponsorships, sales representatives and financial intermediary management representatives, inclusion of the Portfolio on a sales list, including a preferred or select sales list, or other sales programs. These payments also may be made as an expense reimbursement in cases where the financial intermediary provides shareholder services to Portfolio shareholders. The Distributor may, from time to time, provide promotional incentives to certain investment firms. Such incentives may, at the distributor’s discretion, be limited to investment firms who allow their individual selling representatives to participate in such additional compensation.

Householding: To reduce expenses, we mail only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Portfolio at 1-855-224-7204 between the hours of 8:30 a.m. and 6:00 p.m. Eastern Time on days the Portfolio is open for business or contact your financial institution. We will begin sending you individual copies thirty days after receiving your request.

Voting and Meetings

The Participating Insurance Company that issued your variable contract will solicit voting instructions from you and other purchasers of variable annuity contracts with respect to any matters that are presented to a vote of shareholders. The insurance company may be required to vote on a proportional basis, which means that for shares outstanding for which it receives no instructions, the insurance company will vote those shares in the same proportion as the shares for which it did receive instructions (either for or against a proposal). To the extent the insurance company is required to vote the total Portfolio shares held in its separate accounts on a proportional basis, it is possible that a small number of variable insurance contract owners would be able to determine the outcome of a matter. Shareholders shall be entitled to one vote for each share held.

The Portfolio does not hold annual meetings of shareholders but may hold special meetings. Special meetings are held, for example, to elect or remove Trustees, change the Portfolio’s fundamental investment policies, or approve an investment advisory contract. Unless required otherwise by applicable laws, one-third of the outstanding shares constitute a quorum (or one-third of the class if the matter relates only to a class). The Portfolio and the insurance company may vote all shares as set forth above.

13

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the period of the Portfolio’s operations. Certain information reflects financial results for Class 1 shares. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The information for the Portfolio for each of the two years in the period ended December 31, 2021 has been derived from the financial statements audited by Deloitte & Touche LLP, whose report, along with the Portfolio’s financial statements, are included in the Portfolio’s December 31, 2021 annual report, which is available upon request. The information for each of the three years in the period ended December 31, 2019 was audited by the Portfolio’s prior audit firm.

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017
Net asset value, beginning of year	$8.21	$9.29	$6.95	$10.81	$9.35
Activity from investment operations:
Net investment loss (1)	(0.14)	(0.12)	(0.03)	(0.18)	(0.11)
Net realized and unrealized gain (loss) on investments (5)	0.32	(0.65)	2.37	(1.66)	1.57
Total from investment operations	0.18	(0.77)	2.34	(1.84)	1.46
Less distributions from:
Net realized gains	—	(0.31)	—	(2.02)	—
Total distributions	—	(0.31)	—	(2.02)	—
Net asset value, end of year	$8.39	$8.21	$9.29	$6.95	$10.81
Total return (2)	2.19%	(8.22)%	33.67%	(15.47)%	15.61%
Net assets, end of year (000s)	$3,786	$4,798	$9,377	$8,454	$16,767
Ratio of expenses to average net asset, before waivers (3)	4.31%	4.17%	3.55%	2.98%	2.78%
Ratio of expenses to average net assets, after waiver (3)	2.24%	2.24%	2.24%	2.24%	2.24%
Ratio of net investment loss to average net assets (3,4)	(1.71)%	(1.45)%	(0.43)%	(1.76)%	(1.10)%
Portfolio Turnover Rate	1515%	1565%	1711%	1900%	2376%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of the Portfolio’s expenses, total returns would have been lower.

(3)	Does not include the expenses of other exchange traded funds in which the Fund invests.

(4)	Recognition of net investment loss by the Portfolio is affected by the timing of declaration of dividends by the underlying exchange traded funds in which the Portfolio invests.

(5)	Realized and unrealized gains (losses) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to the share transactions for the year.

14

PRIVACY NOTICE

Rev. April 2021

FACTS	WHAT DOES NORTHERN LIGHTS VARIABLE TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●     Social Security number and wire transfer instructions

●     account transactions and transaction history

●     investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Variable Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Variable Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-631-490-4300

15

What we do:
How does Northern Lights Variable Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Variable Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●    sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Variable Trust does not share with its affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Variable Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Variable Trust doesn’t jointly market.

16

PROBABILITIES VIT FUND

Adviser	Probabilities Fund Management, LLC 10655 Main Street, Suite 612 Bellevue, WA 98004	Distributor	Northern Lights Distributors, LLC 4221 North 203rd Street, Suite 100 Elkhorn, Nebraska 68022-3474
Independent Registered Public Accounting Firm	Deloitte & Touche LLP 695 Town Center Drive, Suite 1000 Costa Mesa, CA 92626	Legal Counsel	Thompson Hine LLP 41 South High Street, 17th Floor Columbus, OH 43215
Custodian	U.S. Bank, N.A. 60 Livingston Avenue St. Paul, MN 5510-1419	Transfer Agent	Ultimus Fund Solutions, LLC 4221 North 203rd Street, Suite 100 Elkhorn, Nebraska 68022-3474

Additional information about the Portfolio is included in the Portfolio’s Statement of Additional Information dated May 1, 2022 (the “SAI”). The SAI is incorporated into this Prospectus by reference (i.e., legally made a part of this Prospectus). The SAI provides more details about the Portfolio’s policies and management. Additional information about the Portfolio’s investments is also available in the Portfolio’s Annual and Semi-Annual Reports to Shareholders. In the Portfolio’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year.

To obtain a free copy of the SAI and the Annual and Semi-Annual Reports to Shareholders, or other information about the Portfolio, or to make shareholder inquiries about the Portfolio, please call 1-800-519-0438. You may also write to:

Probabilities VIT Fund
c/o Ultimus Fund Solutions, LLC
4221 North 203rd Street, Suite 100
Elkhorn, Nebraska 68022-3474

You may review and obtain copies of the Portfolio’s information at the SEC Public Reference Room in Washington, D.C. Please call 1-202-551-8090 for information relating to the operation of the Public Reference Room. Reports and other information about the Portfolio are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-1520.

Investment Company Act File # 811-21853

Class 2 Shares

PROSPECTUS

May 1, 2022

Advised by:
Probabilities Fund Management, LLC
10655 Main Street, Suite 612
Bellevue, WA 98004
1-855-224-7204

This Prospectus provides important information about the Portfolio that you should know before investing. Please read it carefully and keep it for future reference.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

FUND SUMMARY	1
Investment Objective	1
Fees and Expenses of the Portfolio	1
Portfolio Turnover	1
Principal Investment Strategies	1
Principal Investment Risks	2
Performance	3
Investment Adviser	4
Portfolio Managers	4
Purchase and Sale of Portfolio Shares	4
Tax Information	4
Payments to Broker-Dealers and Other Financial Intermediaries	4
ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS	5
Investment Objective	5
Adviser’s Investment Strategies and Investment Process	5
Principal Investment Risks	6
Portfolio Holdings Disclosure	7
Cybersecurity	7
MANAGEMENT OF THE PORTFOLIO	8
Investment Adviser	8
Portfolio Manager	8
HOW SHARES ARE PRICED	9
HOW TO PURCHASE AND REDEEM SHARES	10
When Order is Processed	10
TAX CONSEQUENCES	11
DIVIDENDS AND DISTRIBUTIONS	11
FREQUENT PURCHASES AND REDEMPTIONS OF PORTFOLIO SHARES	12
DISTRIBUTION OF SHARES	13
Distributor	13
Distribution Fees	13
Additional Compensation to Financial Intermediaries	13
Householding	13
Voting and Meetings	13
FINANCIAL HIGHLIGHTS	14
PRIVACY NOTICE	15

FUND SUMMARY

Investment Objective:

The Probabilities VIT Fund (the “Portfolio”) seeks capital appreciation.

Fees and Expenses of the Portfolio:

This table describes the annual operating expenses that you may indirectly pay if you invest in the Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to the Portfolio. However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus. If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher. You should review the insurance contract or separate account prospectus for a complete description of fees and expenses.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 2
Management Fees	1.35%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	2.64%
Acquired Fund Fees and Expenses(1)	0.29%
Total Annual Fund Operating Expenses	4.78%
Fee Waiver and Reimbursement(2)	(2.10)%
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	2.68%

(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio’s financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies.

(2)	The Portfolio’s adviser has contractually agreed to reduce its fees and to reimburse expenses, at least until April 30, 2023, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement excluding (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Portfolio officers and Trustees, contractual indemnification of Portfolio service providers (other than the adviser)) of the Portfolio do not exceed 2.39% of average daily net assets attributable to Class 2. These fee waivers and expense reimbursements are subject to possible recoupment from the Portfolio in future years on a rolling three year basis (within the three years after the end of the fiscal year during which fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Trust’s Board of Trustees (the “Board”), on 60 days’ written notice to the adviser.

Example:

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. However, each insurance contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 2	$271	$1,251	$2,236	$4,717

Portfolio Turnover:

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the year ended December 31, 2021, the Portfolio’s portfolio turnover rate was 1,515% of the average value of its portfolio.

Principal Investment Strategies:

The Portfolio utilizes a “fund of funds” structure to invest primarily in exchange-traded funds (“ETFs”), including inverse ETFs and leveraged ETFs. ETFs that seek to track the performance of broad-based U.S. equity indices, principally the Standard & Poor’s 500 (“S&P 500”) as well as mid-cap and total market indexes are referred to as “Index ETFs.” The Portfolio may also invest in ETFs which seek returns which are the inverse of a U.S. Equity index, (“Inverse Index ETFs”) or ETFs that employ leverage in an effort to deliver, on a daily basis, up to three times the performance of the S&P 500 (“Leveraged Index ETFs”). In addition, the Portfolio may hold cash, money market instruments, or other cash equivalents (collectively, “Cash Instruments”).

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The Portfolio’s adviser, Probabilities Fund Management, LLC (“Probabilities”), uses an active trading strategy based on a proprietary rules-based methodology to determine the Portfolio’s allocation among Index ETFs, Leveraged Index ETFs, Inverse Index ETFs and Cash Instruments that seeks to take advantage of long-term trends in the market. The Portfolio typically invests in either ETFs or Cash Instruments depending on the Probabilities’ assessment of the market. When Probabilities believes that conditions are favorable for investment in equities, the Portfolio will invest in index ETFs and leveraged ETFs. During periods that Probabilities believes will offer the highest probability of capital appreciation, Probabilities will increase the Portfolio’s percentage allocation to leveraged ETFs Portfolio will invest primarily in Leveraged ETFs; otherwise, the Portfolio will invest primarily in Index ETFs and the Portfolio’s percentage allocation to leveraged ETFs will be reduced. When Probabilities believes that market conditions are unfavorable for equities, the Portfolio will invest in Inverse Index ETFs or Cash Instruments.

The Portfolio’s investment program will emphasize active management of the Portfolio’s investments, with an emphasis on capturing profits on short-term movements. This policy will result in the Portfolio engaging in frequent trading of Portfolio positions. Consequently, the Portfolio’s portfolio turnover and brokerage commission expenses may exceed those of most investment entities of comparable size.

Principal Investment Risks:

Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Portfolio. The Portfolio is not intended to be a complete investment program. The principal risks of investing in the Portfolio are:

●	ETF Risk. ETFs are subject to investment advisory fees and other expenses, which will be indirectly paid by the Portfolio. As a result, your cost of investing in the Portfolio will be higher than the cost of investing directly in the ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. Shares of ETFs may trade at a discount or premium in market price if there is a limited market in such shares and are also subject to brokerage and other trading costs. Index ETFs in which the Portfolio invests will not be able to fully replicate the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs in trading the ETFs portfolio. Each ETF is subject to specific risks, depending on its investments.

○	Leveraged ETFs employ leverage, which magnifies the changes in the value of the Leveraged ETFs, which could result in significant losses to the Portfolio. The Portfolio invests in Leveraged Index ETFs in an effort to deliver daily performance at twice the rate of the underlying index and if held over long periods of time, particularly in volatile markets, the ETFs may not achieve their objective and may, in fact, perform contrary to expectations.

○	Inverse ETFs are designed to rise in price when stock prices are falling. Inverse ETFs tend to limit the Portfolio’s participation in overall market-wide gains. Accordingly, their performance over longer terms can perform very differently than underlying assets and benchmarks, and volatile markets can amplify this effect.

●	Management Risk. Probabilities’ judgment about the attractiveness, value and potential appreciation of a particular security or derivative in which the Portfolio invests or sells short may prove to be incorrect and may not produce the desired results, resulting in losses for the Portfolio.

●	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change or climate relate events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Portfolio. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Portfolio could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions, you could lose your entire investment.

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●	Stock Market Risk. Stock markets can be volatile. In other words, the prices of stocks can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. The Portfolio’s investments may decline in value if the stock markets perform poorly. There is also a risk that the Portfolio’s investments will underperform either the securities markets generally or particular segments of the securities markets.

●	Turnover Risk. The Portfolio engages in high frequency trading which results in a significantly high turnover rate. A higher portfolio turnover may result in higher transactional and brokerage costs and may result in the Portfolio realizing more short-term capital gains than other funds. Such transactional and brokerage costs have a negative effect on Portfolio performance.

Performance:

The bar chart and performance table set out below help show the returns and risks of investing in the Portfolio. The bar chart shows performance of the Portfolio for each full calendar year since the Portfolio’s inception for Class 2 Shares. The performance table compares the performance of the Portfolio over time to the performance of a broad-based securities market index. You should be aware that the Portfolio’s past performance may not be an indication of how the Portfolio will perform in the future. Updated performance information will be available at no cost by calling 1-855-224-7204.

Performance Bar Chart for Calendar Years Ended December 31.

Best Quarter:	4th Quarter 2019	10.75%
Worst Quarter:	1st Quarter 2020	(26.61)%

Performance Table
Average Annual Total Returns
(For periods ended December 31, 2021)

	One Year	Five Years	Since Inception of the Portfolio(1)
Class 2 Shares	1.98%	3.98%	2.89%
S&P 500 Total Return Index(2)	28.71%	18.47%	15.71%

(1)	The inception date of the Class 2 shares of the Portfolio is April 29, 2013.

(2)	The inclusion of the S&P 500 Total Return Index results are for comparison purposes only. The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. This index is widely used by professional investors as a performance benchmark for large-cap stocks. Investors cannot invest directly in an index. The historical performance results of the S&P 500 Total Return Index (and all other indexes) are unmanaged; do not reflect the deduction of transaction and custodial charges, or the deduction of a management fee, the incurrence of which would have the effect of decreasing indicated historical performance results and cannot be invested in directly.

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Investment Adviser: Probabilities Fund Management, LLC.

Portfolio Managers: Joseph B. Childrey, founder and chief investment officer of Probabilities, the adviser to the Portfolio, serves as portfolio manager. Joseph B. Childrey has served the Portfolio as portfolio manager since it commenced operations.

Purchase and Sale of Portfolio Shares: Shares of the Portfolio are intended to be sold to certain separate accounts of the participating life insurance companies, as well as qualified pension and retirement plans and certain unregistered separate accounts. You and other purchasers of variable annuity contracts, variable life contracts, and participants in pension and retirement plans will not own shares of the Portfolio directly. Rather, all shares will be held by the separate accounts or plans for your benefit and the benefit of other purchasers or participants. Please refer to your insurance contract prospectus or retirement plan documents for additional information on purchase and sale of shares. You may purchase and redeem shares of the Portfolio on any day that the New York Stock Exchange is open for trading, or as permitted under your insurance contract, separate account or retirement plan.

Tax Information: It is the Portfolio’s intention to distribute all realized income and gains. Generally, owners of variable insurance contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes. Please refer to your insurance contract prospectus or retirement plan documents for additional information on taxes.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank or insurance company), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

This Prospectus describes the Portfolio, a series of Northern Lights Variable Trust, a Delaware statutory trust (the “Trust”). Probabilities Fund Management, LLC serves as the Portfolio’s investment adviser. The Portfolio is intended to be a funding vehicle for variable annuity contracts and flexible premium variable life insurance policies offered by the separate accounts of various insurance companies (each a “Participating Insurance Company”).

The Trust has received an exemptive order from the SEC (“Exemptive Order”) that permits the portfolios of the Trust, including the Portfolio, to sell shares to separate accounts of unaffiliated insurance companies, and pension and retirement plans that qualify for special income tax treatment (each a “Participating Insurance Company”). These arrangements may present certain conflicts of interest due to differences in tax treatment and other considerations such that the interests of various variable contract owners participating in a portfolio and the interests of pension and retirement plans investing in a portfolio may conflict. For example, violation of the federal tax laws by one insurance company’s separate account investing directly or indirectly in a portfolio could cause other variable insurance products funded by the separate account of another insurance company to lose their tax-deferred status unless remedial actions were taken. It is possible that a difference may arise among the interests of the holders of different types of contracts—for example, if applicable state insurance law or contract owner instructions prevent a Participating Insurance Company from continuing to invest in a portfolio following a change in the portfolio’s investment policies, or if different tax laws apply to flexible premium variable life insurance contracts and variable annuities. The Board and each Participating Insurance Company will attempt to monitor events to prevent such differences from arising. As a condition of the Exemptive Order, the Board will monitor events in order to identify any material irreconcilable conflicts which may arise (such as those arising from tax or other differences), and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in one or more of the portfolios. This might force a portfolio, such as the Portfolio, to sell its securities at disadvantageous prices which could cause a decrease in the portfolio’s NAV.

Individual variable annuity contract holders and flexible premium variable life insurance policyholders are not “shareholders” of the Portfolio. The Participating Insurance Company and its separate accounts are the shareholders or investors, although such company will pass through voting rights to its variable annuity contract or flexible premium variable life insurance policyholders. Shares of the Portfolio are not offered directly to the general public.

The adviser, under the oversight of the Board, is responsible for constructing and monitoring the Portfolio’s investments to be consistent with the investment objective and principal investment strategies of the Portfolio. The Portfolio invests within a specific segment (or portion) of the capital markets and invests in a wide variety of securities consistent with its investment objective and style. The potential risks and returns of the Portfolio vary with the degree to which the Portfolio invests in a particular market segment and/or asset class.

Investment Objective: The Portfolio seeks capital appreciation. The Portfolio’s investment objective is not a fundamental policy and may be changed by the Board upon 60 days’ written notice to shareholders.

Adviser’s Investment Strategies and Investment Process: Probabilities uses a rules-based, trend-following methodology that seeks to take advantage of long-term market trends and momentum in the U.S. stock market, as represented by the S&P 500. Using a quantitative and qualitative approach that evaluates cyclical and seasonal trends in the market and considers the potential impact of political and macro level economic events, Probabilities seeks to identify when the S&P 500 will have the highest and lowest probabilities of capital appreciation. When trends indicate that conditions are favorable for U.S. equities, the Portfolio will seek to gain exposure to broad-based U.S. equity indices, principally the S&P 500, through investment in a combination of Index ETFs and Leveraged Index ETFs. The Portfolio’s weightings among Index ETFs and Leveraged Index ETFs will vary depending upon the Probabilities’ evaluation of the potential opportunity for gains, but at all times the Portfolio views markets as favorable it will seek to provide up to 100% exposure or greater, depending on the extent to which Probabilities employs Leveraged Index ETFs, to U.S. equities. During periods in which Probabilities anticipates the highest probability for gains, the Portfolio will seek to maximize potential returns by increasing its weightings in Leveraged Index ETFs in order to achieve up to approximately 100% exposure to broad-based U.S. indices, principally the S&P 500. When trends indicate that market conditions are unfavorable for U.S. equities, the Portfolio will invest in Inverse Index ETFs or Cash Instruments. The Portfolio will alternate between Index ETFs, Leveraged Index ETFs, Inverse Index ETFs, and Cash Instruments in accordance with Probabilities’ methodology. While trends can change over time, Probabilities generally expects the Portfolio to be invested in long and/or leveraged ETFs up to 60% of the time during a typical calendar year.

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Probabilities’ strategy is based on long-term historical analyses and does not primarily attempt to anticipate market movements based on current conditions; rather, it attempts to isolate the periods of time where the U.S. equity markets, and in particular the S&P 500, has the greatest likelihood of capital appreciation in the longer term. The S&P 500 is an index of market capitalization weighted large- and mid-cap U.S. stocks. Probabilities believes that the S&P 500 is a strong indicator of overall market performance. Accordingly, when trends are most favorable, Probabilities seeks to maximize the Portfolio’s exposure to the S&P 500 and other broad-based U.S. indices by increasing its weightings in Leveraged Index ETFs.

The Portfolio’s investment program will emphasize active management of the Portfolio’s portfolio, with an emphasis on capturing profits on short-term movements. This policy will result in the Portfolio taking frequent trading positions. Consequently, the Portfolio’s portfolio turnover and brokerage commission expenses may exceed those of most investment entities of comparable size.

Principal Investment Risks:

●	ETF Risk. ETFs are subject to investment advisory fees and other expenses, which will be indirectly paid by the Portfolio. As a result, your cost of investing in the Portfolio will be higher than the cost of investing directly in the ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange. ETF shares may trade at a discount or a premium in market price if there is a limited market in such shares. ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Portfolio. Finally, because the value of ETF shares depends on the demand in the market, the adviser may not be able to liquidate the Portfolio’s holdings at the most optimal time, adversely affecting performance. You will indirectly bear fees and expenses charged by the ETFs in addition to the Portfolios’ direct fees and expenses. Additional risks of investing in ETFs are described below:

○	Net Asset Value and Market Price Risk. The market value of the ETF shares may differ from their net asset value. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF share trades at a premium or discount to its net asset value.

○	Leverage Risk. Leveraged ETFs employ leverage, which magnifies the changes in the underlying equity index on which the Leveraged ETF is based. For example, if a Leveraged ETF’s current benchmark is 200% of the S&P 500 Index and the ETF meets its objective, the value of the ETF will tend to increase at twice the rate of the underlying index (e.g., if the S&P 500 Index goes up 5% then the ETF’s value should go up 10%). Likewise, if the S&P 500 Index decreases in value, the ETF’s value will decrease by twice as much (e.g., if the S&P 500 Index goes down 5% then the ETF’s value should go down 10%). As a result, investing in Leveraged ETFs could result in significant losses for the Portfolio.

○	Tracking Risk. Investment in the Portfolio should be made with the understanding that the ETFs in which the Portfolio invests will not be able to replicate exactly the performance of the indices they intend to track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs in which the Portfolio invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ability to track the applicable indices.

○	Inverse ETF Risk. Under certain circumstances, the Portfolio may invest in ETFs, known as “inverse funds,” which are designed to produce results opposite to market trends. Inverse ETFs seek daily investment results, before fees and expenses, which correspond to the inverse (opposite) of the daily performance of a specific benchmark. Inverse ETFs are funds designed to rise in price when stock prices are falling. Inverse ETF index funds seek to provide investment results that will match a certain percentage of the inverse of the performance of a specific benchmark on a daily basis. For example, if a fund’s current benchmark is 100% of the inverse of the XYZ Index and the fund meets its objective, the value of the fund will tend to increase on a daily basis when the value of the underlying index decreases (if the XYZ Index goes down 5% then the fund’s value should go up 5%). Conversely, when the value of the underlying index increases, the value of the fund’s shares tend to decrease on a daily basis (if the XYZ Index goes up 5% then the fund’s value should go down 5%). Inverse ETFs tend to limit the Portfolio’s participation in overall market-wide gains. Most inverse ETFs reset daily (meaning they aim to achieve their stated objective daily). Accordingly, their performance over longer terms can perform very differently than underlying assets and benchmarks, and volatile markets can amplify this effect.

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●	Management Risk. Your investment in the Portfolio varies with the effectiveness of the adviser’s research, analysis and asset allocation among portfolio securities. Probabilities’ judgments about the attractiveness, value and potential appreciation of the particular security or derivative in which the Portfolio invests or sells short may prove to be incorrect and may not produce the desired results, resulting in losses for the Portfolio.

●	Market and Geopolitical. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change or climate related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Portfolio. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Portfolio could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions, you could lose your entire investment.

●	Stock Market Risk. Stock markets can be volatile. In other words, the prices of stocks can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. The Portfolio’s investments may decline in value if the stock markets perform poorly. There is also a risk that the Portfolio’s investments will underperform either the securities markets generally or particular segments of the securities markets.

●	Turnover Risk. A higher portfolio turnover may result in higher transactional and brokerage costs associated with the turnover which may reduce the Portfolio’s return, unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase the Portfolio’s realized capital gains or losses, which may affect the taxes you pay as a Portfolio shareholder.

Portfolio Holdings Disclosure: A description of the Portfolio’s policies regarding the release of portfolio holdings information is available in the Portfolio’s Statement of Additional Information. Shareholders may request portfolio holdings schedules at no charge by calling 1-855-224-7204.

Cybersecurity: The computer systems, networks and devices used by the Portfolio and its service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches. Despite the various protections utilized by the Portfolio and its service providers, systems, networks, or devices potentially can be breached. The Portfolio and its shareholders could be negatively impacted as a result of a cybersecurity breach.

Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Portfolio’s business operations, potentially resulting in financial losses; interference with the Portfolio’s ability to calculate its NAV; impediments to trading; the inability of the Portfolio, the adviser, and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information.

Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Portfolio invests; counterparties with which the Portfolio engages in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for the Portfolio’s shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.

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MANAGEMENT OF THE PORTFOLIO

Investment Adviser: Probabilities Fund Management, LLC, 10655 Main Street, Suite 612, Bellevue, WA 98004, serves as investment adviser to the Portfolio. Subject to the authority of the Board of Trustees, Probabilities is responsible for management of the Portfolio’s investment portfolio. Probabilities is responsible for selecting the Portfolio’s investments according to the Portfolio’s investment objective, policies and restrictions. Probabilities was established in 2007, and also advises individuals, financial institutions, other pooled investment vehicles and corporations in addition to the Portfolio. As of December 31, 2021, Probabilities had approximately $50.5 million in assets under management.

Pursuant to an advisory agreement between the Trust and Probabilities, on behalf of the Portfolio, Probabilities is entitled to receive, on a monthly basis, an annual advisory fee equal to 1.35% of the Portfolio’s average daily net assets (the “Advisory Agreement”).

The Advisory Agreement may be terminated at any time by any party thereto, without the payment of any penalty, upon sixty (60) days’ prior written notice to the other parties; PROVIDED, that in the case of termination by the Portfolio, such action shall have been authorized (i) by resolution of the Board, including the vote or written consent of Trustees of the Trust who are not parties to the Advisory Agreement or interested persons of either party hereto, or (ii) by vote of majority of the outstanding voting securities of the Portfolio.

Probabilities has contractually agreed to reduce their fees and/or reimburse expenses, until at least April 30, 2023, in order to ensure that Total Annual Fund Operating Expenses excluding (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Portfolio officers and Trustees, contractual indemnification of Portfolio service providers (other than the adviser)) of the Portfolio do not exceed 2.39% of the average daily net assets attributable to Class 2 shares of the Portfolio, subject to possible recoupment from the Portfolio in future years on a rolling three year basis (within the three fiscal years after the fees have been waived or reimbursed) if such recoupment can be achieved within the expense limitation. The expense limitation agreement may be terminated at any time by the Board upon 60 days’ written notice to the adviser and may not be terminated by the adviser without the consent of the Board. The expense limitation agreement terminates upon termination of the Advisory Agreement.

A discussion regarding the basis for the Board’s approval of the Advisory Agreement is available in the Portfolio’s annual report dated December 31, 2020. For the fiscal year ended December 31, 2021, the adviser received an annual advisory fee equal to 0.00% of the Portfolio’s average daily net assets.

Portfolio Manager: Joseph B. Childrey, founder and Chief Investment Officer of Probabilities, has served as the portfolio manager for the Portfolio since its inception. Prior to founding Probabilities in 2007, Mr. Childrey was a consultant for Stone & Youngberg, LLC, a firm specializing in public finance and fixed income investments from 2005 to 2006; a Senior Vice President for Wells Fargo Investments from 2000 to 2005; a Senior Vice President and Branch Manager for A.G. Edwards & Sons., Inc. from 1990 to 2000; and an Investment Executive with PaineWebber from 1988 to 1990. Mr. Childrey received a Bachelor of Arts degree from Western Maryland College, with a major in sociology.

The portfolio manager is supported by Probabilities’ investment committee. The committee provides top-down economic analysis, quantitative research, momentum forecasting, and technical analysis of current financial and economic conditions. The committee may review specific issues brought forth by the analysts, but final investment and portfolio management decisions are approved by the portfolio manager.

The Portfolio’s Statement of Additional Information provides additional information about the portfolio manager’s compensation structure, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of shares of the Portfolio.

8

HOW SHARES ARE PRICED

The public offering price and net asset value (“NAV”) of Portfolio shares are determined at close of regular trading (normally 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for business. NAV is computed by determining the aggregate market value of all assets of the Portfolio less its liabilities divided by the total number of the Portfolio’s shares outstanding, on a per-class basis. ((Assets minus liabilities)/number of shares=NAV). The NYSE is closed on weekends and New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NAV takes into account the per-class expenses and fees of the Portfolio, including management, administration, and distribution fees, if any, which are accrued daily. The determination of NAV for a particular day is applicable to all applications for the purchase of shares, as well as all requests for the redemption of shares, received by the Portfolio (or an authorized broker or agent, or its authorized designee) before the close of trading on the NYSE on that day.

Generally, the Portfolio’s securities are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the- counter market. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. It is possible that the valuation determined by matrix pricing for a debt security may differ materially from the value that would be realized if the security were sold. During times of market volatility, it may be necessary for the Portfolio to utilize its fair value procedures to value (as described below) certain debt securities.

If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith by the adviser in accordance with procedures approved by the Board and evaluated by the Board as to the reliability of the fair value method used. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. The fair value prices can differ from market prices when they become available or when a price becomes available. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

The Portfolio may use independent pricing services to assist in calculating the value of the Portfolio’s securities.
In addition, market prices for foreign securities are not determined at the same time of day as the NAV for the Portfolio. Because the Portfolio may invest in foreign securities that are primarily listed on foreign exchanges that may trade on weekends or other days when the Portfolio does not price its shares, the value of the Portfolio’s portfolio may change on days when you may not be able to buy or sell the Portfolio’s shares. In computing its NAV, the Portfolio values foreign securities held by the Portfolio at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE. Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. If events materially affecting the value of a security in the Portfolio’s portfolio, particularly foreign securities, occur before the Portfolio prices its shares, the security will be valued at fair value. For example, if trading in a portfolio security is halted and does not resume before the Portfolio calculates its NAV, the adviser may need to price the security using the Portfolio’s fair value pricing guidelines. Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the Portfolio’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Portfolio’s NAV by short term traders. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security.

With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies that are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), the Portfolio’s NAV is calculated based upon the NAVs of the registered open-end management investment companies in which it invests, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

9

HOW TO PURCHASE AND REDEEM SHARES

Share Classes: This Prospectus describes one class of shares offered by the Portfolio: Class 2 shares. Class 1 shares are offered by a separate prospectus. Class 2 shares include an annual distribution and shareholder servicing fee of up to 0.50% of the average net assets attributable to Class 2 shares, to compensate the Distributor for the provision of account maintenance and/or distribution services to shareholders. For information on ongoing distribution fees, see Distribution Fees on page [13] of this Prospectus. Each class of shares in the Portfolio represents interest in the same portfolio of investments in the Portfolio. All share classes may not be available for purchase in all states.

As described earlier in this Prospectus, shares of the Portfolio are intended to be sold to certain separate accounts of the participating life insurance companies, as well as qualified pension and retirement plans and certain unregistered separate accounts. You and other purchasers of variable annuity contracts will not own shares of the Portfolio directly. Rather, all shares will be held by the separate accounts for your benefit and the benefit of other purchasers of variable annuity contracts. All investments in the Portfolio are credited to the shareholder’s account in the form of full or fractional shares of the Portfolio. The Portfolio does not issue share certificates. Separate accounts may redeem shares to make benefit or surrender payments to you and other purchasers of variable annuity contracts or for other reasons described in the separate account prospectus that you received when you purchased your variable annuity contract. Redemptions are processed on any day on which the Portfolio is open for business. Please refer to your insurance contract prospectus or retirement plan documents for additional information.

When Order is Processed:

Shares of the Portfolio are sold and redeemed at their current NAV per share without the imposition of any sales commission or redemption charge, although certain sales and other charges may apply to the policies or annuity contracts. These charges are described in the applicable product prospectus. Requests to purchase and sell shares are processed at the NAV next calculated after the request is received by the Participating Insurance Company, or qualified pension or retirement plan, in good order. All requests received in good order by a Participating Insurance Company, or qualified pension or retirement plan before the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) on each day the NYSE is open will be executed on that same day. Requests received after the close of regular trading on the NYSE, or on any day the NYSE is closed, will be processed on the next business day. The Participating Insurance Company or qualified pension or retirement plan is responsible for properly transmitting purchase orders and federal funds to the Portfolio.

The Portfolio typically expects that it will take no longer than 7 days following the receipt of your redemption request to pay out redemption proceeds by check or electronic transfer. The Portfolio typically expects to pay redemptions from cash, cash equivalents, proceeds from the sale of Portfolio shares, any lines of credit, and then from the sale of Portfolio securities. These redemption payment methods will be used in regular and stressed market conditions.

The USA PATRIOT Act requires financial institutions, including the Portfolio, to adopt certain policies and programs to prevent money laundering activities, including procedures to verify the identity of customers opening new accounts. You will be required by your insurance company, or pension or retirement plan, to supply certain information, such as your full name, date of birth, social security number and permanent street address. This information will assist them in verifying your identity. As required by law, your insurance company, or pension or retirement plan may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

10

TAX CONSEQUENCES

The Portfolio qualifies as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). As qualified, the Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to the separate accounts. Taxable income consists generally of net investment income, and any capital gains. It is the Portfolio’s intention to distribute all such income and gains.

Generally, owners of variable insurance contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes.

Shares of the Portfolio are offered to the separate accounts of the participating life insurance companies and their affiliates. Separate accounts are insurance company separate accounts that fund the annuity contracts. Under the Code, the insurance company pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity contracts. In order for shareholders to receive the favorable tax treatment available to holders of variable insurance contracts, the separate accounts, as well as the Portfolio, must meet certain diversification requirements. If the Portfolio does not meet such requirements, income allocable to the contracts would be taxable currently to the holders of such contracts. The diversification requirements are discussed below.

Section 817(h) of the Code and the regulations thereunder impose “diversification” requirements on the Portfolio.
The Portfolio intends to comply with the diversification requirements. These requirements are in addition to the diversification requirements imposed on the Portfolio by Subchapter M and the Investment Company Act of 1940. The 817(h) requirements place certain limitations on the assets of each separate account that may be invested in securities of a single issuer. Specifically, the regulations provide that, except as permitted by “safe harbor” rules described below, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of a portfolio’s total assets may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments.

Section 817(h) also provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account’s total assets is cash and cash items, government securities, and securities of other regulated investment companies. For purposes of section 817(h), all securities of the same issuer, all interests in the same real property, and all interests in the same commodity are treated as a single investment. In addition, each U.S. government agency or instrumentality is treated as a separate issuer, while the securities of a particular foreign government and its agencies, instrumentalities, and political subdivisions all will be considered securities issued by the same issuer. If the Portfolio does not satisfy the section 817(h) requirements, the separate accounts, the insurance company, the policies and the annuity contracts may be taxable. See the prospectuses for the policies and annuity contracts.

For a more complete discussion of the taxation of the life insurance company and the separate accounts, as well as the tax treatment of the annuity contracts and the holders thereof, see the prospectus for the applicable annuity contract. The preceding is only a summary of some of the important federal income tax considerations generally affecting the Portfolio and you; see the Statement of Additional Information for a more detailed discussion. You are urged to consult your tax advisors for more information.

DIVIDENDS AND DISTRIBUTIONS

All dividends are distributed to the separate accounts or other shareholders on an annual basis and will be automatically reinvested in Portfolio shares unless an election is made on behalf of a separate account or other shareholder to receive some or all of the dividends in cash. Dividends are not taxable as current income to you or other purchasers of variable insurance contracts.

11

FREQUENT PURCHASES AND REDEMPTIONS OF PORTFOLIO SHARES

The Portfolio discourages and does not accommodate market timing. Frequent trading into and out of the Portfolio can harm all Portfolio shareholders by disrupting the Portfolio’s investment strategies, increasing Portfolio expenses, decreasing tax efficiency and diluting the value of shares held by long-term shareholders. The Portfolio is designed for long-term investors and is not intended for market timing or other disruptive trading activities. Accordingly, the Board has approved policies that seek to curb these disruptive activities while recognizing that shareholders may have a legitimate need to adjust their Portfolio investments as their financial needs or circumstances change.

The Portfolio reserves the right to reject or restrict purchase or exchange requests for any reason, particularly when a shareholder’s trading activity suggests that the shareholder may be engaged in market timing or other disruptive trading activities. Neither the Portfolio nor Probabilities will be liable for any losses resulting from rejected purchase or exchange orders. Probabilities may also bar an investor (and the investor’s financial adviser) who has violated these policies from opening new accounts with the Portfolio.

Because purchase and sale transactions are submitted to the Portfolio on an aggregated basis by the insurance company issuing the variable insurance contract or variable life contract, or other shareholder, the Portfolio is not able to identify market timing transactions by individual variable insurance contract or plan participant. Short of rejecting all transactions made by a separate account, the Portfolio lacks the ability to reject individual short-term trading transactions. The Portfolio, therefore, has to rely upon the insurance company or other shareholder to police restrictions in the variable insurance contracts or according to the insurance company’s administrative policies, or such shareholder’s plan documents. The Portfolio has entered into an information sharing agreement with the insurance company or other shareholders that use the Portfolio as an underlying investment vehicle for its separate accounts. Under this agreement, the insurance company or other shareholder is obligated to (i) adopt and enforce during the term of the agreement a market timing policy, the terms of which are acceptable to the Portfolio; (ii) furnish the Portfolio, upon its request, with information regarding contract or policyholder trading activities in shares of the Portfolio; and (iii) enforce its market timing policy with respect to contract, policyholders or plan participants identified by the Portfolio as having engaged in market timing.

The Portfolio monitors for market timing activities, such as unusual cash flows, and work with the applicable insurance company or plan to determine whether or not short-term trading is involved. When information regarding transactions in the Portfolio’s shares is requested by the Portfolio and such information is in the possession of a person that is itself a financial intermediary to the insurance company (an “indirect intermediary”), the insurance company is obligated to obtain transaction information from the indirect intermediary or, if directed by the Portfolio, to restrict or prohibit the indirect intermediary from purchasing shares of the Portfolio on behalf of the contract or policyholder or any other persons. The Portfolio applies these policies as uniformly as practicable. It is, however, more difficult to locate and eliminate individual market timers in the separate accounts because information about trading is received on a delayed basis and there can be no assurances that the Portfolio will be able to do so. In addition, the right of an owner of a variable insurance product to transfer among sub-accounts is governed by a contract between the insurance company and the owner. Many of these contracts do not limit the number of transfers that a contract owner may make among the available investment options. The terms of these contracts, the presence of financial intermediaries (including the insurance company) between the Portfolio and the contract and policyholders and other factors such as state insurance laws may limit the Portfolio’s ability to deter market timing. Multiple tiers of such financial intermediaries may further compound the Portfolio’s difficulty in deterring such market timing activities. Variable insurance contract holders should consult the prospectus for their variable insurance contract for additional information on contract level restrictions relating to market timing.

12

DISTRIBUTION OF SHARES

Distributor: Northern Lights Distributors, LLC, 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska 68022-3474, is the distributor for the shares of the Portfolio. Northern Lights Distributors, LLC is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of the Portfolio are offered on a continuous basis.

Distribution Fees: The Trust, with respect to the Portfolio has adopted the Trust’s Master Distribution and Shareholder Servicing Plan, pursuant to Rule 12b-1 of the 1940 Act, (the “Plan”), which allows the Portfolio to pay the Portfolio’s distributor an annual fee for distribution and shareholder servicing of up to 0.50% of the Portfolio’s average daily net assets attributable to Class 2 shares. A portion of the fee payable pursuant to the Plan, equal to up to 0.25% of the average daily net assets, may be characterized as a service fee as such term is defined under Rule 2341 of the FINRA Conduct Rules. A service fee is a payment made for personal service and/or the maintenance of shareholder accounts.

The Portfolio’s distributor and other entities are paid under the Plan for services provided and the expenses borne by the distributor and others in the distribution of Portfolio shares, including the payment of commissions for sales of the shares and incentive compensation to and expenses of dealers and others who engage in or support distribution of shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Portfolio’s shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the distributor or other entities may utilize fees paid pursuant to the Plans to compensate dealers or other entities for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any un-reimbursed expenses.

You should be aware that if you hold your shares for a substantial period of time, you may indirectly pay more than the economic equivalent of the maximum front-end sales charge allowed by the FINRA due to the recurring nature of distribution (12b-1) fees.

Additional Compensation to Financial Intermediaries: The distributor, the Portfolio, Probabilities and their respective affiliates may, at their own expense and out of their own assets including their legitimate profits from Portfolio-related activities, provide additional cash payments to financial intermediaries who sell shares of the Portfolio or assist in the marketing of the Portfolio, including placement agents and marketing specialists. Financial intermediaries include brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others. These payments may be in addition to the Rule 12b-1 fees and any sales charges that are disclosed elsewhere in this Prospectus. These payments are generally made to financial intermediaries that provide shareholder or administrative services, or marketing support. Marketing support may include access to sales meetings, conference sponsorships, sales representatives and financial intermediary management representatives, inclusion of the Portfolio on a sales list, including a preferred or select sales list, or other sales programs. These payments also may be made as an expense reimbursement in cases where the financial intermediary provides shareholder services to Portfolio shareholders. The Distributor may, from time to time, provide promotional incentives to certain investment firms. Such incentives may, at the distributor’s discretion, be limited to investment firms who allow their individual selling representatives to participate in such additional compensation.

Householding: To reduce expenses, we mail only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Portfolio at 1-855-224-7204 between the hours of 8:30 a.m. and 6:00 p.m. Eastern Time on days the Portfolio is open for business or contact your financial institution. We will begin sending you individual copies thirty days after receiving your request.

Voting and Meetings

The Participating Insurance Company that issued your variable contract will solicit voting instructions from you and other purchasers of variable annuity contracts with respect to any matters that are presented to a vote of shareholders. The insurance company may be required to vote on a proportional basis, which means that for shares outstanding for which it receives no instructions, the insurance company will vote those shares in the same proportion as the shares for which it did receive instructions (either for or against a proposal). To the extent the insurance company is required to vote the total Portfolio shares held in its separate accounts on a proportional basis, it is possible that a small number of variable insurance contract owners would be able to determine the outcome of a matter. Shareholders shall be entitled to one vote for each share held.

The Portfolio does not hold annual meetings of shareholders but may hold special meetings. Special meetings are held, for example, to elect or remove Trustees, change the Portfolio’s fundamental investment policies, or approve an investment advisory contract. Unless required otherwise by applicable laws, one-third of the outstanding shares constitute a quorum (or one-third of the class if the matter relates only to a class). The Portfolio and the insurance company may vote all shares as set forth above.

13

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the period of the Portfolio’s operations. Certain information reflects financial results for Class 2 Shares. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The information for the Portfolio for each of the two years in the period ended December 31, 2021 has been derived from the financial statements audited by Deloitte & Touche LLP, whose report, along with the Portfolio’s financial statements, are included in the Portfolios’ December 31, 2021 annual report, which is available upon request. The information for each of the three years in the period ended December 31, 2019 was audited by the Portfolio’s prior audit firm.

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017
Net asset value, beginning of year	$8.08	$9.17	$6.87	$10.73	$9.29
Activity from investment operations:
Net investment loss (1)	(0.15)	(0.13)	(0.05)	(0.19)	(0.12)
Net realized and unrealized gain (loss) on investments (5)	0.31	(0.65)	2.35	(1.65)	1.56
Total from investment operations	0.16	(0.78)	2.30	(1.84)	1.44
Less distributions from:
Net realized gains	—	(0.31)	—	(2.02)	—
Total distributions	—	(0.31)	—	(2.02)	—
Net asset value, end of year	$8.24	$8.08	$9.17	$6.87	$10.73
Total return (2)	1.98%	(8.44)%	33.48%	(15.57)%	15.50	% (6)
Net assets, end of year (000s)	$3,514	$3,529	$2,526	$1,989	$3,612
Ratio of expenses to average net asset, before waivers (3)	4.49%	4.54%	3.72%	3.12%	2.93%
Ratio of expenses to average net assets, after waiver (3)	2.39%	2.39%	2.39%	2.39%	2.39%
Ratio of net investment loss to average net assets (3,4)	(1.86)%	(1.60)%	(0.57)%	(1.89)%	(1.21)%
Portfolio Turnover Rate	1515%	1565%	1711%	1900%	2376%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of the Portfolio’s expenses, total returns would have been lower.

(3)	Does not include the expenses of other exchange traded funds in which the Portfolio invests.

(4)	Recognition of net investment loss by the Portfolio is affected by the timing of declaration of dividends by the underlying exchange traded funds in which the Portfolio invests.

(5)	Realized and unrealized gains (losses) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to the share transactions for the year.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net assets value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

14

PRIVACY NOTICE

Rev. April 2021

FACTS	WHAT DOES NORTHERN LIGHTS VARIABLE TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●     Social Security number and wire transfer instructions

●     account transactions and transaction history

●     investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Variable Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Variable Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-631-490-4300

15

What we do:
How does Northern Lights Variable Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Variable Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●    sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Variable Trust does not share with its affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Variable Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Variable Trust doesn’t jointly market.

16

PROBABILITIES VIT FUND

Adviser	Probabilities Fund Management, LLC 10655 Main Street, Suite 612 Bellevue, WA 98004	Distributor	Northern Lights Distributors, LLC 4221 North 203rd Street, Suite 100 Elkhorn, Nebraska 68022-3474
Independent Registered Public Accounting Firm	Deloitte & Touche LLP 695 Town Center Drive, Suite 1000 Costa Mesa, CA 92626	Legal Counsel	Thompson Hine LLP 41 South High Street, 17th Floor Columbus, OH 43215
Custodian	U.S. Bank, N.A. 60 Livingston Avenue St. Paul, MN 5510-1419	Transfer Agent	Ultimus Fund Solutions, LLC 4221 North 203rd Street, Suite 100 Elkhorn, Nebraska 68022-3474

Additional information about the Portfolio is included in the Portfolio’s Statement of Additional Information dated May 1, 2022 (the “SAI”). The SAI is incorporated into this Prospectus by reference (i.e., legally made a part of this Prospectus). The SAI provides more details about the Portfolio’s policies and management. Additional information about the Portfolio’s investments is also available in the Portfolio’s Annual and Semi-Annual Reports to Shareholders. In the Portfolio’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year.

To obtain a free copy of the SAI and the Annual and Semi-Annual Reports to Shareholders, or other information about the Portfolio, or to make shareholder inquiries about the Portfolio, please call 1-800-519-0438. You may also write to:

Probabilities VIT Fund
c/o Ultimus Fund Solutions, LLC
4221 North 203rd Street, Suite 100
Elkhorn, Nebraska 68022-3474

You may review and obtain copies of the Portfolio’s information at the SEC Public Reference Room in Washington, D.C. Please call 1-202-551-8090 for information relating to the operation of the Public Reference Room. Reports and other information about the Portfolio are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-1520.

Investment Company Act File # 811-21853

Probabilities VIT Fund

A Series of Northern Lights Variable Trust

Class 1 Shares

Class 2 Shares

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2022

This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the Prospectuses of the Probabilities VIT Fund (the “Portfolio”) each dated May 1, 2022. The Portfolio’s Prospectuses are hereby incorporated by reference, which means it is legally part of this SAI. You can obtain copies of the Portfolio’s Prospectuses, annual or semiannual report without charge by contacting the Portfolio’s Transfer Agent, Ultimus Fund Solutions, LLC, 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska 68022 or by calling toll-free 1-855-224-7204.

THE PORTFOLIO	1
TYPES OF INVESTMENTS	3
INVESTMENT RESTRICTIONS	33
POLICIES AND PROCEDURES FOR DISCLOSURE OF PORTFOLIO HOLDINGS	35
MANAGEMENT	37
CONTROL PERSONS AND PRINCIPAL HOLDERS	43
INVESTMENT ADVISER	44
DISTRIBUTION OF SHARES	47
PORTFOLIO MANAGERS	52
ALLOCATION OF PORTFOLIO BROKERAGE	53
PORTFOLIO TURNOVER	54
OTHER SERVICE PROVIDERS	54
DESCRIPTION OF SHARES	57
ANTI-MONEY LAUNDERING PROGRAM	58
PURCHASE, REDEMPTION AND PRICING OF SHARES	58
TAX STATUS	64
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	71
LEGAL COUNSEL	71
FINANCIAL STATEMENTS	71
APPENDIX A – ADVISER’S PROXY VOTING POLICIES AND PROCEDURES	72

THE PORTFOLIO

The Probabilities VIT Fund is a series of Northern Lights Variable Trust, a Delaware statutory trust organized on November 2, 2005 (the “Trust”). The Trust is registered as an open-end management investment company. The Trust is governed by its Board of Trustees (the “Board” or “Trustees” or “Board of Trustees”).

The Portfolio may issue an unlimited number of shares of beneficial interest. All shares of the Portfolio have equal rights and privileges. Each share of the Portfolio is entitled to one vote on all matters as to which shares are entitled to vote. In addition, each share of the Portfolio is entitled to participate equally with other shares (i) in dividends and distributions declared by the Portfolio and (ii) on liquidation to its proportionate share of the assets remaining after satisfaction of outstanding liabilities. Shares of the Portfolio are fully paid, non-assessable and fully transferable when issued and have no pre-emptive, conversion or exchange rights. Fractional shares have proportionately the same rights, including voting rights, as are provided for a full share.

Probabilities Fund Management, LLC (“Probabilities”) serves as the Portfolio’s investment adviser pursuant to an advisory agreement. The Portfolio is a diversified series of the Trust.  The Portfolio’s investment objectives, restrictions and policies are more fully described here and in the Prospectus.  The Board may start other series and offer shares of a new portfolio under the Trust at any time.

Under the Trust’s Agreement and Declaration of Trust, each Trustee will continue in office until the termination of the Trust or his/her earlier death, incapacity, resignation or removal.  Shareholders can remove a Trustee to the extent provided by the Investment Company Act of 1940, as amended (the “1940 Act”) and the rules and regulations promulgated thereunder.  Vacancies may be filled by a majority of the remaining Trustees, except insofar as the 1940 Act may require the election by shareholders.  As a result, normally no annual or regular meetings of shareholders will be held unless matters arise requiring a vote of shareholders under the Agreement and Declaration of Trust or the 1940 Act.

The Portfolio is intended, in part, to be a funding vehicle for variable annuity contracts and flexible premium variable life insurance policies offered by the separate accounts of various insurance companies (each a “Participating Insurance Company”).  The Portfolio’s shares are offered on a continuous basis to insurance companies that offer variable annuity insurance contracts and variable life insurance policies (“Contracts”), certain qualified pension and retirement plans (“Qualified Plans”), separate accounts that are not registered as investment companies (“Unregistered Separate Accounts”) and to other persons permitted to hold shares of the Portfolio pursuant to Treasury Regulation 1.817-5.

The Portfolio currently offers two classes of shares: Class 1 and Class 2 shares. Each share class represents an interest in the same assets of the Portfolio, has the same rights and is identical in all material respects except that (i) each class of shares may be subject to different (or no) sales loads, (ii) each class of shares may bear different distribution fees; (iii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable, including transfer agent fees attributable to a specific class of shares, printing and postage expenses related to preparing and distributing materials to current shareholders of a specific class, registration fees incurred by a specific class of shares, the expenses of administrative personnel and services required to support the shareholders of a specific class, litigation or other legal expenses relating to a class of shares, Trustees’ fees or expenses incurred as a result of issues relating to a specific class of shares and accounting fees and expenses relating to a specific class of shares and (iv) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements. The Board may classify and reclassify the shares of the Portfolio into additional classes of shares at a future date.

The Trust has received an exemptive order from the SEC (“Exemptive Order”) that permits the portfolios of the Trust, including the Portfolio, to sell shares to separate accounts of unaffiliated insurance companies, and pension and retirement plans that qualify for special income tax treatment.  These arrangements may present certain conflicts of interest due to differences in tax treatment and other considerations such that the interests of various variable contract owners participating in a portfolio and the interests of pension and retirement plans investing in a portfolio may conflict.  For example, violation of the federal tax laws by one insurance company’s separate account investing directly or indirectly in a portfolio could cause other variable insurance products funded by the separate account of another insurance company to lose their tax-deferred status unless remedial actions were taken.  It is possible that a difference may arise among the interests of the holders of different types of contracts - for example, if applicable state insurance law or contract owner instructions prevent a Participating Insurance Company from continuing to invest in a portfolio following a change in the portfolio’s investment policies, or if different tax laws apply to flexible premium variable life insurance contracts and variable annuities.  The Board and each Participating Insurance Company will attempt to monitor events to prevent such differences from arising.  As a condition of the Exemptive Order, the Board will monitor events in order to identify any material irreconcilable conflicts which may arise (such as those arising from tax or other differences), and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in one or more of the portfolios. This might force a portfolio to sell its securities at disadvantageous prices which could cause a decrease in the portfolio’s net asset value (“NAV”).

For a description of the methods used to determine the share price and value of the Portfolio’s assets, see “How Shares are Priced” in the Portfolio’s Prospectuses and “Purchase, Redemption and Pricing of Shares” in this Statement of Additional Information.

TYPES OF INVESTMENTS

The investment objective of the Portfolio and a description of its principal investment strategies are set forth under “Fund Summary” in the Prospectuses. The Portfolio’s investment objective is not “fundamental” and may be changed without the approval of a majority of its outstanding voting securities, however, shareholders will be given at least 60 days’ notice of such a change.

The following pages contain more detailed information about the types of instruments in which the Portfolio may invest, strategies Probabilities may employ in pursuit of the Portfolio’s investment objective and a summary of related risks.

EQUITY SECURITIES

The Portfolio and the Underlying Funds in which the Portfolio invests may invest in equity securities. Equity securities include common stock and securities convertible into common stocks, such as convertible bonds, warrants, rights and options. The value of equity securities varies in response to many factors, including the activities and financial condition of individual companies, the business market in which individual companies compete and general market and economic conditions. Equity securities fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be significant.

Common Stock

Common stock represents an equity (ownership) interest in a company, and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company’s stock price.

The fundamental risk of investing in common and preferred stock is the risk that the value of the stock might decrease. Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than preferred stocks, fixed-income securities and money market investments. The market value of all securities, including common and preferred stocks, is based upon the market’s perception of value and not necessarily the book value of an issuer or other objective measures of a company’s worth.

Convertible Securities

The Portfolio may invest in convertible securities and non-investment grade convertible securities. Convertible securities include fixed income securities that may be exchanged or converted into a predetermined number of shares of the issuer’s underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of “usable” bonds and warrants or a combination of the features of several of these securities. Convertible securities are senior to common stocks in an issuer’s capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed-income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security’s underlying common stock.

Warrants

The Portfolio may invest in warrants. Warrants are options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than one year to twenty years, or they may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, a warrant is worthless if the market price of the common stock does not exceed the warrant’s exercise price during the life of the warrant. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

DERIVATIVES

Futures Contracts

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a stock index) for a specified price, date, time and place designated at the time the contract is made. Brokerage fees are incurred when a futures contract is bought or sold and margin deposits must be maintained. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position.

Unlike when a fund purchases or sells a security, no price would be paid or received by the Portfolio upon the purchase or sale of a futures contract. Upon entering into a futures contract, and to maintain the Portfolio’s open positions in futures contracts, the Portfolio would be required to deposit with its custodian or futures broker in a segregated account in the name of the futures broker an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as “initial margin.” The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the contract being traded.

If the price of an open futures contract changes (by increase in underlying instrument or index in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Portfolio.

These subsequent payments, called “variation margin,” to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.” The Portfolio expects to earn interest income on its margin deposits.

Although certain futures contracts, by their terms, require actual future delivery of and payment for the underlying instruments, in practice most futures contracts are usually closed out before the delivery date. Closing out an open futures contract purchase or sale is effected by entering into an offsetting futures contract sale or purchase, respectively, for the same aggregate amount of the identical underlying instrument or index and the same delivery date. If the offsetting purchase price is less than the original sale price, the Portfolio realizes a gain; if it is more, the Portfolio realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Portfolio realizes a gain; if it is less, the Portfolio realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that the Portfolio will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If the Portfolio is not able to enter into an offsetting transaction, the Portfolio will continue to be required to maintain the margin deposits on the futures contract.

For example, one contract in the Financial Times Stock Exchange 100 Index future is a contract to buy 25 pounds sterling multiplied by the level of the UK Financial Times 100 Share Index on a given future date. Settlement of a stock index futures contract may or may not be in the underlying instrument or index. If not in the underlying instrument or index, then settlement will be made in cash, equivalent over time to the difference between the contract price and the actual price of the underlying asset at the time the stock index futures contract expires.

Options on Futures Contracts

The Portfolio may purchase and sell options on the same types of futures in which it may invest. Options on futures are similar to options on underlying instruments except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by the delivery of the accumulated balance in the writer’s futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

Regulation as a Commodity Pool Operator

The Trust, on behalf of the Portfolio, has filed with the National Futures Association, a notice claiming an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act, as amended, and the rules of the Commodity Futures Trading Commission promulgated thereunder, with respect to the Portfolio’s operations. Accordingly, the Portfolio is not subject to registration or regulation as a commodity pool operator.

Options on Securities

The Portfolio may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market value of the stocks included in the index. For example, some stock index options are based on a broad market index, such as the Standard & Poor’s 500® Index or the Value Line Composite Index or a narrower market index, such as the Standard & Poor’s 100®. Indices may also be based on an industry or market segment, such as the NYSE Arca Oil and Gas Index or the Business Equipment Index. Options on stock indices are currently traded on the Chicago Board Options Exchange, the New York Stock Exchange, and the NASDAQ PHLX.

The Portfolio’s obligation to sell an instrument subject to a call option written by it, or to purchase an instrument subject to a put option written by it, may be terminated prior to the expiration date of the option by the Portfolio’s execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying instrument, exercise price and expiration date) as the option previously written. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying instrument or to permit the writing of a new option containing different terms on such underlying instrument. The cost of such a liquidation purchase plus transactions costs may be greater than the premium received upon the original option, in which event the Portfolio will have incurred a loss in the transaction. There is no assurance that a liquid secondary market will exist for any particular option. An option writer unable to effect a closing purchase transaction will not be able to sell the underlying instrument or liquidate the assets held in a segregated account, as described below, until the option expires or the optioned instrument is delivered upon exercise. In such circumstances, the writer will be subject to the risk of market decline or appreciation in the instrument during such period.

If an option purchased by a fund expires unexercised, that fund realizes a loss equal to the premium paid. If the Portfolio enters into a closing sale transaction on an option purchased by it, the Portfolio will realize a gain if the premium received by the Portfolio on the closing transaction is more than the premium paid to purchase the option or a loss if it is less. If an option written by a fund expires on the stipulated expiration date or if the Portfolio enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold). If an option written by a fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Portfolio will realize a gain or loss.

Certain Risks Regarding Options. There are several risks associated with transactions in options. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on an exchange, may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities or currencies; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading value; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Successful use by the Portfolio of options on stock indices will be subject to the ability of the adviser to correctly predict movements in the directions of the stock market. This requires different skills and techniques than predicting changes in the prices of individual securities. In addition, the Portfolio’s ability to effectively hedge all or a portion of the securities in its portfolio, in anticipation of or during a market decline, through transactions in put options on stock indices, depends on the degree to which price movements in the underlying index correlate with the price movements of the securities held by the Portfolio. Inasmuch as the Portfolio’s securities will not duplicate the components of an index, the correlation will not be perfect. Consequently, the Portfolio bears the risk that the prices of its securities being hedged will not move in the same amount as the prices of its put options on the stock indices. It is also possible that there may be a negative correlation between the index and the Portfolio’s securities that would result in a loss on both such securities and the options on stock indices acquired by the Portfolio.

The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets. The purchase of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The purchase of stock index options involves the risk that the premium and transaction costs paid by the Portfolio in purchasing an option will be lost as a result of unanticipated movements in prices of the securities comprising the stock index on which the option is based.

There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or elsewhere may exist. If the Portfolio is unable to close out a call option on securities that it has written before the option is exercised, the Portfolio may be required to purchase the optioned securities in order to satisfy its obligation under the option to deliver such securities. If the Portfolio was unable to effect a closing sale transaction with respect to options on securities that it has purchased, it would have to exercise the option in order to realize any profit and would incur transaction costs upon the purchase and sale of the underlying securities.

Cover for Options Positions. Transactions using options (other than options that a fund has purchased) expose the Portfolio to an obligation to another party. The Portfolio will not enter into any such transactions unless it owns either (i) an offsetting (“covered”) position in securities or other options or (ii) cash or liquid securities with a value sufficient at all times to cover its potential obligations not covered as provided in (i) above. The Portfolio will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities in a segregated account with the Custodian in the prescribed amount. Under current SEC guidelines, the Portfolio will segregate assets to cover transactions in which the Portfolio writes or sells options.

Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Portfolio’s assets to cover or segregated accounts could impede portfolio management or the Portfolio’s ability to meet redemption requests or other current obligations.

Dealer Options

The Portfolio may engage in transactions involving dealer options as well as exchange-traded options. Certain additional risks are specific to dealer options. While the Portfolio might look to a clearing corporation to exercise exchange-traded options, if the Portfolio were to purchase a dealer option it would need to rely on the dealer from which it purchased the option to perform if the option were exercised. Failure by the dealer to do so would result in the loss of the premium paid by the Portfolio as well as loss of the expected benefit of the transaction.

Exchange-traded options generally have a continuous liquid market while dealer options may not. Consequently, the Portfolio may generally be able to realize the value of a dealer option it has purchased only by exercising or reselling the option to the dealer who issued it. Similarly, when the Portfolio writes a dealer option, the Portfolio may generally be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to whom the Portfolio originally wrote the option. While the Portfolio will seek to enter into dealer options only with dealers who will agree to and which are expected to be capable of entering into closing transactions with the Portfolio, there can be no assurance that the Portfolio will at any time be able to liquidate a dealer option at a favorable price at any time prior to expiration. Unless the Portfolio, as a covered dealer call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised. In the event of insolvency of the other party, the Portfolio may be unable to liquidate a dealer option. With respect to options written by the Portfolio, the inability to enter into a closing transaction may result in material losses to the Portfolio. For example, because the Portfolio must maintain a secured position with respect to any call option on a security it writes, the Portfolio may not sell the assets that it has segregated to secure the position while it is obligated under the option. This requirement may impair the Portfolio’s ability to sell portfolio securities at a time when such sale might be advantageous.

The Staff of the SEC has taken the position that purchased dealer options are illiquid securities. The Portfolio may treat the cover used for written dealer options as liquid if the dealer agrees that the Portfolio may repurchase the dealer option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the dealer option would be considered illiquid only to the extent the maximum purchase price under the formula exceeds the intrinsic value of the option. Accordingly, the Portfolio will treat dealer options as subject to the Portfolio’s limitation on illiquid securities. If the SEC changes its position on the liquidity of dealer options, a fund will change its treatment of such instruments accordingly.

Spread Transactions

The Portfolio may purchase covered spread options from securities dealers. These covered spread options are not presently exchange-listed or exchange-traded. The purchase of a spread option gives the Portfolio the right to put securities that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that the Portfolio does not own, but which is used as a benchmark. The risk to the Portfolio, in addition to the risks of dealer options described above, is the cost of the premium paid as well as any transaction costs. The purchase of spread options will be used to protect the Portfolio against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities. This protection is provided only during the life of the spread options.

Swap Agreements

The Portfolio may enter into interest rate, index and currency exchange rate swap agreements in an attempt to obtain a particular desired return at a lower cost to the Portfolio than if it had invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. The “notional amount” of the swap agreement is only a fictive basis on which to calculate the obligations the parties to a swap agreement have agreed to exchange. The Portfolio’s obligations (or rights) under a swap agreement will generally be equal only to the amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). The Portfolio’s obligations under a swap agreement will be accrued daily (offset against any amounts owing to the

Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash, U.S. government securities, or other liquid securities, to avoid leveraging of the Portfolio’s portfolio.

Whether the Portfolio’s use of swap agreements enhance the Portfolio’s total return will depend on the adviser’s ability correctly to predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, the Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Probabilities will cause the Portfolio to enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Portfolio’s repurchase agreement guidelines. The swap market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Portfolio’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Certain swap agreements are exempt from most provisions of the Commodity Exchange Act (“CEA”) and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations of the CFTC. To qualify for this exemption, a swap agreement must be entered into by “eligible participants,” which include the following, provided the participants’ total assets exceed established levels: a bank or trust company, savings association or credit union, insurance company, investment company subject to regulation under the 1940 Act, commodity pool, corporation, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity, broker-dealer, futures commission merchant, natural person, or regulated foreign person. To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employees benefit plans must have assets exceeding $5 million. In addition, an eligible swap transaction must meet three conditions. First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms. Second, the creditworthiness of parties with actual or potential obligations under the swap agreement must be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost or credit enhancement terms. Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.

Certain Investment Techniques and Derivatives Risks.

When Probabilities uses investment techniques such as margin, leverage and short sales, and forms of financial derivatives, such as options and futures, an investment in the Portfolio may be more volatile than investments in other mutual funds. Although the intention is to use such investment techniques and derivatives to minimize risk to the Portfolio, as well as for speculative purposes, there is the possibility that improper implementation of such techniques and derivative strategies or unusual market conditions could result in significant losses to the Portfolio. Derivatives are used to limit risk in the Portfolio or to enhance investment return and have a return tied to a formula based upon an interest rate, index, price of a security, or other measurement. Derivatives involve special risks, including: (1) the risk that interest rates, securities prices and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) the risk that adverse price movements in an instrument can result in a loss substantially greater than the Portfolio’s initial investment in that instrument (in some cases, the potential loss in unlimited); (6) particularly in the case of privately-negotiated instruments, the risk that the counterparty will not perform its obligations, or that penalties could be incurred for positions held less than the required minimum holding period, which could leave the Portfolio worse off than if it had not entered into the position; and (7) the inability to close out certain hedged positions to avoid adverse tax consequences. In addition, the use of derivatives for non-hedging purposes (that is, to seek to increase total return) is considered a speculative practice and may present an even greater risk of loss than when used for hedging purposes.

FIXED INCOME/DEBT/BOND SECURITIES

Yields on fixed income securities, which the Portfolio defines to include preferred stock, are dependent on a variety of factors, including the general conditions of the money market and other fixed income securities markets, the size of a particular offering, the maturity of the obligation and the rating of the issue. An investment in the Portfolio will be subjected to risk even if all fixed income securities in the Portfolio’s portfolio are paid in full at maturity. All fixed income securities, including U.S. government securities, can change in value when there is a change in interest rates or the issuer’s actual or perceived creditworthiness or ability to meet its obligations.

There is normally an inverse relationship between the market value of securities sensitive to prevailing interest rates and actual changes in interest rates. In other words, an increase in interest rates produces a decrease in market value. The longer the remaining maturity (and duration) of a security, the greater will be the effect of interest rate changes on the market value of that security. Changes in the ability of an issuer to make payments of interest and principal and in the markets’ perception of an issuer’s creditworthiness will also affect the market value of the debt securities of that issuer. Obligations of issuers of fixed income securities (including municipal securities) are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Reform Act of 1978. In addition, the obligations of municipal issuers may become subject to laws enacted in the future by Congress, state legislatures, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. Changes in the ability of an issuer to make payments of interest and principal and in the market’s perception of an issuer’s creditworthiness will also affect the market value of the debt securities of that issuer. The possibility exists, therefore, that, the ability of any issuer to pay, when due, the principal of and interest on its debt securities may become impaired.

The corporate debt securities in which the Portfolio may invest include corporate bonds and notes and short-term investments such as commercial paper and variable rate demand notes. Commercial paper (short-term promissory notes) is issued by companies to finance their or their affiliate’s current obligations and is frequently unsecured. Variable and floating rate demand notes are unsecured obligations redeemable upon not more than 30 days’ notice. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to a direct arrangement with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days’ notice. These obligations generally are not traded, nor generally is there an established secondary market for these obligations. To the extent a demand note does not have a 7-day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid security.

The Portfolio may invest in debt securities, including non-investment grade debt securities. The following describes some of the risks associated with fixed income debt securities:

Interest Rate Risk. Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes although they usually offer higher yields to compensate investors for the greater risks. The longer the maturity of the security, the greater the impact a change in interest rates could have on the security’s price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates and long-term securities tend to react to changes in long-term interest rates.

Credit Risk. Fixed income securities have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of those issuers to make principal or interest payments, as compared to issuers of more highly rated securities.

Extension Risk. The Portfolio is subject to the risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as mortgage-backed securities) later than expected. This may happen when there is a rise in interest rates.

These events may lengthen the duration (i.e. interest rate sensitivity) and potentially reduce the value of these securities.

Prepayment Risk. Certain types of debt securities, such as mortgage-backed securities, have yield and maturity characteristics corresponding to underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity when the entire principal amount comes due, payments on certain mortgage-backed securities may include both interest and a partial payment of principal. Besides the scheduled repayment of principal, payments of principal may result from the voluntary prepayment, refinancing, or foreclosure of the underlying mortgage loans.

Securities subject to prepayment are less effective than other types of securities as a means of “locking in” attractive long-term interest rates. One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates. These prepayments would have to be reinvested at lower rates. As a result, these securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates. Prepayments may also significantly shorten the effective maturities of these securities, especially during periods of declining interest rates. Conversely, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of the Portfolio.

At times, some of the mortgage-backed securities in which the Portfolio may invest will have higher than market interest rates and therefore will be purchased at a premium above their par value. Prepayments may cause losses in securities purchased at a premium, as unscheduled prepayments, which are made at par, will cause the Portfolio to experience a loss equal to any unamortized premium.

Certificates of Deposit and Bankers’ Acceptances

The Portfolio may invest in certificates of deposit and bankers’ acceptances, which are considered to be short-term money market instruments.

Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers’ acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then “accepted” by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

Commercial Paper

The Portfolio may purchase commercial paper. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. It may be secured by letters of credit, a surety bond or other forms of collateral. Commercial paper is usually repaid at maturity by the issuer from the proceeds of the issuance of new commercial paper. As a result, investment in commercial paper is subject to the risk the issuer cannot issue enough new commercial paper to satisfy its outstanding commercial paper, also known as rollover risk. Commercial paper may become illiquid or may suffer from reduced liquidity in certain circumstances. Like all fixed income securities, commercial paper prices are susceptible to fluctuations in interest rates. If interest rates rise, commercial paper prices will decline. The short-term nature of a commercial paper investment makes it less susceptible to interest rate risk than many other fixed income securities because interest rate risk typically increases as maturity lengths increase. Commercial paper tends to yield smaller returns than longer-term corporate debt because securities with shorter maturities typically have lower effective yields than those with longer maturities. As with all fixed income securities, there is a chance that the issuer will default on its commercial paper obligation.

Time Deposits and Variable Rate Notes

The Portfolio may invest in fixed time deposits, whether or not subject to withdrawal penalties.

The commercial paper obligations, which the Portfolio may buy are unsecured and may include variable rate notes. The nature and terms of a variable rate note (i.e., a “Master Note”) permit the Portfolio to invest fluctuating amounts at varying rates of interest pursuant to a direct arrangement between the Portfolio as lender, and the issuer, as borrower. It permits daily changes in the amounts borrowed. The Portfolio has the right at any time to increase, up to the full amount stated in the note agreement, or to decrease the amount outstanding under the note. The issuer may prepay at any time and without penalty any part of or the full amount of the note. The note may or may not be backed by one or more bank letters of credit. Because these notes are direct lending arrangements between the Portfolio and the issuer, it is not generally contemplated that they will be traded; moreover, there is currently no secondary market for them. Except as specifically provided in the Prospectus, there is no limitation on the type of issuer from whom these notes may be purchased; however, in connection with such purchase and on an ongoing basis, Probabilities will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes made demand simultaneously. Variable rate notes are subject to the Portfolio’s investment restriction on illiquid securities unless such notes can be put back to the issuer on demand within seven days.

Insured Bank Obligations

The Portfolio may invest in insured bank obligations. The Federal Deposit Insurance Corporation (“FDIC”) insures the deposits of federally insured banks and savings and loan associations (collectively referred to as “banks”) up to $250,000. The Portfolio may purchase bank obligations that are fully insured as to principal by the FDIC. Currently, to remain fully insured as to principal, these investments must be limited to $250,000 per bank; if the principal amount and accrued interest together exceed $250,000, the excess principal and accrued interest will not be insured. Insured bank obligations may have limited marketability.

High Yield Securities

The Portfolio may invest in high yield securities. High yield, high risk bonds are securities that are generally rated below investment grade by the primary rating agencies (BB+ or lower by S&P and Ba1 or lower by Moody’s). Other terms used to describe such securities include “lower rated bonds,” “non-investment grade bonds,” “below investment grade bonds,” and “junk bonds.” These securities are considered to be high-risk investments. The risks include the following:

Greater Risk of Loss. These securities are regarded as predominantly speculative. There is a greater risk that issuers of lower rated securities will default than issuers of higher rated securities. Issuers of lower rated securities generally are less creditworthy and may be highly indebted, financially distressed, or bankrupt. These issuers are more vulnerable to real or perceived economic changes, political changes or adverse industry developments. In addition, high yield securities are frequently subordinated to the prior payment of senior indebtedness. If an issuer fails to pay principal or interest, the Portfolio would experience a decrease in income and a decline in the market value of its investments.

Sensitivity to Interest Rate and Economic Changes. The income and market value of lower-rated securities may fluctuate more than higher rated securities. Although non-investment grade securities tend to be less sensitive to interest rate changes than investment grade securities, non-investment grade securities are more sensitive to short-term corporate, economic and market developments. During periods of economic uncertainty and change, the market price of the investments in lower-rated securities may be volatile. The default rate for high yield bonds tends to be cyclical, with defaults rising in periods of economic downturn. For example, in 2000, 2001 and 2002, the default rate for high yield securities was significantly higher than in the prior or subsequent years.

Valuation Difficulties. It is often more difficult to value lower rated securities than higher rated securities. If an issuer’s financial condition deteriorates, accurate financial and business information may be limited or unavailable. In addition, the lower rated investments may be thinly traded and there may be no established secondary market. Because of the lack of market pricing and current information for investments in lower rated securities, valuation of such investments is much more dependent on judgment than is the case with higher rated securities.

Liquidity. There may be no established secondary or public market for investments in lower rated securities. Such securities are frequently traded in markets that may be relatively less liquid than the market for higher rated securities. In addition, relatively few institutional purchasers may hold a major portion of an issue of lower-rated securities at times. As a result, the Portfolio may be required to sell investments at substantial losses or retain them indefinitely when an issuer’s financial condition is deteriorating.

Credit Quality. Credit quality of non-investment grade securities can change suddenly and unexpectedly, and even recently-issued credit ratings may not fully reflect the actual risks posed by a particular high-yield security.

New Legislation. Future legislation may have a possible negative impact on the market for high yield, high risk bonds. As an example, in the late 1980’s, legislation required federally-insured savings and loan associations to divest their investments in high yield, high risk bonds. New legislation, if enacted, could have a material negative effect on the Portfolio’s investments in lower rated securities.

High yield, high risk investments may include the following:

Straight fixed-income debt securities. These include bonds and other debt obligations that bear a fixed or variable rate of interest payable at regular intervals and have a fixed or resettable maturity date. The particular terms of such securities vary and may include features such as call provisions and sinking funds.

Zero-coupon debt securities. These bear no interest obligation but are issued at a discount from their value at maturity. When held to maturity, their entire return equals the difference between their issue price and their maturity value.

Zero-fixed-coupon debt securities. These are zero-coupon debt securities that convert on a specified date to interest-bearing debt securities.

Pay-in-kind bonds. These are bonds which allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. These are bonds sold without registration under the Securities Act of 1933, as amended (“1933 Act”), usually to a relatively small number of institutional investors.

Convertible Securities. These are bonds or preferred stock that may be converted to common stock.

Preferred Stock. These are stocks that generally pay a dividend at a specified rate and have preference over common stock in the payment of dividends and in liquidation.

Loan Participations and Assignments. These are participations in, or assignments of all or a portion of loans to corporations or to governments, including governments of less developed countries (“LDCs”).

Securities issued in connection with Reorganizations and Corporate Restructurings. In connection with reorganizing or restructuring of an issuer, an issuer may issue common stock or other securities to holders of its debt securities. The Portfolio may hold such common stock and other securities even if it does not invest in such securities.

Municipal Government Obligations

In general, municipal obligations are debt obligations issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and their political subdivisions, agencies and instrumentalities.  Municipal obligations generally include debt obligations issued to obtain funds for various public purposes.  Certain types of municipal obligations are issued in whole or in part to obtain funding for privately operated facilities or projects.  Municipal obligations include general obligation bonds, revenue bonds, industrial development bonds, notes and municipal lease obligations.  Municipal obligations also include additional obligations, the interest on which is exempt from federal income tax, that may become available in the future as long as the Board of the Portfolio determines that an investment in any such type of obligation is consistent with the Portfolio’s investment objectives.  Municipal obligations may be fully or partially backed by local government, the credit of a private issuer, current or anticipated revenues from a specific project or specific assets or domestic or foreign entities providing credit support such as letters of credit, guarantees or insurance.

Bonds and Notes. General obligation bonds are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of interest and principal.  Revenue bonds are payable only from the revenues derived from a project or facility or from the proceeds of a specified revenue source.  Industrial development bonds are generally revenue bonds secured by payments from and the credit of private users.  Municipal notes are issued to meet the short-term funding requirements of state, regional and local governments.  Municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax and revenue anticipation notes, construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes and similar instruments.

Municipal Lease Obligations. Municipal lease obligations may take the form of a lease, an installment purchase or a conditional sales contract.  They are issued by state and local governments and authorities to acquire land, equipment and facilities, such as vehicles, telecommunications and computer equipment and other capital assets.  The Portfolio may invest in Underlying Funds that purchase these lease obligations directly, or it may purchase participation interests in such lease obligations (See “Participation Interests” section). States have different requirements for issuing municipal debt and issuing municipal leases.  Municipal leases are generally subject to greater risks than general obligation or revenue bonds because they usually contain a “non-appropriation” clause, which provides that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year.  Such non-appropriation clauses are required to avoid the municipal lease obligations from being treated as debt for state debt restriction purposes.  Accordingly, such obligations are subject to “non-appropriation” risk.  Municipal leases may be secured by the underlying capital asset and it may be difficult to dispose of any such asset in the event of non-appropriation or other default.

United States Government Obligations

These consist of various types of marketable securities issued by the United States Treasury, i.e., bills, notes and bonds. Such securities are direct obligations of the United States government and differ mainly in the length of their maturity. Treasury bills, the most frequently issued marketable government security, have a maturity of up to one year and are issued on a discount basis. The Portfolio may also invest in Treasury Inflation-Protected Securities (“TIPS”).  TIPS are special types of treasury bonds that were created in order to offer bond investors protection from inflation. The values of the TIPS are automatically adjusted to the inflation rate as measured by the Consumer Price Index (“CPI”). If the CPI goes up by half a percent, the value of the bond (the TIPS) would also go up by half a percent. If the CPI falls, the value of the bond does not fall because the government guarantees that the original investment will stay the same. TIPS decline in value when real interest rates rise. However, in certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, TIPS may experience greater losses than other fixed income securities with similar duration.

United States Government Agency

These consist of debt securities issued by agencies and instrumentalities of the United States government, including the various types of instruments currently outstanding or which may be offered in the future. Agencies include, among others, the Federal Housing Administration, Government National Mortgage Association (“GNMA”), Farmer’s Home Administration, Export-Import Bank of the United States, Maritime Administration, and General Services Administration. Instrumentalities include, for example, each of the Federal Home Loan Banks, the National Bank for Cooperatives, the Federal Home Loan Mortgage Corporation (“FHLMC”), the Farm Credit Banks, the Federal National Mortgage Association (“FNMA”), and the United States Postal Service. These securities are either: (i) backed by the full faith and credit of the United States government (e.g., United States Treasury Bills); (ii) guaranteed by the United States Treasury (e.g., GNMA mortgage-backed securities); (iii) supported by the issuing agency’s or instrumentality’s right to borrow from the United States Treasury (e.g., FNMA Discount Notes); or (iv) supported only by the issuing agency’s or instrumentality’s own credit (e.g., Tennessee Valley Association). On September 7, 2008, the U.S. Treasury Department and the Federal Housing Finance Authority (the “FHFA”) announced that FNMA and FHLMC had been placed into conservatorship, a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.  The U.S. Treasury Department and the FHFA at the same time established a secured lending facility and a Secured Stock Purchase Agreement with both FNMA and FHLMC to ensure that each entity had the ability to fulfill its financial obligations.  The FHFA announced that it does not anticipate any disruption in pattern of payments or ongoing business operations of FNMA and FHLMC.

Government-related guarantors (i.e. not backed by the full faith and credit of the United States government) include FNMA and FHLMC. FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the United States government.

FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private stockholders. FHLMC issues participation certificates (“PCs”), which represent interests in conventional mortgages from FHLMC’s national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States government. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such nongovernmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers.

Mortgage Pass-Through Securities

Interests in pools of mortgage pass-through securities differ from other forms of debt securities (which normally provide periodic payments of interest in fixed amounts and the payment of principal in a lump sum at maturity or on specified call dates). Instead, mortgage pass-through securities provide monthly payments consisting of both interest and principal payments. In effect, these payments are a “pass-through” of the monthly payments made by the individual borrowers on the underlying residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Unscheduled payments of principal may be made if the underlying mortgage loans are repaid or refinanced or the underlying properties are foreclosed, thereby shortening the securities’ weighted average life. Some mortgage pass-through securities (such as securities guaranteed by GNMA) are described as “modified pass-through securities.” These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, on the scheduled payment dates regardless of whether the mortgagor actually makes the payment.

The principal governmental guarantor of mortgage pass-through securities is GNMA. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Treasury, the timely payment of principal and interest on securities issued by lending institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgage loans. These mortgage loans are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A “pool” or group of such mortgage loans is assembled and after being approved by GNMA, is offered to investors through securities dealers.

Government-related guarantors of mortgage pass-through securities (i.e., not backed by the full faith and credit of the U.S. Treasury) include FNMA and FHLMC. FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved sellers/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Mortgage pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Treasury.

FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a U.S. government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private stockholders. FHLMC issues Participation Certificates (“PCs”), which represent interests in conventional mortgages from FHLMC’s national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Treasury.

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage pass-through securities. The Portfolio does not purchase interests in pools created by such non-governmental issuers.

Resets. The interest rates paid on the Adjustable Rate Mortgage Securities (“ARMs”) in which the Portfolio may invest generally are readjusted or reset at intervals of one year or less to an increment over some predetermined interest rate index. There are two main categories of indices: those based on U.S. Treasury securities and those derived from a calculated measure, such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year and five-year constant maturity Treasury Note rates, the three-month Treasury Bill rate, the 180-day Treasury Bill rate, rates on longer-term Treasury securities, the National Median Cost of Funds, the one-month or three-month London Interbank Offered Rate (LIBOR), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury Note rate, closely mirror changes in market interest rate levels. Others tend to lag changes in market rate levels and tend to be somewhat less volatile.

Caps and Floors. The underlying mortgages which collateralize the ARMs in which the Portfolio invests will frequently have caps and floors which limit the maximum amount by which the loan rate to the residential borrower may change up or down: (1) per reset or adjustment interval, and (2) over the life of the loan. Some residential mortgage loans restrict periodic adjustments by limiting changes in the borrower’s monthly principal and interest payments rather than limiting interest rate changes. These payment caps may result in negative amortization. The value of mortgage securities in which the Portfolio invests may be affected if market interest rates rise or fall faster and farther than the allowable caps or floors on the underlying residential mortgage loans. Additionally, even though the interest rates on the underlying residential mortgages are adjustable, amortization and prepayments may occur, thereby causing the effective maturities of the mortgage securities in which the Portfolio invests to be shorter than the maturities stated in the underlying mortgages.

Preferred Stock. The Portfolio defines preferred stock as a form of fixed income security because it has similar features to other forms of fixed income securities. Preferred stocks are securities that have characteristics of both common stocks and corporate bonds. Preferred stocks may receive dividends, but payment is not guaranteed as with a bond. These securities may be undervalued because of a lack of analyst coverage resulting in a high dividend yield or yield to maturity.  The risks of preferred stocks include a lack of voting rights and the Portfolio’s adviser may incorrectly analyze the security, resulting in a loss to the Portfolio.  Furthermore, preferred stock dividends are not guaranteed, and management can elect to forego the preferred dividend, resulting in a loss to the Portfolio.  Preferred stock may also be convertible in the common stock of the issuer.  Convertible securities may be exchanged or converted into a predetermined number of shares of the issuer’s underlying common stock at the option of the holder during a specified period. Convertible securities are senior to common stocks in an issuer’s capital structure, but are usually subordinated to similar non-convertible securities. A convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security’s underlying common stock. In general, preferred stocks generally pay a dividend at a specified rate and have preference over common stock in the payment of dividends and in liquidation. The Portfolio may invest in preferred stock with any or no credit rating. Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should a company be liquidated, although preferred stock is usually junior to the debt securities of the issuer. Preferred stock market value may change based on changes in interest rates.

FOREIGN SECURITIES

The Portfolio may invest in securities of foreign issuers and exchange traded funds (“ETFs”) and other investment companies that hold a portfolio of foreign securities. Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than exists in the United States. Interest and dividends paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to the Portfolio by domestic companies or the U.S. government. There may be the possibility of expropriations, seizure or nationalization of foreign deposits, confiscatory taxation, political, economic or social instability or diplomatic developments that could affect assets of the Portfolio held in foreign countries. Finally, the establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations.

To the extent the Portfolio’s currency exchange transactions do not fully protect the Portfolio against adverse changes in currency exchange rates, decreases in the value of currencies of the foreign countries in which the Portfolio will invest relative to the U.S. dollar will result in a corresponding decrease in the U.S. dollar value of the Portfolio’s assets denominated in those currencies (and possibly a corresponding increase in the amount of securities required to be liquidated to meet distribution requirements). Conversely, increases in the value of currencies of the foreign countries in which the Portfolio invests relative to the U.S. dollar will result in a corresponding increase in the U.S. dollar value of the Portfolio’s assets (and possibly a corresponding decrease in the amount of securities to be liquidated).

Emerging Markets Securities. The Portfolio may purchase securities of emerging market issuers and ETFs and other closed end funds that invest in emerging market securities. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in foreign developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Portfolio. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging markets securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause the Portfolio to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

Depositary Receipts. The Portfolio may invest in sponsored and unsponsored American Depositary Receipts (“ADRs”), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of these ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. Many of the risks described above regarding foreign securities apply to investments in ADRs.

Illiquid and Restricted Securities

The Portfolio may invest up to 15% of its net assets in illiquid securities. Illiquid securities include securities subject to contractual or legal restrictions on resale (e.g., because they have not been registered under the Securities Act of 1933, as amended (the “Securities Act”)) and securities that are otherwise not readily marketable (e.g., because trading in the security is suspended or because market makers do not exist or will not entertain bids or offers). Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Foreign securities that are freely tradable in their principal markets are not considered to be illiquid.

Restricted and other illiquid securities may be subject to the potential for delays on resale and uncertainty in valuation. The Portfolio might be unable to dispose of illiquid securities promptly or at reasonable prices and might thereby experience difficulty in satisfying redemption requests from shareholders. The Underlying Fund might have to register restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

A large institutional market exists for certain securities that are not registered under the Securities Act, including foreign securities. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. Rule 144A under the Securities Act allows such a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public. Rule 144A establishes a “safe harbor” from the registration requirements of the Securities Act for resale of certain securities to qualified institutional buyers. Rule 144A has produced enhanced liquidity for many restricted securities, and market liquidity for such securities may continue to expand as a result of this regulation and the consequent existence of the PORTAL system, which is an automated system for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers sponsored by NASDAQ.

Under guidelines adopted by the Board, Probabilities may determine that particular Rule 144A securities, and commercial paper issued in reliance on the private placement exemption from registration afforded by Section 4(a)(2) of the Securities Act, are liquid even though they are not registered. A determination of whether such a security is liquid or not is a question of fact. In making this determination, the adviser will consider, as it deems appropriate under the circumstances and among other factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security; (3) the number of other potential purchasers of the security; (4) dealer undertakings to make a market in the security; (5) the nature of the security (e.g., debt or equity, date of maturity, terms of dividend or interest payments, and other material terms) and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer); and (6) the rating of the security and the financial condition and prospects of the issuer. In the case of commercial paper, the adviser will also determine that the paper (1) is not traded flat or in default as to principal and interest, and (2) is rated in one of the two highest rating categories by at least two Nationally Recognized Statistical Rating Organization (“NRSRO”) or, if only one NRSRO rates the security, by that NRSRO, or, if the security is unrated, the adviser determines that it is of equivalent quality.

Rule 144A securities and Section 4(a)(2) commercial paper that have been deemed liquid as described above will continue to be monitored by the Portfolio Managers to determine if the security is no longer liquid as the result of changed conditions. Investing in Rule 144A securities or Section 4(a)(2) commercial paper could have the effect of increasing the amount of the Portfolio’s assets invested in illiquid securities if institutional buyers are unwilling to purchase such securities.

Investment Companies

The Portfolio may invest in investment companies such as open-end funds (mutual funds), closed-end funds, and ETFs (collectively referred to as “Underlying Funds”). The 1940 Act provides that the mutual funds may not: (1) purchase more than 3% of an investment company’s outstanding shares; (2) invest more than 5% of its assets in any single such investment company (the “5% Limit”), and (3) invest more than 10% of its assets in investment companies overall (the “10% Limit”), unless: (i) the underlying investment company and/or the Portfolio has received an order for exemptive relief from such limitations from the Securities and Exchange Commission (“SEC”); and (ii) the underlying investment company and the Portfolio take appropriate steps to comply with any conditions in such order.

The Portfolio may exceed these statutory limits when permitted by SEC order or other applicable law or regulatory guidance, such as is the case with many ETFs. The SEC recently adopted certain regulatory changes and took other actions related to the ability of an investment company to invest in the securities of another investment company. These changes include, among other things, the rescission of certain SEC exemptive orders permitting investments in excess of the statutory limits and the withdrawal of certain related SEC staff no-action letters, and the adoption of Rule 12d1-4 under the 1940 Act. Rule 12d1-4 permits the Portfolio to invest in other investment companies beyond the statutory limits, subject to certain conditions. The rescission of the applicable exemptive orders and the withdrawal of the applicable no-action letters is effective on January 19, 2022. After such time, an investment company will no longer be able to rely on the aforementioned exemptive orders and no-action letters, and will be subject instead to Rule 12d1-4 and other applicable rules under Section 12(d)(1).

In addition, Section 12(d)(1)(F) of the Investment Company Act of 1940, as amended provides that the provisions of paragraph 12(d)(1) shall not apply to securities purchased or otherwise acquired by the Portfolio if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding stock of such registered investment company is owned by the Portfolio and all affiliated persons of the Portfolio; and (ii) the Portfolio has not, and is not proposing to offer or sell any security issued by it through a principal underwriter or otherwise at a public or offering price which includes a sales load of more than 1 ½% percent. An investment company that issues shares to the Portfolio pursuant to paragraph 12(d)(1)(F) shall not be required to redeem its shares in an amount exceeding 1% of such investment company’s total outstanding shares in any period of less than thirty days. The Portfolio must comply with the following voting restrictions: when the Portfolio exercises voting rights, by proxy or otherwise, with respect to investment companies owned by the Portfolio, the Portfolio will either seek instruction from the Portfolio’s shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the shares held by the Portfolio in the same proportion as the vote of all other holders of such security.

Further, the Portfolio may rely on Rule 12d1-3, which allows unaffiliated mutual funds to exceed the 5% Limitation and the 10% Limitation, provided the aggregate sales loads any investor pays (i.e., the combined distribution expenses of both the acquiring fund and the acquired funds) does not exceed the limits on sales loads established by the FINRA for funds of funds.

The Portfolio and any “affiliated persons,” as defined by the 1940 Act, may purchase in the aggregate only up to 3% of the total outstanding securities of any Underlying Fund. Accordingly, when affiliated persons hold shares of any of the Underlying Funds, the Portfolio’s ability to invest fully in shares of those funds is restricted, and the Adviser must then, in some instances, select alternative investments that would not have been its first preference. The 1940 Act also provides that an Underlying Fund whose shares are purchased by the Portfolio will be obligated to redeem shares held by the Portfolio only in an amount up to 1% of the Underlying Fund’s outstanding securities during any period of less than 30 days. Shares held by the Portfolio in excess of 1% of an Underlying Fund’s outstanding securities therefore, will be considered not readily marketable securities, which, together with other such securities, may not exceed 15% of the Portfolio’s total assets.

Under certain circumstances an Underlying Fund may determine to make payment of a redemption by the Portfolio wholly or partly by a distribution in kind of securities from its portfolio, in lieu of cash, in conformity with the rules of the SEC. In such cases, the Portfolio may hold securities distributed by an Underlying Fund until Probabilities determines that it is appropriate to dispose of such securities.

Investment decisions by the investment advisors of the Underlying Funds are made independently of the Portfolio and Probabilities. Therefore, the investment advisor of one Underlying Fund may be purchasing shares of the same issuer whose shares are being sold by the investment advisor of another such fund. The result would be an indirect expense to the Portfolio without accomplishing any investment purpose. Because other investment companies employ an investment adviser, such investments by the Portfolio may cause shareholders to bear duplicate fees.

Closed-End Investment Companies. The Portfolio may invest its assets in “closed-end” investment companies (or “closed-end funds”), subject to the investment restrictions set forth above. Shares of closed-end funds are typically offered to the public in a one-time initial public offering by a group of underwriters who retain a spread or underwriting commission of between 4% or 6% of the initial public offering price. Such securities are then listed for trading on the New York Stock Exchange, the National Association of Securities Dealers Automated Quotation System (commonly known as “NASDAQ”) and, in some cases, may be traded in other over-the-counter markets. Because the shares of closed-end funds cannot be redeemed upon demand to the issuer like the shares of an open-end investment company (such as the Portfolio), investors seek to buy and sell shares of closed-end funds in the secondary market.

The Portfolio generally will purchase shares of closed-end funds only in the secondary market. The Portfolio will incur normal brokerage costs on such purchases similar to the expenses the Portfolio would incur for the purchase of securities of any other type of issuer in the secondary market. The Portfolio may, however, also purchase securities of a closed-end fund in an initial public offering when, in the opinion of the adviser, based on a consideration of the nature of the closed-end fund’s proposed investments, the prevailing market conditions and the level of demand for such securities, they represent an attractive opportunity for growth of capital. The initial offering price typically will include a dealer spread, which may be higher than the applicable brokerage cost if the Portfolio purchased such securities in the secondary market.

The shares of many closed-end funds, after their initial public offering, frequently trade at a price per share that is less than the net asset value per share, the difference representing the “market discount” of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end funds, as well as to the fact that the shares of closed-end funds are not redeemable by the holder upon demand to the issuer at the next determined net asset value but rather are subject to the principles of supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end fund shares also may contribute to such shares trading at a discount to their net asset value.

The Portfolio may invest in shares of closed-end funds that are trading at a discount to net asset value or at a premium to net asset value. There can be no assurance that the market discount on shares of any closed-end fund purchased by the Portfolio will ever decrease. In fact, it is possible that this market discount may increase and the Portfolio may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the net asset value of the Portfolio’s shares. Similarly, there can be no assurance that any shares of a closed-end fund purchased by the Portfolio at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by the Portfolio.

Closed-end funds may issue senior securities (including preferred stock and debt obligations) for the purpose of leveraging the closed-end fund’s common shares in an attempt to enhance the current return to such closed-end fund’s common shareholders. The Portfolio’s investment in the common shares of closed-end funds that are financially leveraged may create an opportunity for greater total return on its investment, but at the same time may be expected to exhibit more volatility in market price and net asset value than an investment in shares of investment companies without a leveraged capital structure.

Exchange Traded Funds. ETFs are passive funds that track their related index and have the flexibility of trading like a security. They are managed by professionals and provide the investor with diversification, cost and tax efficiency, liquidity, marginability, are useful for hedging, have the ability to go long and short, and some provide quarterly dividends. Additionally, some ETFs are unit investment trusts (“UITs”), which are unmanaged portfolios overseen by trustees. ETFs generally have two markets. The primary market is where institutions swap “creation units” in block-multiples of 50,000 shares for in-kind securities and cash in the form of dividends. The secondary market is where individual investors can trade as little as a single share during trading hours on the exchange. This is different from open-ended mutual funds that are traded after hours once the NAV is calculated. ETFs share many similar risks with open-end and closed-end funds.

There is a risk that an ETFs in which the Portfolio invests may terminate due to extraordinary events that may cause any of the service providers to the ETFs, such as the trustee or sponsor, to close or otherwise fail to perform their obligations to the ETF. Also, because the ETFs in which the Portfolio intends to principally invest may be granted licenses by agreement to use the indices as a basis for determining their compositions and/or otherwise to use certain trade names, the ETFs may terminate if such license agreements are terminated. In addition, an ETF may terminate if its entire net asset value falls below a certain amount. Although the Portfolio believes that, in the event of the termination of an underlying ETF, it will be able to invest instead in shares of an alternate ETF tracking the same market index or another market index with the same general market, there is no guarantee that shares of an alternate ETF would be available for investment at that time. To the extent the Portfolio invests in a sector product, the Portfolio is subject to the risks associated with that sector.

Leverage Risk. ETFs may employ leverage, which magnifies the changes in the value of the ETFs. For example, if an ETF’s current benchmark is 200% of the S&P 500 Index and the ETF meets its objective, the value of the ETF will tend to increase on a daily basis when the value of the underlying index increases (e.g., if the S&P 500 Index goes up 5% then the ETF’s value should go up 10%). Likewise, if the S&P 500 Index decreases by 5%, the ETF’s value would decrease by 10%. While the Portfolio typically invests in ETFs with leverage factors of 200% of their benchmark indices, the Portfolio may also invest from time to time in ETFs with leverage factors of up to 300% of their benchmark indices. Investing in leveraged ETFs could cause the Portfolio to suffer significant losses.

Inverse ETF Risk. The Portfolio engages in hedging activities by investing in inverse ETFs. These investments are significantly different from the investment activities commonly associated with conservative stock funds. Positions in inverse securities are speculative and can be more risky than “long” positions (purchases). Under certain circumstances, the adviser may invest in ETFs known as “inverse funds,” which are designed to produce results opposite to market trends. Inverse funds seek daily investment results, before fees and expenses, which correspond to the inverse (opposite) of the daily performance of a specific benchmark. Inverse ETFs are funds designed to rise in price when stock prices are falling. Inverse ETF index funds seek to provide investment results that will match a certain percentage of the inverse of the performance of a specific benchmark on a daily basis. For example, if a fund’s current benchmark is 100% of the inverse of the S&P 500 Index and the fund meets its objective, the value of the fund will tend to increase on a daily basis when the value of the underlying index decreases (if the S&P 500 Index goes down 5% then the fund’s value should go up 5%). Conversely, when the value of the underlying index increases, the value of the fund’s shares tend to decrease on a daily basis (if the S&P 500 Index goes up 5% then the fund’s value should go down 5%). Additionally, inverse ETFs may employ leverage, which magnifies the changes in the underlying stock index upon which they are based. For example, if an inverse ETF’s current benchmark is 200% of the inverse of the S&P 500 Index and the ETF meets its objective, the value of the ETF will tend to increase on a daily basis when the value of the underlying index decreases (e.g., if the S&P 500 Index goes down 5% then the inverse ETF’s value should go up 10%). You should be aware that any strategy that includes inverse securities could suffer significant losses.

LENDING PORTFOLIO SECURITIES

For the purpose of achieving income, the Portfolio may lend its portfolio securities, provided (1) the loan is secured continuously by collateral consisting of U.S. government securities or cash or cash equivalents (cash, U.S. government securities, negotiable certificates of deposit, bankers’ acceptances or letters of credit) maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned, (2) the Portfolio may at any time call the loan and obtain the return of securities loaned, (3) the Portfolio will receive any interest or dividends received on the loaned securities, and (4) the aggregate value of the securities loaned will not at any time exceed one-third of the total assets of the Portfolio.

REAL ESTATE INVESTMENT TRUSTS

The Portfolio may invest in securities of real estate investment trusts (“REITs”). REITs are publicly traded corporations or trusts that specialize in acquiring, holding and managing residential, commercial or industrial real estate. A REIT is not taxed at the entity level on income distributed to its shareholders or unitholders if it distributes to shareholders or unitholders at least 95% of its taxable income for each taxable year and complies with regulatory requirements relating to its organization, ownership, assets and income.

REITs generally can be classified as “Equity REITs”, “Mortgage REITs” and “Hybrid REITs.” An Equity REIT invests the majority of its assets directly in real property and derives its income primarily from rents and from capital gains on real estate appreciation, which are realized through property sales. A Mortgage REIT invests the majority of its assets in real estate mortgage loans and services its income primarily from interest payments. A Hybrid REIT combines the characteristics of an Equity REIT and a Mortgage REIT. Although the Portfolio can invest in all three kinds of REITs, its emphasis is expected to be on investments in Equity REITs.

Investments in the real estate industry involve particular risks. The real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future. Real property values and income from real property continue to be in the future. Real property values and income from real property may decline due to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhoods and in demographics, increases in market interest rates, or other factors. Factors such as these may adversely affect companies that own and operate real estate directly, companies that lend to such companies, and companies that service the real estate industry.

Investments in REITs also involve risks. Equity REITs will be affected by changes in the values of and income from the properties they own, while Mortgage REITs may be affected by the credit quality of the mortgage loans they hold. In addition, REITs are dependent on specialized management skills and on their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders REITs may have limited diversification and are subject to risks associated with obtaining financing for real property, as well as to the risk of self-liquidation. REITs also can be adversely affected by their failure to qualify for tax-free pass-through treatment of their income under the Internal Revenue Code of 1986, as amended, or their failure to maintain an exemption from registration under the 1940 Act. By investing in REITs indirectly through a fund, a shareholder bears not only a proportionate share of the expenses of the Portfolio, but also may indirectly bear similar expenses of some of the REITs in which it invests.

REPURCHASE AGREEMENTS

The Portfolio may enter into repurchase agreements. In a repurchase agreement, an investor (such as the Portfolio) purchases a security (known as the “underlying security”) from a securities dealer or bank. Any such dealer or bank must be deemed creditworthy by the Board of Trustees. At that time, the bank or securities dealer agrees to repurchase the underlying security at a mutually agreed upon price on a designated future date. The repurchase price may be higher than the purchase price, the difference being income to the Portfolio, or the purchase and repurchase prices may be the same, with interest at an agreed upon rate due to the Portfolio on repurchase. In either case, the income to the Portfolio generally will be unrelated to the interest rate on the underlying securities. Repurchase agreements must be “fully collateralized,” in that the market value of the underlying securities (including accrued interest) must at all times be equal to or greater than the repurchase price. Therefore, a repurchase agreement can be considered a loan collateralized by the underlying securities.

Repurchase agreements are generally for a short period of time, often less than a week, and will generally be used by the Portfolio to invest excess cash or as part of a temporary defensive strategy. Repurchase agreements that do not provide for payment within seven days will be treated as illiquid securities. In the event of a bankruptcy or other default by the seller of a repurchase agreement, the Portfolio could experience both delays in liquidating the underlying security and losses. These losses could result from: (a) possible decline in the value of the underlying security while the Portfolio is seeking to enforce its rights under the repurchase agreement; (b) possible reduced levels of income or lack of access to income during this period; and (c) expenses of enforcing its rights.

WHEN-ISSUED, FORWARD COMMITMENTS AND DELAYED SETTLEMENTS

The Portfolio may purchase and sell securities on a when-issued, forward commitment or delayed settlement basis. In this event, the Custodian (as defined under the section entitled “Custodian”) will segregate liquid assets equal to the amount of the commitment in a separate account. Normally, the Custodian will set aside portfolio securities to satisfy a purchase commitment. In such a case, the Portfolio may be required subsequently to segregate additional assets in order to assure that the value of the account remains equal to the amount of the Portfolio’s commitment. It may be expected that the Portfolio’s net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash.

The Portfolio does not intend to engage in these transactions for speculative purposes but only in furtherance of its investment objectives. Because the Portfolio will segregate liquid assets to satisfy its purchase commitments in the manner described, the Portfolio’s liquidity and the ability of the Portfolio’s adviser to manage them may be affected in the event the Portfolio’s forward commitments, commitments to purchase when-issued securities and delayed settlements, ever exceeded 15% of the value of its net assets.

The Portfolio will purchase securities on a when-issued, forward commitment or delayed settlement basis only with the intention of completing the transaction. If deemed advisable as a matter of investment strategy, however, the Portfolio may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Portfolio on the settlement date. In these cases, the Portfolio may realize a taxable capital gain or loss. When the Portfolio engages in when-issued, forward commitment and delayed settlement transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Portfolio incurring a loss or missing an opportunity to obtain a price credited to be advantageous.

The market value of the securities underlying a when-issued purchase, forward commitment to purchase securities, or a delayed settlement and any subsequent fluctuations in their market value is taken into account when determining the market value of the Portfolio starting on the day the Portfolio agrees to purchase the securities. The Portfolio does not earn interest on the securities it has committed to purchase until it has paid for and delivered on the settlement date.

SHORT SALES

The Portfolio may sell securities short. A short sale is a transaction in which the Portfolio sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline.

When the Portfolio makes a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security. The Portfolio is required to make a margin deposit in connection with such short sales; the Portfolio may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time the Portfolio covers its short position, the Portfolio will incur a loss; conversely, if the price declines, the Portfolio will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent the Portfolio sells securities short, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of cash, U.S. government securities or other liquid securities with its custodian in a segregated account in an amount at least equal to the difference between the current market value of the securities sold short and any amounts required to be deposited as collateral with the selling broker (not including the proceeds of the short sale). The Portfolio does not intend to enter into short sales (other than short sales “against the box”) if immediately after such sales the aggregate of the value of all collateral plus the amount in such segregated account exceeds 50% of the value of the Portfolio’s net assets. This percentage may be varied by action of the Board of Trustees. A short sale is “against the box” to the extent the Portfolio contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short.

INVESTMENT RESTRICTIONS

The Portfolio has adopted the following investment restrictions that may not be changed without approval by a “majority of the outstanding shares” of the Portfolio which, as used in this SAI, means the vote of the lesser of (a) 67% or more of the shares of the Portfolio represented at a meeting, if the holders of more than 50% of the outstanding shares of the Portfolio are present or represented by proxy, or (b) more than 50% of the outstanding shares of the Portfolio.

1. Borrowing Money. The Portfolio will not borrow money, except: (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Portfolio; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Portfolio’s total assets at the time when the borrowing is made.

2. Senior Securities. The Portfolio will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Portfolio, provided that the Portfolio’s engagement in such activities is consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff.

3. Underwriting. The Portfolio will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Portfolio may be deemed an underwriter under certain federal securities laws.

4. Real Estate. The Portfolio will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate. This limitation does not preclude the Portfolio from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

5. Commodities. The Portfolio will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Portfolio from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

6. Loans. The Portfolio will not make loans to other persons, except: (a) by loaning portfolio securities; (b) by engaging in repurchase agreements; or (c) by purchasing non-publicly offered debt securities. For purposes of this limitation, the term “loans” shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

7. Concentration. The Portfolio will not invest 25% or more of its total assets in a particular industry or group of industries. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

THE FOLLOWING ARE ADDITIONAL INVESTMENT LIMITATIONS OF THE PORTFOLIO. THE FOLLOWING RESTRICTIONS ARE DESIGNATED AS NON-FUNDAMENTAL AND MAY BE CHANGED BY THE BOARD OF TRUSTEES OF THE TRUST WITHOUT THE APPROVAL OF SHAREHOLDERS.

1. Pledging. The Portfolio will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Portfolio except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

2. Borrowing. The Portfolio will not purchase any security while borrowings representing more than one third of its total assets are outstanding.

3. Margin Purchases. The Portfolio will not purchase securities or evidences of interest thereon on “margin.” This limitation is not applicable to short-term credit obtained by a fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investment techniques.

4. Illiquid Investments. The Portfolio will not hold 15% or more of its net assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities.

If a restriction on the Portfolio’s investments is adhered to at the time an investment is made, a subsequent change in the percentage of the Portfolio assets invested in certain securities or other instruments, or change in average duration of the Portfolio’s investment portfolio, resulting from changes in the value of the Portfolio’s total assets, will not be considered a violation of the restriction; provided, however, that the asset coverage requirement applicable to borrowings shall be maintained in the manner contemplated by applicable law.

POLICIES AND PROCEDURES FOR DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust has adopted policies and procedures that govern the disclosure of the Portfolio’s portfolio holdings. These policies and procedures are designed to ensure that such disclosure is in the best interests of the Portfolio shareholders.

It is the Trust’s policy to: (1) ensure that any disclosure of portfolio holdings information is in the best interest of Trust shareholders; (2) protect the confidentiality of portfolio holdings information; (3) have procedures in place to guard against personal trading based on the information; and (4) ensure that the disclosure of portfolio holdings information does not create conflicts between the interests of the Trust’s shareholders and those of the Trust’s affiliates.

The Portfolio will disclose its portfolio holdings by mailing its annual and semi-annual reports to shareholders approximately two months after the end of the fiscal year and semi-annual period. The Portfolio may also disclose its portfolio holdings by mailing a quarterly report to its shareholders. In addition, the Portfolio will disclose its portfolio holdings reports on Forms N-CSR and Form N-Q two months after the end of each quarter/semi-annual period.

The Portfolio may choose to make available to rating agencies such as Lipper, Morningstar or Bloomberg earlier and more frequently on a confidential basis.

Under limited circumstances, as described below, the Portfolio’s portfolio holdings may be disclosed to, or known by, certain third parties in advance of their filing with the SEC on Form N-CSR or Form N-PORT. In each case, a determination has been made that such advance disclosure is supported by a legitimate business purpose and that the recipient is subject to a duty to keep the information confidential and to not trade on any material non-public information.

●	The Adviser. Personnel of Probabilities, including personnel responsible for managing the Portfolio’s portfolio, may have full daily access to the Portfolio’s holdings because that information is necessary in order for the adviser to provide its management, administrative, and investment services to the Portfolio. As required for purposes of analyzing the impact of existing and future market changes on the prices, availability, demand and liquidity of such securities, as well as for the assistance of portfolio manager in the trading of such securities, Probabilities’ personnel may also release and discuss certain portfolio holdings with various broker-dealers.
●	Ultimus Fund Solutions, LLC. Ultimus Fund Solutions, LLC is the transfer agent, fund accountant and administrator for the Portfolio; therefore, its personnel have full daily access to the Portfolio’s portfolio holdings because that information is necessary in order for them to provide the agreed-upon services for the Trust.
●	U.S. Bank, N.A. U.S. Bank, N.A. is the custodian for the Portfolio; therefore, its personnel have full daily access to the Portfolio’s portfolio holdings because that information is necessary in order for them to provide the agreed-upon services for the Portfolio.
●	Deloitte & Touche LLP. Deloitte & Touche LLP is the Portfolio’s independent registered public accounting firm; therefore, its personnel have access to the Portfolio’s portfolio holdings in connection with auditing of the Portfolio’s annual financial statements and providing assistance and other related services for the Portfolio.
●	Thompson Hine LLP. Thompson Hine LLP is counsel to the Portfolio; therefore its personnel have access to the Portfolio’s portfolio holdings in connection with the review of the Portfolio’s annual and semi-annual shareholder reports and SEC filings.
●	Counsel to the Independent Trustees. Counsel to the Independent Trustees and its personnel have access to the Portfolio holdings in connection with the review of the Portfolio annual and semi-annual shareholder reports and SEC filings.

Additions to List of Approved Recipients. The Trust’s Chief Compliance Officer is the person responsible, and whose prior approval is required, for any disclosure of the Portfolio’s portfolio securities at any time or to any persons other than those described above. In such cases, the recipient must have a legitimate business need for the information and must be subject to a duty to keep the information confidential and to not trade on any material non-public information. There are no ongoing arrangements in place with respect to the disclosure of portfolio holdings. In no event shall the Portfolio, the adviser or any other party receive any direct or indirect compensation in connection with the disclosure of information about the Portfolio’s portfolio holdings.

Compliance with Portfolio Holdings Disclosure Procedures. The Trust’s Chief Compliance Officer will report periodically to the Board with respect to compliance with the Portfolio’s portfolio holdings disclosure procedures, and from time to time will provide the Board any updates to the portfolio holdings disclosure policies and procedures.

There is no assurance that the Trust’s policies on disclosure of portfolio holdings will protect the Portfolio from the potential misuse of holdings information by individuals or firms in possession of that information.

MANAGEMENT

The business of the Trust is managed under the direction of the Board in accordance with the Agreement and Declaration of Trust and the Trust’s By-laws (the “Governing Documents”), which have been filed with the SEC and are available upon request. The Board consists of six (6) individuals, of whom are not “interested persons” (as defined under the 1940 Act) of the Trust and the Adviser (“Independent Trustees”). Pursuant to the Governing Documents of the Trust, the Trustees shall elect officers including a President, a Secretary, a Treasurer, a Principal Executive Officer and a Principal Accounting Officer. The Board retains the power to conduct, operate and carry on the business of the Trust and has the power to incur and pay any expenses, which, in the opinion of the Board, are necessary or incidental to carry out any of the Trust’s purposes. The Trustees, officers, employees and agents of the Trust, when acting in such capacities, shall not be subject to any personal liability except for his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties.

Board Leadership Structure

The Trust is led by Anthony Hertl, an Independent Trustee, who has served as the Chairman of the Board since July 2013. The Board of Trustees is comprised of Mr. Hertl and, five (5) additional Independent Trustees. Under certain 1940 Act governance guidelines that apply to the Trust, the Independent Trustees will meet in executive session, at least quarterly. Pursuant to the Trust’s Agreement and Declaration of Trust and By-Laws, the Chairman of the Board is responsible for (a) presiding at board meetings, (b) calling special meetings on an as-needed basis, (c) executing and administering of Trust policies including (i) setting the agendas for board meetings and (ii) providing information to board members in advance of each board meeting and between board meetings. Generally, the Trust believes it best to have a non-executive Chairman of the Board, who together with the President (principal executive officer), are seen by our shareholders, business partners and other stakeholders as providing strong leadership. The Trust believes that its Chairman, the independent chair of the Audit Committee, and, as an entity, the full Board of Trustees, provide effective leadership that is in the best interests of the Trust, its Funds and Portfolios and each shareholder.

Board Risk Oversight

The Board of Trustees has a standing independent Audit Committee with a separate chair, Mark H. Taylor. The Board is responsible for overseeing risk management, and the full Board regularly engages in discussions of risk management and receives compliance reports that inform its oversight of risk management from its Chief Compliance Officer at quarterly meetings and on an ad hoc basis, when and if necessary. The Audit Committee considers financial and reporting risk within its area of responsibilities. Generally, the Board believes that its oversight of material risks is adequately maintained through the compliance-reporting chain where the Chief Compliance Officer is the primary recipient and communicator of such risk-related information.

Trustee Qualifications

Generally, the Trust believes that each Trustee is competent to serve because of their individual overall merits including: (i) experience, (ii) qualifications, (iii) attributes and (iv) skills.

Anthony J. Hertl has over 20 years of business experience in financial services industry and related fields including serving as chair of the finance committee for the Borough of Interlaken, New Jersey and Vice President-Finance and Administration of Marymount College, holds a Certified Public Accountant designation, serves or has served as a member of other mutual fund boards outside of the Fund Complex and possesses a strong understanding of the regulatory framework under which investment companies must operate based on his years of service to this Board and other fund boards.

Gary W. Lanzen has over 20 years of business experience in the financial services industry, holds a Master’s degree in Education Administration, is a Certified Financial Planner (“CFP”), serves as a member of two other mutual fund boards outside of the Fund Complex and possesses a strong understanding of the regulatory framework under which investment companies must operate based on his years of service to this Board and other mutual fund boards.

Mark H. Taylor has over two decades of academic and professional experience in the accounting and auditing areas, has Doctor of Philosophy, Master’s and Bachelor’s degrees in Accounting, is a Certified Public Accountant and is a Director of the Lynn Pippenger School of Accountancy at the Muma College of Business at the University of South Florida. He serves as a member of two other mutual fund boards outside of the Fund Complex, has served a fellowship in the Office of the Chief Accountant at the headquarters of the United States Securities Exchange Commission, served a three-year term on the AICPA Auditing Standards Board (2008-2011), and like the other Board members, possesses a strong understanding of the regulatory framework under which investment companies must operate based on his years of service to this Board and other mutual fund boards.

John V. Palancia has over 30 years of business experience in financial services industry including serving as the Director of Futures Operations for Merrill Lynch, Pierce, Fenner & Smith, Inc. (“Merrill Lynch”). Mr. Palancia holds a Bachelor of Science degree in Economics. He also possesses a strong understanding of risk management, balance sheet analysis and the regulatory framework under which regulated financial entities must operate based on service to Merrill Lynch. Additionally, he is well versed in the regulatory framework under which investment companies must operate and serves as a member of three other fund boards.

Mark D. Gersten has more than 30 years of experience in the financial services industry, having served in executive roles at AllianceBernstein LP and holding key industry positions at Prudential-Bache Securities and PriceWaterhouseCoopers. He also serves as a member of two other mutual fund boards outside of the Fund Complex. Mr. Gersten is a certified public accountant and holds an MBA in accounting. Like other trustees, his experience has given him a strong understanding of the regulatory framework under which investment companies operate.

Mark S. Garbin has more than 30 years of experience in corporate balance sheet and income statement risk management for large asset managers, serving as Managing Principal of Coherent Capital Management LLC since 2007. Mr. Garbin has extensive derivatives experience and has provided consulting services to alternative asset managers. He is both a Chartered Financial Analyst and Professional Risk Manager charterholder and holds advanced degrees in international business. The Trust does not believe any one factor is determinative in assessing a Trustee’s qualifications, but that the collective experience of each Trustee makes them each highly qualified.

The Trustees and the executive officers of the Trust are listed below with their present positions with the Trust and principal occupations over at least the last five years. The business address of each Trustee and Officer is 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246. All correspondence to the Trustees and Officers should be directed to c/o Ultimus Fund Solutions, LLP, P.O. Box 541150, Omaha, Nebraska 68154.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex* Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Mark Garbin Born in 1951	Trustee Since 2013	Managing Principal, Coherent Capital Management LLC (since 2007).	2

Northern Lights Variable Trust (for series not affiliated with the Portfolio since 2013); Two Roads Shared Trust (since 2012); Forethought Variable Insurance Trust (since 2013); Northern Lights Fund Trust (since 2013); OHA Mortgage Strategies Fund (offshore), Ltd. (2014 - 2017); and Altegris KKR Commitments Master Fund (since 2014); OFI Carlyle Global Private Credit Fund (since March 2018) and Independent Director OHA CLO Enhanced Equity II Genpar LLP (since June 2021).

Mark D. Gersten Born in 1950	Trustee Since 2013	Independent Consultant (since 2012).	2

Northern Lights Variable Trust (for series not affiliated with the Portfolio since 2013); Northern Lights Fund Trust (since 2013); Two Roads Shared Trust (since 2012); Altegris KKR Commitments Master Fund (since 2014); previously, Ramius Archview Credit and Distressed Fund (2015-2017); Schroder Global Series Trust (2012 - 2017).

Anthony J. Hertl Born in 1950	Trustee Since 2005; Chairman of the Board since 2013	Retired, previously held several positions in a major Wall Street firm including Capital Markets Controller, Director of Global Taxation, and CFO of the Specialty Finance Group.	2

Northern Lights Variable Trust (for series not affiliated with the Portfolio since 2006); Northern Lights Fund Trust (since 2005); Alternative Strategies Fund (since 2010); Satuit Capital Management Trust (2007-2019).

Gary W. Lanzen Born in 1954	Trustee Since 2005	Retired since 2012. Formerly, Founder, President, and Chief Investment Officer, Orizon Investment Counsel, Inc. (2000-2012).	2

Northern Lights Variable Trust (for series not affiliated with the Portfolio since 2006); Northern Lights Fund Trust (since 2005); AdvisorOne Funds (since 2003); Alternative Strategies Fund (since 2010); and previously, CLA Strategic Allocation Fund (2014-2015).

John V. Palancia Born in 1954	Trustee Since 2011	Retired (since 2011). Formerly, Director of Futures Operations, Merrill Lynch, Pierce, Fenner & Smith Inc. (1975-2011).	2

Northern Lights Variable Trust (for series not affiliated with the Portfolio since 2011); Northern Lights Fund Trust III (since February 2012); Alternative Strategies Fund (since 2012) and Northern Lights Fund Trust

(since 2011).

Mark H. Taylor Born in 1964	Trustee Since 2007; Chairman of the Audit Committee since 2013	Director, Lynn Pippenger School of Accountancy Muma College of Business, University of South Florida, Tampa FL (since 2019); Chair, Department of Accountancy and Andrew D. Braden Professor of Accounting and Auditing, Weatherhead School of Management, Case Western Reserve University (2009-2019); Vice President-Finance, American Accounting Association (2017-2020); President, Auditing Section of the American Accounting Association (2012-2015). AICPA Auditing Standards Board Member (2009-2012).	2	Northern Lights Variable Trust (for series not affiliated with the Portfolio since 2007); Alternative Strategies Fund (since 2010); Northern Lights Fund Trust III (since 2012); and Northern Lights Fund Trust (since 2007).

Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex* Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Kevin E. Wolf Born in 1969	President Since June 2017

Executive Vice President, Head of Fund Administration, and Product; Ultimus Fund Solutions, LLC (since 2020);

Vice President of The Ultimus Group, LLC (since 2019);

Executive Vice President of Gemini Fund Services, LLC (2019-2020) President, Gemini Fund Services, LLC

(2012 - 2019).

			N/A	N/A
Richard Malinowski Born in 1983	Vice President Since March 2018

Senior Vice President and Senior Managing Counsel, Ultimus Fund Solutions, LLC (since 2020); Senior Vice President Legal Administration, Gemini Fund Services, LLC (2017-2020); Vice President and Counsel (2016-2017) and Assistant Vice President and Staff Attorney (2012-2016).

			N/A	N/A
James Colantino Born in 1969	Treasurer Since June 2017

Senior Vice President Fund Administration, Ultimus Fund Solutions (since 2020); Senior Vice President Fund Administration, Gemini Fund Services, LLC (2012-2020);

Assistant Treasurer of the Trust (2006-June 2017).

			N/A	N/A
Stephanie Shearer Born in 1979	Secretary Since February 2017

Assistant Secretary of the Trust (2012-February 2017); Manager of Legal Administration, Ultimus Fund Solutions (since 2020); Manager of Legal Administration, Gemini Fund Services, LLC (2018-2020); Senior Paralegal, Gemini Fund Services, LLC

(2013 - 2018).

			N/A	N/A
Michael J. Nanosky Born in 1966	Chief Compliance Officer since January 2021	Chief Compliance Officer, of the Trust (Since January 2021); Vice President-Senior Compliance Officer, Ultimus Fund Solutions (Since 2020); Vice President, Chief Compliance Officer for Williamsburg Investment Trust (2020-current); Senior Vice President-Chief Compliance Officer, PNC Funds (2014-2019).	N/A	N/A

*	The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

**	As of February 28, 2022, the Trust was comprised of 15 active portfolios managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Portfolios managed by the Adviser. The Portfolios do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.

Board Committees

Audit Committee

The Board has an Audit Committee that consists of all the Trustees who are not “interested persons” of the Trust within the meaning of the 1940 Act. The Audit Committee’s responsibilities include: (i) recommending to the Board the selection, retention or termination of the Trust’s independent auditors; (ii) reviewing with the independent auditors the scope, performance and anticipated cost of their audit; (iii) discussing with the independent auditors certain matters relating to the Trust’s financial statements, including any adjustment to such financial statements recommended by such independent auditors, or any other results of any audit; (iv) reviewing on a periodic basis a formal written statement from the independent auditors with respect to their independence, discussing with the independent auditors any relationships or services disclosed in the statement that may impact the objectivity and independence of the Trust’s independent auditors and recommending that the Board take appropriate action in response thereto to satisfy itself of the auditor’s independence; and (v) considering the comments of the independent auditors and management’s responses thereto with respect to the quality and adequacy of the Trust’s accounting and financial reporting policies and practices and internal controls. The Audit Committee operates pursuant to an Audit Committee Charter. The Audit Committee is responsible for seeking and reviewing nominee candidates for consideration as Independent Trustees as is from time to time considered necessary or appropriate.  The Audit Committee generally will not consider shareholder nominees.  The Audit Committee is also responsible for reviewing and setting Independent Trustee compensation from time to time when considered necessary or appropriate.  During the past fiscal year, the Audit Committee held ten meetings.

Compensation

Effective July 1, 2021, each Trustee who is not affiliated with the Trust or an investment adviser to any series of the Trust receives a quarterly fee of $48,750, allocated among each of the various portfolios comprising the Trust and Northern Lights Fund Trust (together, the “Trusts”), a separate registrant that shares a common board with the Trust, for his attendance at the regularly scheduled meetings of the Board, to be paid in advance of each calendar quarter, as well as reimbursement for any reasonable expenses incurred. In addition to which, the Chairman of the Board receives a quarterly fee of $13,750 and the Audit Committee Chairman receives a quarterly fee of $10,000.

Prior to July 1, 2021, each Trustee who was not affiliated with the Trusts or an investment adviser to any series of the Trusts received a quarterly fee of $46,250, allocated among each of the various portfolios comprising the Trusts. In addition to the quarterly fees and reimbursements, the Chairman of the Board previously received a quarterly fee of $11,250 and the Audit Committee Chairman received a quarterly fee of $8,750.

Additionally, in the event a meeting of the Board of Trustees other than its regularly scheduled meetings (a “Special Meeting”) is required, each Independent Trustee will receive a fee of $2,500 per Special Meeting, as well as reimbursement for any reasonable expenses incurred, to be paid by the relevant series of the Trust or its investment adviser depending on the circumstances necessitating the Special Meeting.

None of the executive officers receive compensation from the Trusts.

The table below details the amount of compensation the Trustees received from the Trust during the fiscal year ended December 31, 2021.  Each Independent Trustee attended all quarterly meetings during the period.  The Trust does not have a bonus, profit sharing, pension or retirement plan.

Name and Position	Probabilities VIT Fund	Pension or Retirement Benefits Accrued as Part of Funds Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund Complex Paid to Trustees
Anthony J. Hertl	$2,386	None	None	$2,386
Gary Lanzen	$2,009	None	None	$2,009
Mark H. Taylor	$2,135	None	None	$2,135
John V. Palancia	$2,009	None	None	$2,009
Mark D. Gersten	$2,009	None	None	$2,009
Mark Garbin	$2,009	None	None	$2,009

Trustee Ownership

The following table indicates the dollar range of equity securities that each Trustee beneficially owned in the Trust as of December 31, 2021.

Name of Trustee	Dollar Range of Equity Securities in the Portfolio	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Anthony J. Hertl	None	$50,001-$100,000
Gary Lanzen	None	None
John V. Palancia	None	None
Mark Taylor	None	None
Mark D. Gersten	None	$10,001-$50,000
Mark Garbin	None	$50,001-$100,000

Management Ownership

As of April 4, 2022, the Trustees, as a group, owned less than 1.00% of the Portfolio’s outstanding shares and less than 1.00% of the Fund Complex’s outstanding shares.

CONTROL PERSONS AND PRINCIPAL HOLDERS

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of a fund. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledged the existence of control.

As of April 4, 2022, the following separate accounts of record owned 5% or more of the outstanding shares of the Portfolio.

Name & Address	Shares	Percentage of Share Class
Class 1 Shares Jefferson National Life Insurance 1030 Ormsby Park Place Louisville, KY 40223	409,903	100%
Class 2 Shares Security Benefit Life Account XIV One Security Benefit Place Topeka, KS 66636	274,535	92.19%
First Security Benefit Life Account A One Security Benefit Place Topeka, KS 66636	23,271	7.81%

INVESTMENT ADVISER

Probabilities Fund Management, LLC (“Probabilities”), 10655 Main Street, Suite 612, Bellevue, WA 98004, serves as investment adviser to the Portfolio. Probabilities was established in 2007, and also advises individuals, financial institutions, other pooled investment vehicles and corporations in addition to the Portfolio. Joseph B. Childrey is deemed to control Probabilities by virtue of his majority ownership of its shares.

Subject to the oversight and direction of the Trustees, Probabilities manages the Portfolio’s securities and investments in accordance with the Portfolio’s stated investment objectives and policies, makes investment decisions and places orders to purchase and sell securities on behalf of the Portfolio and monitors the Portfolio on a continuous basis to ensure the investment portfolio stays within the stated investment strategy and regulatory/tax requirements of the Portfolio. The fee paid to the adviser is governed by an investment advisory agreement (“Advisory Agreement”) between the Trust, on behalf of the Portfolio and Probabilities.

Under the Advisory Agreement, the Probabilities, under the oversight of the Board of Trustees, agrees to invest the assets of the Portfolio directly in accordance with applicable law and the investment objective, policies and restrictions set forth in the Portfolio’s current Prospectuses and Statement of Additional Information, and subject to such further limitations as the Trust may from time to time impose by written notice to the adviser. Probabilities shall act as the investment adviser to the Portfolio and, as such shall, directly, (i) obtain and evaluate such information relating to the economy, industries, business, securities markets and securities as it may deem necessary or useful in discharging its responsibilities hereunder; (ii) formulate a continuing program for the investment of the assets of the Portfolio in a manner consistent with its investment objective, policies and restrictions; and (iii) determine from time to time securities to be purchased, sold, retained or lent by the Portfolio, and implement those decisions, including the selection of entities with or through which such purchases, sales or loans are to be effected; provided, that the adviser or its designee, directly, will place orders pursuant to its investment determinations either directly with the issuer or with a broker or dealer, and if with a broker or dealer, (a) will attempt to obtain the best price and execution of its orders, and (b) may nevertheless in its discretion purchase and sell portfolio securities from and to brokers who provide the adviser with research, analysis, advice and similar services and pay such brokers in return a higher commission or spread than may be charged by other brokers. Probabilities also provides the Portfolio with all necessary office facilities and personnel for servicing the Portfolio’s investments, compensates all officers, Trustees and employees of the Trust who are officers, directors or employees of Probabilities, and all personnel of the Portfolio or the adviser performing services relating to research, statistical and investment activities and furnishing reports, evaluations and analyses on a variety of subjects to the Trustees. The Advisory Agreement was approved by the Board of the Trust, including by a majority of the Independent Trustees, at a meeting held on December 13, 15-16, 2021.

Pursuant to the Advisory Agreement between the Portfolio and the Probabilities, Probabilities is entitled to receive on a monthly basis, an annual advisory fee equal to 1.35% of the Portfolio’s average daily net assets. The fee is computed daily and payable monthly.

The Probabilities has contractually agreed to reduce their fees and/or reimburse expenses, until at least April 30, 2023, in order to ensure that Total Annual Fund Operating Expenses (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Portfolio officers and Trustees, contractual indemnification of Portfolio service providers (other than the adviser)) of the Portfolio do not exceed 2.24% and 2.39% of the average daily net assets attributable to Class 1 and Class 2 shares of the Portfolio, respectively, subject to possible recoupment from the Portfolio in future years on a rolling three year basis (within the three fiscal years after the fees have been waived or reimbursed) if such recoupment can be achieved within the expense limitation. The expense limitation agreement may be terminated at any time by the Board upon 60 days written notice to Probabilities and may not be terminated by the Probabilities without the consent of the Board. The expense limitation agreement terminates upon termination of the investment Advisory Agreement.

For the fiscal year ended December 31, 2021, the Portfolio paid $113,399 in advisory fees, of which all were waived. For the fiscal year ended December 31, 2020, the Portfolio paid $113,014 in advisory fees, of which all were waived. For the fiscal period ended December 31, 2019, the Portfolio paid $133,379 in advisory fees, of which $129,535 were waived. Expenses not expressly assumed by the adviser under the Advisory Agreement are paid by the Portfolio.  Under the terms of the Advisory Agreement, the Portfolio is responsible for the payment of the following expenses among others: (a) the fees payable to Probabilities, (b) the fees and expenses of Trustees who are not affiliated persons of the adviser (c) the fees and certain expenses of the Custodian and Transfer and Dividend Disbursing Agent (as defined under the section entitled “Transfer Agent”), including the cost of maintaining certain required records of the Portfolio and of pricing the Portfolio’s shares, (d) the charges and expenses of legal counsel and independent accountants for the Portfolio, (e) brokerage commissions and any issue or transfer taxes chargeable to the Portfolio in connection with its securities transactions, (f) all taxes and corporate fees payable by the Portfolio to governmental agencies, (g) the fees of any trade association of which the Portfolio may be a member, (h) the cost of share certificates representing shares of the Portfolio, (i) the cost of fidelity and liability insurance, (j) the fees and expenses involved in registering and maintaining registration of the Portfolio and of its shares with the SEC, qualifying its shares under state securities laws, including the preparation and printing of the Portfolio’s registration statements and prospectuses for such purposes, (k) all expenses of shareholders and Trustees’ meetings (including travel expenses of Trustees and officers of the Portfolio who are directors, officers or employees of the Adviser) and of preparing, printing and mailing reports, proxy statements and prospectuses to shareholders in the amount necessary for distribution to the shareholders and (l) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business.

The Advisory Agreement continued in effect for two (2) years initially and thereafter will continue from year to year provided such continuance is approved at least annually by (a) a vote of the majority of the Independent Trustees, cast in person at a meeting specifically called for the purpose of voting on such approval and by (b) the majority vote of either all of the Trustees or the vote of a majority of the outstanding shares of the Portfolio. The Advisory Agreement may be terminated without penalty on 60 days’ written notice by a vote of a majority of the Trustees or by Probabilities with respect to the assets of the Portfolio managed by it, or by holders of a majority of the Portfolio’s outstanding shares. The Advisory Agreement shall terminate automatically in the event of its assignment.

Codes of Ethics

The Trust, Probabilities and the Distributor have each adopted respective codes of ethics (each a “Code”) under Rule 17j-1 under the 1940 Act that govern the personal securities transactions of their board members, officers and employees who may have access to current trading information of the Trust. Under the Trust’s Code of Ethics, the Trustees are permitted to invest in securities that may also be purchased by the Portfolio.

In addition, the Trust has adopted a separate code of ethics that applies only to the Trust’s executive officers (the “Code”) to ensure that these officers promote professional conduct in the practice of corporate governance and management. The purpose behind these guidelines is to promote i) honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships; ii) full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the SEC and in other public communications made by the Portfolio; iii) compliance with applicable governmental laws, rule and regulations; iv) the prompt internal reporting of violations of this Code to an appropriate person or persons identified in the Code; and v) accountability for adherence to the Code.

Proxy Voting Policies

The Board has adopted Proxy Voting Policies and Procedures (“Policies”) on behalf of the Trust, which delegate the responsibility for voting proxies of securities held by the Portfolio to the adviser and responsibility for voting proxies of securities held by the Portfolio to the adviser, subject to the Board’s continuing oversight. The Policies require that the adviser vote proxies received in a manner consistent with the best interests of the Portfolio and its shareholders. The Policies also require the adviser to present to the Board, at least annually, their Proxy Policies and a record of each proxy voted by the adviser on behalf of the Portfolio, including a report on the resolution of all proxies identified by the Adviser as involving a conflict of interest. A copy of the adviser’s Proxy Voting Policies is stated at the end of this SAI.

More information. Information regarding how the Portfolio voted proxies relating to portfolio securities held by the Portfolio during the most recent 12-month period ending June 30 will be available (1) without charge, upon request, by calling the Portfolio at 1-855-224-7204; and (2) on the SEC’s website at http://www.sec.gov. In addition, a copy of the Portfolio’s proxy voting policies and procedures are also available by calling 1-855-224-7204 and will be sent within three business days of receipt of a request.

DISTRIBUTION OF SHARES

Northern Lights Distributors, LLC, located at 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska 68022-3474 (the “Distributor”) serves as the principal underwriter and national distributor for the shares of the Portfolio pursuant to an Underwriting Agreement with the Trust (the “Underwriting Agreement”). The Distributor is registered as a broker-dealer under the Securities Exchange Act of 1934 and each state’s securities laws and is a member of FINRA. The offering of the Portfolio’s shares is continuous. The Underwriting Agreement provides that the Distributor, as agent in connection with the distribution of the Portfolio shares, will use reasonable efforts to facilitate the sale of the Portfolio’s shares.

The Underwriting Agreement provides that, unless sooner terminated, it will continue in effect for two years initially and thereafter shall continue from year to year, subject to annual approval by (a) the Board or a vote of a majority of the outstanding shares, and (b) by a majority of the Trustees who are not interested persons of the Trust or of the Distributor by vote cast in person at a meeting called for the purpose of voting on such approval.

The Underwriting Agreement may be terminated by the Portfolio at any time, without the payment of any penalty, by vote of a majority of the entire Board of the Trust or by vote of a majority of the outstanding shares of the Portfolio on 60 days’ written notice to the Distributor, or by the Distributor at any time, without the payment of any penalty, on 60 days’ written notice to the Portfolio. The Underwriting Agreement will automatically terminate in the event of its assignment.

The following table sets forth the total compensation received by the Distributor from the Portfolio for the fiscal year ended December 31, 2021:

Fund	Net Underwriting Discounts and Commissions	Compensation on Redemptions and Repurchases	Brokerage Commissions	Other Compensation
Probabilities VIT Fund Class 1	$0	$0	$0	$0
Probabilities VIT Fund Class 2	$0	$0	$0	*

*	The Distributor received $10,946 from the Adviser as compensation for its distribution services to the Portfolio.

The Distributor also receives 12b-1 fees from the Portfolio as described under the following section entitled “Rule 12b-1 Plans”.

The following table sets forth the total compensation received by the Distributor from the Portfolio for the fiscal year ended December 31, 2020:

Fund	Net Underwriting Discounts and Commissions	Compensation on Redemptions and Repurchases	Brokerage Commissions	Other Compensation
Probabilities VIT Fund Class 1	$0	$0	$0	$0
Probabilities VIT Fund Class 2	$0	$0	$0	*

*	The Distributor received $10,956 from the Adviser as compensation for its distribution services to the Portfolio.

The Distributor also receives 12b-1 fees from the Portfolio as described under the following section entitled “Rule 12b-1 Plans”.

The following table sets forth the total compensation received by the Distributor from the Portfolio for the fiscal year ended December 31, 2019:

Fund	Net Underwriting Discounts and Commissions	Compensation on Redemptions and Repurchases	Brokerage Commissions	Other Compensation
Probabilities VIT Fund Class 1	$0	$0	$0	$0
Probabilities VIT Fund Class 2	$0	$0	$0	*

*	The Distributor received $11,129 from the Adviser as compensation for its distribution services to the Portfolio.

The Distributor also receives 12b-1 fees from the Portfolio as described under the following section entitled “Rule 12b-1 Plans”.

Rule 12b-1 Plans

The Trust has adopted its Master Distribution Plan and Agreement pursuant to Rule 12b-1 under the 1940 Act for each the Portfolio’s Class 1 and Class 2 Shares (the “Rule 12b-1 Plans”) pursuant to which the Portfolio is authorized to pay fees to the Distributor for providing distribution and/or shareholder services to the Portfolio. Under the Rule 12b-1 Plans, Class 1 and Class 2 shares of the Portfolio may pay an account maintenance fee and/or distribution fee at an annual rate of up to 0.35% for Class 1 Shares and 0.50% for Class 2 Shares of average net assets of the class as compensation for the Distributor providing account maintenance and/or distribution services to shareholders. Such fees are to be paid by the Portfolio monthly, or at such other intervals, as the Board shall determine. Such fees shall be based upon the Portfolio’s average daily net assets during the preceding month and shall be calculated and accrued daily. The Portfolio may pay fees to the Distributor at a lesser rate, as agreed upon by the Board of Trustees of the Trust and the Distributor. The 12b-1 Plans authorize payments to the Distributor as compensation for providing account maintenance services to Class 1 and Class 2 shareholders, including arranging for certain securities dealers or brokers, administrators and others (“Recipients”) to provide these services and paying compensation for these services.

The services to be provided by Recipients may include, but are not limited to, the following: assistance in the offering and sale of Portfolio shares and in other aspects of the marketing of the shares to clients or prospective clients of the respective recipients; answering routine inquiries concerning the Portfolio; assisting in the establishment and maintenance of accounts or sub-accounts in the Portfolio and in processing purchase and redemption transactions; making the Portfolio’s investment plan and shareholder services available; and providing such other information and services to investors in shares of the Portfolio as the Distributor or the Trust, on behalf of the Portfolio, may reasonably request. The distribution services shall also include any advertising and marketing services provided by or arranged by the Distributor with respect to the Portfolio. The Adviser may be compensated by the Distributor for its distribution and marketing efforts.

The Distributor is required to provide a written report, at least quarterly to the Board of Trustees of the Trust, specifying in reasonable detail the amounts expended pursuant to the Rule 12b-1 Plans and the purposes for which such expenditures were made. Further, the Distributor will inform the Board of any Rule 12b-1 fees to be paid by the Distributor to Recipients.

For the fiscal year ended December 31, 2021 the Class 1 shares of the Portfolio paid $16,767 and Class 2 shares of the Portfolio paid $18,046 in distribution related fees pursuant to the Plans. Such distribution related fees were allocated as follows:

Actual 12b-1 Expenditures Paid by Portfolio Shares For the Fiscal Year Ended December 31, 2021
	Total Dollars Allocated Class 1 Shares	Total Dollars Allocated Class 2 Shares
Advertising/Marketing	None	None
Printing/Postage	None	None
Payment to distributor	$0	$0
Payment to dealers	$16,763	$18,041
Compensation to sales personnel	None	None
Other	$5	$5
Total	$16,767	$18,046

For the fiscal year ended December 31, 2020 the Class 1 shares of the Portfolio paid $20,990 and Class 2 shares of the Portfolio paid $11,871 in distribution related fees pursuant to the Plans. Such distribution related fees were allocated as follows:

Actual 12b-1 Expenditures Paid by Portfolio Shares For the Fiscal Year Ended December 31, 2020
	Total Dollars Allocated Class 1 Shares	Total Dollars Allocated Class 2 Shares
Advertising/Marketing	None	None
Printing/Postage	None	None
Payment to distributor	$0	$0
Payment to dealers	$20,716	$11,890
Compensation to sales personnel	None	None
Other	$274	$(19)
Total	$20,990	$11,871

The initial term of the Rule 12b-1 Plans was one year and continues in effect from year to year thereafter, provided such continuance is specifically approved at least annually by a majority of the Board of Trustees of the Trust and a majority of the Trustees who are not “interested persons” of the Trust and do not have a direct or indirect financial interest in the Rule 12b-1 Plans (“Rule 12b-1 Trustees”) by votes cast in person at a meeting called for the purpose of voting on the Rule 12b-1 Plan. The Rule 12b-1 Plans may be terminated at any time by the Trust or a Fund by vote of a majority of the Rule 12b-1 Trustees or by vote of a majority of the outstanding voting shares of the Portfolio.

The Rule 12b-1 Plans may not be amended to increase materially the amount of the Distributor’s compensation to be paid by the Portfolio, unless such amendment is approved by the vote of a majority of the outstanding voting securities of the affected class of a Fund (as defined in the 1940 Act). All material amendments must be approved by a majority of the Board of Trustees of the Trust and a majority of the Rule 12b-1 Trustees by votes cast in person at a meeting called for the purpose of voting on the Rule 12b-1 Plans. During the term of the Rule 12b-1 Plans, the selection and nomination of non-interested Trustees of the Trust will be committed to the discretion of current non-interested Trustees. The Distributor will preserve copies of the Rule 12b-1 Plans, any related agreements, and all reports, for a period of not less than six years from the date of such document and for at least the first two years in an easily accessible place.

Any agreement related to the Rule 12b-1 Plans will be in writing and provide that: (a) it may be terminated by the Trust with respect to the Portfolio at any time upon sixty days’ written notice, without the payment of any penalty, by vote of a majority of the respective Rule 12b-1 Trustees, or by vote of a majority of the outstanding voting securities of the Trust or Portfolio; (b) it will automatically terminate in the event of its assignment (as defined in the 1940 Act); and (c) it will continue in effect for a period of more than one year from the date of its execution or adoption only so long as such continuance is specifically approved at least annually by a majority of the Board and a majority of the Rule 12b-1 Trustees by votes cast in person at a meeting called for the purpose of voting on such agreement.

Distribution related expenses that exceed available 12b-1 fees may be paid by the adviser from their own resources or legitimate profits.

PORTFOLIO MANAGERS

Joseph B. Childrey is the portfolio manager of the Portfolio pursuant to the Advisor Agreement. As of December 31, 2021, he was responsible for the management of the following types of accounts in addition to the Portfolio:

Joseph B. Childrey Other Accounts by Type	Total Number of Accounts by Account Type	Total Assets by Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets by Account Type Subject to a Performance Fee
Registered Investment Companies	2	$40.55 mm	0	$0
Other Pooled Investment Vehicles	N/A	N/A	N/A	N/A
Other Accounts	23	$9.90 mm	0	$0

Conflicts of Interest.

As indicated in the table above, the portfolio managers may manage numerous accounts for multiple clients of an adviser.  These accounts may include registered investment companies, other types of pooled accounts (e.g., collective investment funds), and separate accounts (i.e., accounts managed on behalf of individuals or public or private institutions).  The portfolio manager makes investment decisions for each account based on the investment objectives and policies and other relevant investment considerations applicable to that portfolio.

When the portfolio manager has responsibility for managing more than one account, potential conflicts of interest may arise.  Those conflicts could include preferential treatment of one account over others in terms of allocation of resources or of investment opportunities. For instance, Probabilities may receive fees from certain accounts that are higher than the fee it receives from the Portfolio, or it may receive a performance-based fee on certain accounts. In those instances, the portfolio manager may have an incentive to favor the higher and/or performance-based fee accounts over the Portfolio. Each adviser has adopted policies and procedures designed to address these potential material conflicts.  For instance, the portfolio managers within the Probabilities is normally responsible for all accounts within a certain investment discipline, and do not, absent special circumstances, differentiate among the various accounts when allocating resources.  Additionally, the Probabilities utilizes a system for allocating investment opportunities among portfolios that is designed to provide a fair and equitable allocation.

Compensation

For his service as portfolio manager to the Portfolio, Joseph B. Childrey receives a salary and bonus from Probabilities.

Ownership.

The following table shows the dollar range of equity securities beneficially owned by the portfolio managers in the Portfolio as of December 31, 2021.

Name of Portfolio Manger	Dollar Range of Equity Securities in the Portfolio
Joseph Childrey	$100,001-$500,000

ALLOCATION OF PORTFOLIO BROKERAGE

Specific decisions to purchase or sell securities for the Portfolio are made by Probabilities. The portfolio manager is authorized by the Trustees to allocate the orders placed on behalf of the Portfolio to brokers or dealers who may, but need not, provide research or statistical material or other services to the Portfolio for the Portfolio’s use. Such allocation is to be in such amounts and proportions as the adviser may determine.

In selecting a broker or dealer to execute each particular transaction, the adviser takes the following into consideration:

●	the best net price available;

●	the reliability, integrity and financial condition of the broker or dealer;

●	the size of and difficulty in executing the order; and

●	the value of the expected contribution of the broker or dealer to the investment performance of the Portfolio on a continuing basis.

Brokers or dealers executing a portfolio transaction on behalf of the Portfolio may receive a commission in excess of the amount of commission another broker or dealer would have charged for executing the transaction if the adviser determines in good faith that such commission is reasonable in relation to the value of brokerage, research and other services provided to the Portfolio. In allocating portfolio brokerage, the adviser may select brokers or dealers who also provide brokerage, research and other services to other accounts over which the adviser exercises investment discretion. Some of the services received as the result of Portfolio transactions may primarily benefit accounts other than the Portfolio, while services received as the result of portfolio transactions effected on behalf of those other accounts may primarily benefit the Portfolio. For the fiscal period ended December 31, 2019, the Portfolio paid brokerage commissions of $5,250. For the fiscal period ended December 31, 2020, the Portfolio paid brokerage commissions of $5,620. For the fiscal period ended December 31, 2021, the Portfolio paid brokerage commissions of $3,190.

PORTFOLIO TURNOVER

The Portfolio’s portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Portfolio during the fiscal year. The calculation excludes from both the numerator and the denominator securities with maturities at the time of acquisition of one year or less. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Portfolio. A 100% turnover rate would occur if all of the Portfolio’s portfolio securities were replaced once within a one-year period. The Portfolio may engage in active trading to achieve its investment objectives and may experience episodes of substantial portfolio turnover. For the fiscal period ended December 31, 2020, the Portfolio’s portfolio turnover rate was 1,565%. For the fiscal period ended December 31, 2021, the Portfolio’s portfolio turnover rate was 1,515%.

OTHER SERVICE PROVIDERS

Fund Administration, Fund Accounting and Transfer Agent Services

Ultimus Fund Solutions, LLC, (“UFS”), which has its principal office at 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska 68022, serves as administrator, fund accountant and transfer agent for the Portfolio pursuant to a Fund Services Agreement (the “Agreement”) with the Trust and subject to the supervision of the Board. UFS is primarily in the business of providing administrative, fund accounting and transfer agent services to retail and institutional mutual funds. UFS is an affiliate of the Distributor. UFS may also provide persons to serve as officers of the Portfolio. Such officers may be directors, officers or employees of UFS or its affiliates.

Effective February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of Gemini Fund Services, LLC and its affiliated companies including Northern Lights Distributors, LLC (“NLD”) and Northern Lights Compliance Services, LLC (“NLCS”)(collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”).  As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

The Agreement became effective on February 23, 2011 and remained in effect for two years from the applicable effective date for the Portfolio, and continues in effect for successive twelve-month periods provided that such continuance is specifically approved at least annually by a majority of the Board. The Agreement is terminable by the Board or UFS on 90 days’ written notice and may be assigned by either party, provided that the Trust may not assign this agreement without the prior written consent of UFS. The Agreement provides that UFS shall be without liability for any action reasonably taken or omitted pursuant to the Agreement.

Under the Agreement, UFS performs administrative services, including:  (1) monitoring the performance of administrative and professional services rendered to the Trust by others service providers; (2) monitoring Fund holdings and operations for post-trade compliance with the Portfolio’s registration statement and applicable laws and rules; (3) preparing and coordinating the printing of semi-annual and annual financial statements; (4) preparing selected management reports for performance and compliance analyses; (5) preparing and disseminating materials for and attending and participating in meetings of the Board; (6) determining income and capital gains available for distribution and calculating distributions required to meet regulatory, income, and excise tax requirements; (7) reviewing the Trust’s federal, state, and local tax returns as prepared and signed by the Trust’s independent public accountants; (8) preparing and maintaining the Trust’s operating expense budget to determine proper expense accruals to be charged to each Portfolio to calculate its daily net asset value; (9) assisting in and monitoring the preparation, filing, printing and where applicable, dissemination to shareholders of amendments to the Trust’s Registration Statement on Form N-1A, periodic reports to the Trustees, shareholders and the SEC, notices pursuant to Rule 24f-2, proxy materials and reports to the SEC on Forms N-CEN, N-CSR, N-Q and N-PX; (10) coordinating the Trust’s audits and examinations by assisting each Portfolio’s independent public accountants; (11) determining, in consultation with others, the jurisdictions in which shares of the Trust shall be registered or qualified for sale and facilitating such registration or qualification; (12) monitoring sales of shares and ensure that the shares are properly and duly registered with the SEC; (13) monitoring the calculation of performance data for the Portfolio; (14) preparing, or causing to be prepared, expense and financial reports; (15) preparing authorizations for the payment of Trust expenses and pay, from Trust assets, all bills of the Trust; (16) providing information typically supplied in the investment company industry to companies that track or report price, performance or other information with respect to investment companies; (17) upon request, assisting each Portfolio in the evaluation and selection of other service providers, such as independent public accountants, printers, EDGAR providers and proxy solicitors (such parties may be affiliates of UFS) and (18) performing other services, recordkeeping and assistance relating to the affairs of the Trust as the Trust may, from time to time, reasonably request.

For the administrative services rendered to the Portfolio by UFS, the Portfolio pays UFS an annual fund administration fee equal to an asset-based fee, which scales downward based upon net assets. The Portfolio also pays UFS for any out-of-pocket expenses. For the fiscal year ended December 31, 2019, the Portfolio paid $42,310 for administrative fees. For the fiscal year ended December 31, 2020, the Portfolio paid $57,440 for administrative fees. For the fiscal year ended December 31, 2021, the Portfolio paid $57,713 for administrative fees.

UFS also provides the Portfolio with accounting services, including: (i) daily computation of net asset value; (ii) maintenance of security ledgers and books and records as required by the 1940 Act; (iii) production of the Portfolio’s listing of portfolio securities and general ledger reports; (iv) reconciliation of accounting records; (v) calculation of yield and total return for the Portfolio; (vi) maintenance of certain books and records described in Rule 31a-1 under the 1940 Act, and reconciliation of account information and balances among the Portfolio’s custodian and adviser; and (vii) monitoring and evaluation of daily income and expense accruals, and sales and redemptions of shares of the Portfolio.

For the Portfolio accounting services rendered to the Portfolio by the Agreement, the Portfolio pays UFS an annual fund administration fee equal to an asset-based fee, which scales downward based upon net assets. The Portfolio also pays UFS for any out-of-pocket expenses. For the fiscal year ended December 31, 2019, the Portfolio paid $30,685 for accounting fees. For the fiscal year ended December 31, 2020, the Portfolio paid $25,106 for accounting fees. For the fiscal year ended December 31, 2021, the Portfolio paid $32,497 for accounting fees.

UFS also acts as transfer, dividend disbursing, and shareholder servicing agent for the Portfolio pursuant to the Agreement. Under the Agreement, UFS is responsible for administering and performing transfer agent functions, dividend distribution, shareholder administration, and maintaining necessary records in accordance with applicable rules and regulations. For such services rendered to the Portfolio under the Agreement, the Portfolio pays UFS the greater of an annual minimum fee or an asset-based fee, which scales downward based upon net assets. The Portfolio also pays UFS for any out-of-pocket expenses.

For such services rendered to the Portfolio under the Agreement, the Portfolio pays UFS an annual transfer agent fee equal to an asset based fee, which scales downward based upon net assets. The Portfolio also pays the Transfer Agent for any out-of-pocket expenses. For the fiscal year ended December 31, 2019, the Portfolio paid $40,145 for transfer agency fees. For the fiscal year ended December 31, 2020, the Portfolio paid $45,273 for transfer agency fees. For the fiscal year ended December 31, 2021, the Portfolio paid $47,558 for transfer agency fees.

Custodian

U.S. Bank, N.A., (the “Custodian”), 60 Livingston Ave., St. Paul, MN 55107-1419, serves as the custodian of the Portfolio’s assets pursuant to a Custody Agreement by and between the Custodian and the Trust on behalf of the Portfolio.  The Custodian’s responsibilities include safeguarding and controlling the Portfolio’s cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Portfolio’s investments. Pursuant to the Custody Agreement, the Custodian also maintains original entry documents and books of record and general ledgers; posts cash receipts and disbursements; and records purchases and sales based upon communications from Probabilities. The Portfolio may employ foreign sub-custodians that are approved by the Board to hold foreign assets.

Compliance Services

Northern Lights Compliance Services, LLC (“NLCS”), 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska 68022-3474, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust as well as related compliance services pursuant to a consulting agreement between NLCS and the Trust. NLCS’s compliance services consist primarily of reviewing and assessing the policies and procedures of the Trust and its service providers pertaining to compliance with applicable federal securities laws, including Rule 38a-1 under the 1940 Act. For the compliance services rendered to the Portfolio, the Portfolio pays NLCS an annual fixed fee and an asset- based fee, which scales downward based upon based the Portfolio’s assets. The Portfolio also pays NLCS for any out-of-pocket expenses. For the fiscal year ended December 31, 2019, the Portfolio paid $18,169 for compliance service fees. For the fiscal year ended December 31, 2020, the Portfolio paid $25,526 for compliance service fees. For the fiscal year ended December 31, 2021, the Portfolio paid $22,230 for compliance service fees.

DESCRIPTION OF SHARES

Each share of beneficial interest of the Trust has one vote in the election of Trustees. Cumulative voting is not authorized for the Trust. This means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so, and, in that event, the holders of the remaining shares will be unable to elect any Trustees.

Shareholders of the Trust and any other future series of the Trust will vote in the aggregate and not by series except as otherwise required by law or when the Board determines that the matter to be voted upon affects only the interest of the shareholders of a particular series. Matters such as ratification of the independent public accountants and election of Trustees are not subject to separate voting requirements and may be acted upon by shareholders of the Trust voting without regard to series.

The Trust is authorized to issue an unlimited number of shares of beneficial interest. Each share has equal dividend, distribution and liquidation rights. There are no conversions or preemptive rights applicable to any shares of the Portfolio. All shares issued are fully paid and non-assessable.

ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by Section 352 the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). To ensure compliance with this law, the Trust’s Program is written and has been approved by the Trust’s Board of Trustees. The Program provides for the development of policies, procedures and internal controls reasonable designed to prevent money maundering, the designation of an anti-money laundering compliance officers who are responsible for implementing and monitoring the Program, ongoing anti-money laundering training for appropriate persons and an independent audit function to determine the effectiveness of the Program. The Trust’s secretary serves as its Anti-Money Laundering Compliance Officer.

Procedures to implement the Program include, but are not limited to, determining that the Portfolio’s Distributor and Transfer Agent have established reasonable anti-money laundering procedures, have reported suspicious and/or fraudulent activity and have completed thorough reviews of all new opening account applications. The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

As a result of the Program, the Trust may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Trust may be required to transfer the account or proceeds of the account to a governmental agency.

PURCHASE, REDEMPTION AND PRICING OF SHARES

Calculation of Share Price

As indicated in the Prospectus under the heading “How Shares are Priced,” NAV of the Portfolio’s shares is determined by dividing the total value of the Portfolio’s portfolio investments and other assets, less any liabilities, by the total number of shares outstanding of the Portfolio, by class.

Generally, securities are valued each day at the last quoted sales price on each security’s principal exchange. Securities traded or dealt in on one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the day of valuation on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded on NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. Generally, the Portfolio’s domestic securities (including underlying ETFs which hold portfolio securities primarily listed on foreign (non-U.S.) exchanges) are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith by the Portfolio’s fair value committee in accordance with procedures approved by the Board and as further described below. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the- counter market.

Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board, with reference to other securities or indexes. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Short-term investments having a maturity of 60 days or less may be valued at amortized cost.

Exchange traded options are valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the exchange on which such options are traded. Futures and options on futures are valued at the settlement price determined by the exchange. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. Swap agreements and other derivatives are generally valued daily based upon quotations from market makers or by a pricing service in accordance with the valuation procedures approved by the Board.

Under certain circumstances, the Portfolio may use an independent pricing service to calculate the fair market value of foreign equity securities on a daily basis by applying valuation factors to the last sale price or the mean price as noted above. The fair market values supplied by the independent pricing service will generally reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or the value of other instruments that have a strong correlation to the fair-valued securities. The independent pricing service will also take into account the current relevant currency exchange rate. A security that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures. Because foreign securities may trade on days when Portfolio shares are not priced, the value of securities held by the

Portfolio can change on days when Portfolio shares cannot be redeemed or purchased. In the event that a foreign security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closed before the Portfolio’s calculation of NAV), the security will be valued at its fair market value as determined in good faith by the Portfolio’s fair value committee in accordance with procedures approved by the Board as discussed below. Without fair valuation, it is possible that short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the Portfolio’s securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that it will prevent dilution of the Portfolio’s NAV by short-term traders. In addition, because the Portfolio may invest in underlying ETFs which hold portfolio securities primarily listed on foreign (non-U.S.) exchanges, and these exchanges may trade on weekends or other days when the underlying ETFs do not price their shares, the value of these portfolio securities may change on days when you may not be able to buy or sell Portfolio shares.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to purchase, redeem or exchange shares. Portfolio shares are valued at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange is open. For purposes of calculating the NAV, the Portfolio normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of the security or the NAV determined earlier that day.

When market quotations are insufficient or not readily available, instead of valuing securities in the usual manner, the Portfolio may value securities at fair value or estimate their value as determined in good faith by the Board or its designees, pursuant to procedures approved by the Board. Fair valuation may also be used by the Board if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.

The Portfolio may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one of more representatives from each of the (i) Trust, (ii) administrator, and (iii) the adviser. The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Committee and Valuation Process. This committee is composed of one of more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Portfolio’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser’s valuation based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Portfolio’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Standards for Fair Value Determinations. As a general principle, the fair value of a security is the amount that a fund might reasonably expect to realize upon its current sale. The Trust has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures (“ASC 820”). In accordance with ASC 820, fair value is defined as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability, developed based on the best information available under the circumstances.

Various inputs are used in determining the value of each Portfolio’s investments relating to ASC 820. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments).

The fair value team takes into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of a portfolio manager of the Portfolio with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the adviser or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formulae produced by independent third parties and (vii) the liquidity or illiquidity of the market for the security.

Board of Trustees Determination. The Board of Trustees meets at least quarterly to consider the valuations provided by the fair value committee and to ratify the valuations made for the applicable securities. The Board of Trustees considers the reports provided by the fair value committee, including follow up studies of subsequent market-provided prices when available, in reviewing and determining in good faith the fair value of the applicable portfolio securities.

The Trust expects that the Exchange will be closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Purchase of Shares

Orders for shares received by the Portfolio in good order prior to the close of business on the NYSE on each day during such periods that the NYSE is open for trading are priced at NAV per share or offering price (NAV plus a sales charge, if applicable) computed as of the close of the regular session of trading on the NYSE. Orders received in good order after the close of the NYSE, or on a day it is not open for trading, are priced at the close of such NYSE on the next day on which it is open for trading at the next determined NAV or offering price per share.

Notice to Texas Shareholders

Under section 72.1021(a) of the Texas Property Code, initial investors in a Fund who are Texas residents may designate a representative to receive notices of abandoned property in connection with Fund shares. Texas shareholders who wish to appoint a representative should notify the Trust’s Transfer Agent by writing to the address below to obtain a form for providing written notice to the Trust:

Probabilities VIT Fund

c/o Ultimus Fund Solutions, LLC

P.O. Box 541150

Omaha, Nebraska 68154

or overnight to

4221 North 203rd Street, Suite 100

Elkhorn, Nebraska 68022-3474

Redemption of Shares

The Portfolio will redeem all or any portion of a shareholder’s shares in the Portfolio when requested in accordance with the procedures set forth in the “How to Purchase and Redeem Shares” section of the Prospectuses. Under the 1940 Act, a shareholder’s right to redeem shares and to receive payment therefore may be suspended at times:

(a) when the NYSE is closed, other than customary weekend and holiday closings;

(b) when trading on that exchange is restricted for any reason;

(c) when an emergency exists as a result of which disposal by the Portfolio of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Portfolio to fairly determine the value of its net assets, provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) will govern as to whether the conditions prescribed in (b) or (c) exist; or

(d) when the SEC by order permits a suspension of the right to redemption or a postponement of the date of payment on redemption.

In case of suspension of the right of redemption, payment of a redemption request will be made based on the NAV next determined after the termination of the suspension.

The Portfolio may purchase shares of Underlying Funds which charge a redemption fee to shareholders (such as the Portfolio) that redeem shares of the Underlying Fund within a certain period of time (such as one year). The fee is payable to the Underlying Fund. Accordingly, if the Portfolio were to invest in an Underlying Fund and incur a redemption fee as a result of redeeming shares in such Underlying Fund, the Portfolio would bear such redemption fee. The Portfolio will not, however, invest in shares of an Underlying Fund that is sold with a contingent deferred sales load.

Supporting documents in addition to those listed under “How to Purchase and Redeem Shares” in the Prospectus will be required from executors, administrators, Trustees, or if redemption is requested by someone other than the shareholder of record. Such documents include, but are not restricted to, stock powers, Trust instruments, certificates of death, appointments as executor, certificates of corporate authority and waiver of tax required in some states when settling estates.

TAX STATUS

The following discussion is general in nature and should not be regarded as an exhaustive presentation of all possible tax ramifications. All shareholders should consult a qualified tax advisor regarding their investment in the Portfolio.

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Tax Code”), which requires compliance with certain requirements concerning the sources of its income, diversification of its assets, and the amount and timing of its distributions to shareholders. Such qualification does not involve supervision of management or investment practices or policies by any government agency or bureau. By so qualifying, the Portfolio should not be subject to federal income or excise tax on its net investment income or net capital gain, which are distributed to shareholders in accordance with the applicable timing requirements. Net investment income and net capital gain of the Portfolio will be computed in accordance with Section 852 of the Tax Code.

Net investment income is made up of dividends and interest less expenses. Net capital gain for a fiscal year is computed by taking into account any capital loss carryforward of the Portfolio. Capital losses may now be carried forward indefinitely and retain the character of the original loss. Capital loss carryforwards are available to offset future realized capital gains. To the extent that these carryforwards are used to offset future capital gains it is probable that the amount offset will not be distributed to shareholders.

At December 31, 2021, the Portfolio had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring	Non-Expiring
Expiring	Short-Term	Long-Term	Total	CLCF Utilized
$—	$829,089	$—	$829,089	$796,400

The Portfolio intends to distribute all of its net investment income, any excess of net short-term capital gains over net long-term capital losses, and any excess of net long-term capital gains over net short-term capital losses in accordance with the timing requirements imposed by the Tax Code and therefore should not be required to pay any federal income or excise taxes. Distributions of net investment income and net capital gain will be made after the end of each fiscal year, and no later than December 31 of each year. Both types of distributions will be in shares of the Portfolio unless a shareholder elects to receive cash.

To be treated as a regulated investment company under Subchapter M of the Tax Code, the Portfolio must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, net income from certain publicly traded partnerships and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holding so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Portfolio’s assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the Portfolio’s assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of (other than U.S. government securities or the securities of other regulated investment companies) any one issuer, two or more issuers which the Portfolio controls and which are determined to be engaged in the same or similar trades or businesses, or the securities of certain publicly traded partnerships.

If the Portfolio fails to qualify as a regulated investment company under Subchapter M in any fiscal year, it will be treated as a corporation for federal income tax purposes. As such, the Portfolio would be required to pay income taxes on its net investment income and net realized capital gains, if any, at the rates generally applicable to corporations. Shareholders of the Portfolio generally would not be liable for income tax on the Portfolio’s net investment income or net realized capital gains in their individual capacities.

The Portfolio is subject to a 4% nondeductible excise tax on certain undistributed amounts of ordinary income and capital gain under a prescribed formula contained in Section 4982 of the Tax Code. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of the Portfolio’s ordinary income for the calendar year and at least 98.2% of its capital gain net income (i.e., the excess of its capital gains over capital losses) realized during the one-year period ending October 31 during such year plus 100% of any income that was neither distributed nor taxed to the Portfolio during the preceding calendar year. Under ordinary circumstances, the Portfolio expects to time its distributions so as to avoid liability for this tax.

For a discussion of the tax consequences to holders of variable life or annuity contracts, refer to the prospectuses or other documents you received when you purchased your variable life or variable annuity contracts. Variable life or variable annuity contracts purchased through insurance company separate accounts provide for the accumulation of all earnings from interest, dividends, and capital appreciation without current federal income tax liability for the owner.  Depending on the variable annuity or variable life contract, distributions from the contract may be subject to ordinary income tax and, in addition, on distributions before age 59 1/2, a 10% penalty tax.  Only the portion of a distribution attributable to income on the investment in the contract is subject to federal income tax.  Investors should consult with competent tax advisors for a more complete discussion of possible tax consequences in a particular situation.

Options, Futures, Forward Contracts and Swap Agreements

To the extent such investments are permissible for the Portfolio, the Portfolio’s transactions in options, futures contracts, hedging transactions, forward contracts, straddles and foreign currencies will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the Portfolio, defer losses to the Portfolio, cause adjustments in the holding periods of the Portfolio’s securities, convert long-term capital gains into short-term capital gains and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

To the extent such investments are permissible, certain of the Portfolio’s hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income. If the Portfolio’s book income exceeds its taxable income, the distribution (if any) of such excess book income will be treated as (i) a dividend to the extent of the Portfolio’s remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset. If the Portfolio’s book income is less than taxable income, the Portfolio could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

Passive Foreign Investment Companies

Investment by the Portfolio in certain “passive foreign investment companies” (“PFICs”) could subject the Portfolio to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company, which tax cannot be eliminated by making distributions to Portfolio shareholders. However, the Portfolio may elect to treat a PFIC as a “qualified electing fund” (“QEF election”), in which case the Portfolio will be required to include its share of the company’s income and net capital gains annually, regardless of whether it receives any distribution from the company.

The Portfolio also may make an election to mark the gains (and to a limited extent losses) in such holdings “to the market” as though it had sold and repurchased its holdings in those PFICs on the last day of the Portfolio’s taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed for the Portfolio to avoid taxation. Making either of these elections therefore may require the Portfolio to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Portfolio’s total return.

Foreign Currency Transactions

The Portfolio’s transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Foreign Taxation

Income received by the Portfolio from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax treaties and conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of the value of the Portfolio’s total assets at the close of its taxable year consists of securities of foreign corporations, the Portfolio may be able to elect to “pass through” to its shareholders the amount of eligible foreign income and similar taxes paid by the Portfolio. If this election is made, a shareholder generally subject to tax will be required to include in gross income (in addition to taxable dividends actually received) his or her pro rata share of the foreign taxes paid by the

Portfolio, and may be entitled either to deduct (as an itemized deduction) his or her pro rata share of foreign taxes in computing his or her taxable income or to use it as a foreign tax credit against his or her U.S. federal income tax liability, subject to certain limitations. In particular, a shareholder must hold his or her shares (without protection from risk of loss) on the ex-dividend date and for at least 15 more days during the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a gain dividend. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Each shareholder will be notified within 60 days after the close of the Portfolio’s taxable year whether the foreign taxes paid by the Portfolio will “pass through” for that year.

Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder’s U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the pass-through election is made, the source of the Portfolio’s income will flow through to shareholders of the Portfolio. With respect to the Portfolio, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency-denominated debt securities, receivables and payables will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, and to certain other types of income. A shareholder may be unable to claim a credit for the full amount of his or her proportionate share of the foreign taxes paid by the Portfolio. The foreign tax credit can be used to offset only 90% of the revised alternative minimum tax imposed on corporations and individuals and foreign taxes generally are not deductible in computing alternative minimum taxable income.

Original Issue Discount and Pay-In-Kind Securities

Current federal tax law requires the holder of a U.S. Treasury or other fixed income zero coupon security to accrue as income each year a portion of the discount at which the security was purchased, even though the holder receives no interest payment in cash on the security during the year. In addition, pay-in-kind securities will give rise to income, which is required to be distributed and is taxable even though the Portfolio holding the security receives no interest payment in cash on the security during the year.

Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Portfolio may be treated as debt securities that are issued originally at a discount. Generally, the amount of the original issue discount (“OID”) is treated as interest income and is included in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. A portion of the OID includable in income with respect to certain high-yield corporate debt securities (including certain pay-in-kind securities) may be treated as a dividend for U.S. federal income tax purposes.

Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Portfolio in the secondary market may be treated as having market discount. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt security. Market discount generally accrues in equal daily installments. The Portfolio may make one or more of the elections applicable to debt securities having market discount, which could affect the character and timing of recognition of income.

Some debt securities (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by the Portfolio may be treated as having acquisition discount, or OID in the case of certain types of debt securities. Generally, the Portfolio will be required to include the acquisition discount, or OID, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The Portfolio may make one or more of the elections applicable to debt securities having acquisition discount, or OID, which could affect the character and timing of recognition of income.

If the Portfolio holds the foregoing kinds of securities, it may be required to pay out as an income distribution each year an amount that is greater than the total amount of cash interest the Portfolio actually received. Such distributions may be made from the cash assets of the Portfolio or by liquidation of portfolio securities, if necessary (including when it is not advantageous to do so). The Portfolio may realize gains or losses from such liquidations. In the event the Portfolio realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution, if any, than they would in the absence of such transactions.

Other Reporting and Withholding Requirements

Payments to a shareholder that is either a foreign financial institution (“FFI”) or a non-financial foreign entity (“NFFE”) within the meaning of the Foreign Account Tax Compliance Act (“FATCA”) may be subject to a generally nonrefundable 30% withholding tax on: (a) income dividends paid by a Portfolio after June 30, 2014 and (b) certain capital gain distributions and the proceeds arising from the sale of Portfolio shares paid by the Portfolio after December 31, 2016. FATCA withholding tax generally can be avoided: (a) by an FFI, subject to any applicable intergovernmental agreement or other exemption, if it enters into a valid agreement with the IRS to, among other requirements, report required information about certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (b) by an NFFE, if it: (i) certifies that it has no substantial U.S. persons as owners or (ii) if it does have such owners, reports information relating to them. A Portfolio may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of a Portfolio fails to provide the Portfolio with appropriate certifications or other documentation concerning its status under FATCA.

Additional Diversification Requirement

In addition to the diversification requirements applicable to all regulated investment companies discussed above, the Tax Code imposes certain diversification standards on the underlying assets of variable life or variable annuity contracts held in the Portfolio. The Tax Code provides that a variable annuity contract shall not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the Treasury Department, adequately diversified. Disqualification of the variable life or variable annuity contract as such would result in immediate imposition of federal income tax on variable life or variable annuity contract owners with respect to earnings allocable to the contract. This liability would generally arise prior to the receipt of payments under the contract.

The Portfolio intends to comply, and continue to comply, with the diversification requirement imposed by section 817(h) of the Tax Code and the regulations thereunder on insurance company segregated asset (i.e., separate) accounts.  This requirement place certain limitations on the assets of each insurance company separate account, and, because Section 817(h) and those regulations treat the assets of the Portfolio as assets of the related separate account, of the Portfolio, that may be invested in securities of a single issuer.  Specifically, the regulations require that, except as permitted by the “safe harbor” described below, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the total assets of the Portfolio may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments.  For this purpose, all securities of the same issuer are considered a single investment, and each U.S. government agency or instrumentality is considered a separate issuer.  Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements are satisfied and no more than 55% of the value of the account’s total assets are cash and cash items, U.S. government securities and securities of other registered investment companies.  Failure of the Portfolio to satisfy the Section 817(h) requirements would result in taxation of the insurance company issuing the Contracts and treatment of the holders other than as described in the applicable Contract prospectus.

Treasury regulations provide that a variable annuity contract will be able to look through to the assets held by the Portfolio for the purpose of meeting the diversification test if the Portfolio meets certain requirements.  The Portfolio will be managed in such a manner as to comply with the diversification requirements and to allow the variable annuity contracts to be treated as owning a proportionate share of the Portfolio’s assets. It is possible that in order to comply with the diversification requirements, less desirable investment decisions may be made which would affect the investment performance of the Portfolio.

The above discussion of the federal income tax treatment of the Portfolio assumes that all the insurance company accounts holding shares of the Portfolio are either segregated asset accounts underlying variable contracts as defined in Section 817(d) of the Tax Code or the general account of an insurance company as defined in Section 816 of the Tax Code.  Additional tax consequences may apply to holders of variable contracts investing in the Portfolio if any of those contracts are not treated as annuity, endowment or life insurance contracts.

Under Treasury regulations, if a shareholder realizes a loss on a disposition of the Portfolio’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (such as an insurance company holding the separate accounts referenced in this SAI), the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886.  Direct shareholders of Portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company, such as the separate accounts that owns shares of the Portfolio, are not excepted. This filing requirement applies even though, as a practical matter, any such loss would not reduce the taxable income of the insurance company holding the separate accounts. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies.

Shareholders should consult their tax advisors about the application of federal, state and local and foreign tax law in light of their particular situation.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP, located at 695 Town Center Drive, Suite 1000, Costa Mesa, CA, 92626, serves as the Portfolio’s independent registered public accounting firm providing services including (1) audit of annual financial statements, and (2) other audit, tax and related services to the Portfolio.

LEGAL COUNSEL

Thompson Hine LLP, 41 South High Street, Suite 1700, Columbus, Ohio 43215 serves as the Trust’s legal counsel.

FINANCIAL STATEMENTS

The financial statements and report of the independent registered public accounting firm required to be included in this SAI are hereby incorporated by reference to the Annual Report for the Portfolio for the fiscal period ended December 31, 2021. You can obtain a copy of the Annual Report without charge by calling the Portfolio at 1-855-224-7204.

APPENDIX A

PROXY VOTING GUIDELINES FOR

Probabilities Fund Management, LLC

Policies and Procedures

Proxy Voting and Corporate Actions

Background: Investment advisers registered with the SEC, and which exercise voting authority with respect to client securities, are required by Rule 206(4)-6 of the Advisers Act to (a) adopt and implement written policies and procedures that are reasonably designed to ensure that client securities are voted in the best interests of clients, which must include how an adviser addresses material conflicts that may arise between an adviser’s interests and those of its Funds, Portfolios and clients; (b) to disclose to Funds, Portfolios and clients how they may obtain information from the adviser with respect to the voting of proxies for their securities; (c) to describe to clients a summary of its proxy voting policies and procedures and, upon request, furnish a copy to its clients; and (d) maintain certain records relating to the adviser’s proxy voting activities when the adviser does have proxy voting authority.

Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised.

Policy: The Adviser, as a matter of policy and as a fiduciary, has responsibility for voting proxies for portfolio securities consistent with the best economic interests of the Funds, Portfolios and clients. Our firm maintains written policies and procedures as to the handling, research, voting and reporting of proxy voting and makes appropriate disclosures about our firm’s proxy policies and practices. Our policy and practice includes the responsibility to monitor corporate actions, receive and vote client proxies and disclose any potential conflicts of interest as well as making information available to clients about the voting of proxies for their portfolio securities and maintaining relevant and required records.

Procedure: The Adviser has adopted procedures to implement the firm’s policy and reviews to monitor and insure the firm’s policy is observed, implemented properly and amended or updated, as appropriate, which include the following:

Voting Procedures

I.       INTRODUCTION

The Adviser has adopted proxy voting policies and procedures as required by Rule 206(4)-6 of the Investment Advisers Act of 1940. These policies and procedures are effective on May 1, 2014.

The Adviser has retained Institutional Shareholder Services, Inc. (ISS) as its Proxy Agent. Except for clients that have opted out of the ISS arrangement, the Adviser instructs its client and fund custodians to forward proxy materials to the Proxy Agent. New client custodians are notified at account inception of their responsibility to deliver proxy materials to the Proxy Agent. The Proxy Agent receives and vote proxies on behalf of the Adviser, and maintains proxy voting receipts and records. Clients who opt out of the ISS arrangement are required to vote their own proxies, the Adviser does not vote their proxies.

II.       PRINCIPLES AND GUIDELINE

A.       Principles

Adviser’s primary purpose and fiduciary responsibility is to maximize shareholder value, which is defined as share price appreciation. The Proxy Agent, acting on behalf of the Adviser, will vote proxies in the best interests of our Funds, Portfolios and clients and will generally vote for, against, consider on a case-by-case basis, or abstain from voting as indicated below. Because of the extenuating circumstances associated with specific proxy issues, the Proxy Agent’s votes, on behalf of the Adviser, may differ from time to time from the indications noted. In addition, the list may not include all proxies on which Proxy Agent acting on behalf of the Adviser, votes. The Proxy Agent acting on behalf of the Adviser , will also act, in its best judgment, on behalf of our Funds, Portfolios and clients on certain corporate actions that impact shareholder value, such as tender offers and bankruptcy proceedings.

B.       Voting Guidelines

●	Adviser has delegated its proxy voting authority to Institutional Shareholder Services Inc. (“ISS”), a leading proxy voting service provider. ISS issues voting recommendations and casts votes on the proxies based strictly on a pre-determined voting policy intended to vote proxies in the clients’ best interests. Adviser is in agreement with ISS’s proxy voting policy guidelines, and believes ISS will act in the Adviser’s clients’, best interests, and in the best interest of Fund shareholders, when carrying out its voting authority. ISS’s proxy voting policy guidelines are posted on its web site, www.issgovernance.com, under the Policy Gateway tab/2014 Policy Information/2014 U.S. Proxy Voting Summary Guidelines (Updated March 2014). ISS evaluates how a proxy item will affect shareholders’ interests, and recommends votes intended to serve shareholders’ best interests. Adviser retains the authority to override an ISS vote when it feels doing so would be in the best interest of the client. In such a case, Adviser will document its reasons for overriding ISS’s recommendation and certify its vote did not constitute a conflict of interest.

 C.       Proposals Specific to Mutual Funds

The Adviser serves as investment adviser to certain mutual funds under the Northern Lights Variable Trust and Northern Lights Fund Trust. These funds invest in other investment companies that are not affiliated (“Underlying Funds”) and are required by the 1940 Act to handle proxies received from said Underlying Funds in a certain manner. Notwithstanding these procedures or the ISS Proxy Voting Guidelines, it is the policy of the Adviser to vote under a “mirror voting” arrangement; that is, to vote all proxies received from the Underlying Funds in the same proportion that all shares of the Underlying Funds are voted or in accordance with instructions received from fund shareholders, pursuant to Section 12(d)(1)(F) of the 1940 Act. After votes are cast, the proxy materials are maintained in a file by the Proxy Agent and are made available to the Chief Compliance Officer and Compliance Committee on demand.

As a practical matter, much of the portfolio of each mutual fund advised by the Adviser will be invested in ETFs, for which mirror voting will take place. Consequently, the handling of conflicts of interest and other criteria in the ISS Proxy Voting Guidelines may not be applicable due to the policy to mirror vote underlying investment company proxy proposals.

Responsible Party: Chief Compliance Officer

PART C
OTHER INFORMATION

ITEM 28. EXHIBITS.

(a)(1)	Agreement and Declaration of Trust dated November 4, 2004. Previously filed on February 14, 2006 as Exhibit (a)(1) to the Registrant’s Registration Statement on Form N-1A (File numbers 811-21853 and 333-131820)(hereinafter referred to as the “Registrant’s Registration Statement”), and hereby incorporated by reference.
(a)(2)	Certificate of Trust dated November 4, 2004. Previously filed on February 14, 2006 as Exhibit (a)(2) to the Registrant’s Registration Statement, and hereby incorporated by reference.
(b)	By-Laws. Previously filed on February 14, 2006 as Exhibit (b) to the Registrant’s Registration Statement, and hereby incorporated by reference.
(c)	Instruments Defining Rights of Security Holders. See Article III, “Shares” and Article V “Shareholders’ Voting Powers and Meetings” of the Registrant’s Agreement and Declaration of Trust. See also, Article II, “Meetings of Shareholders” of the Registrant’s By-Laws.
(d)(1)	Investment Advisory Agreement between the Registrant, with respect to the JNF Equity and Balanced , and JNF Advisors, Inc., was filed on May 1, 2008 as Exhibit (d)(3) to Post-Effective Amendment No. 14 to the Registrant’s Registration Statement, and hereby incorporated by reference.
(d)(2)	Investment Advisory Agreement between the Registrant, with respect to the Adaptive Allocation Portfolio, and Critical Math Advisors, LLC, was filed on February 4, 2008 as Exhibit (d)(5) to Pre-Effective Amendment No. 11 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(d)(3)	Investment Advisory Agreement between the Registrant, with respect to the Changing Parameters Portfolio, and Changing Parameters LLC, was filed on February 4, 2008 as Exhibit (d)(6) to Pre-Effective Amendment No. 11 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(d)(4)	Investment Advisory Agreement between the Registrant, with respect to TOPS® Capital Preservation ETF Portfolio, TOPS® Balanced ETF Portfolio, TOPS® Moderate Growth ETF Portfolio ,TOPS® Growth ETF Portfolio, TOPS® Aggressive Growth ETF Portfolio, TOPS® Managed Risk Balanced ETF Portfolio, TOPS® Managed Risk Moderate Growth ETF Portfolio and TOPS® Managed Risk Growth ETF Portfolio and ValMark Advisers, Inc. was filed on April 18, 2011 as Exhibit (d)(9) to Pre-Effective Amendment No. 33 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(d)(5)	Sub-Advisory Agreement between ValMark Advisers, Inc. and Milliman Financial Risk Management, LLC, with respect to TOPS® Managed Risk Balanced ETF Portfolio, TOPS® Managed Risk Moderate Growth ETF Portfolio and TOPS® Managed Risk Growth ETF Portfolio was filed on April 26, 2011 as Exhibit (d)(10) to Post-Effective Amendment No. 34 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(d)(6)	Investment Advisory Agreement between the Registrant, with respect to Astor Long/Short ETF Portfolio and Astor Asset Management, LLC to be filed by amendment.
(d)(7)	Investment Advisory Agreement between the Registrant, with respect to 7Twelve Balanced Portfolio and 7Twelve Advisors, LLC was filed on November 23, 2011 as Exhibit (d)(13) to Post-Effective Amendment No. 43 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(d)(8)	Investment Advisory Agreement between the Registrant, with respect to Mariner Managed Futures Strategy Portfolio and Monte Capital Group, LLC was filed on February 22, 2016 as Exhibit (d)(10) to Post-Effective Amendment No. 156 to the Registrant’s Registration Statement, and is hereby incorporated by reference.

(d)(9)	Investment Advisory Agreement between the Registrant, with respect to Power Income VIT Fund and W.E. Donoghue & Co., Inc. was filed on February 22, 2016 as Exhibit (d)(11) to Post-Effective Amendment No. 156 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(d)(10)	Investment Advisory Agreement between the Registrant, with respect to Leader Short-Term Bond Portfolio and Leader Capital Corp. was filed on February 22, 2016 as Exhibit (d)(13) to Post-Effective Amendment No. 156 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(d)(11)	Investment Advisory Agreement between the Registrant, with respect to CAM Hedge VIT Fund and Commerce Asset Management, LLC was filed on April 15, 2016 as Exhibit (d)(13) to Post-Effective Amendment No. 159 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(d)(12)	Investment Advisory Agreement between the Registrant, with respect to BTS Tactical Fixed Income VIT Fund and BTS Asset Management, Inc. was filed on April 3, 2013 as Exhibit (d)(15) to Post-Effective Amendment No. 80 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(d)(13)	Co-Investment Advisory Agreement between the Registrant, with respect to Probabilities VIT Fund, Probabilities Fund Management, LLC and Princeton Fund Advisors, LLC was filed on April 30, 2015 as Exhibit (d)(16) to Post-Effective Amendment No. 140 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(d)(14)	Investment Advisory Agreement between the Registrant, with respect to the Even Keel Premium Income Fund and Milliman Financial Risk Management LLC was filed on April 18, 2016 as Exhibit (d)(16) to Post-Effective Amendment No. 160 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(d)(15)	Investment Advisory Agreement between the Registrant, with respect to TOPS® Managed Risk Flex ETF Portfolio and ValMark Advisers, Inc. was filed on May 22, 2013 as Exhibit (d)(18) to Post-Effective Amendment No. 98 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(d)(16)	Sub-Advisory Agreement between ValMark Advisers, Inc. and Milliman Financial Risk Management, LLC, with respect to TOPS® Managed Risk Flex ETF Portfolio was filed on April 15, 2016 as Exhibit (d)(18) to Post-Effective Amendment No. 159 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(d)(17)	Investment Advisory Agreement between the Registrant, with respect to JNF Exceed Defined Shield Index Portfolio f/k/a JNF SSgA Retirement Income Portfolio and JNF Advisors, Inc. was filed on March 3, 2014 as Exhibit (d)(20) to Post-Effective Amendment No. 105 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(d)(18)	Sub-Advisory Agreement between JNF Advisors, Inc. and First Principles Capital Management, LLC with respect to JNF Exceed Defined Shield Index Portfolio was filed on February 23, 2016 as Exhibit (d)(26) to Post-Effective Amendment No. 157 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(d)(19)	Sub-Advisory Agreement between JNF Advisors, Inc. and Exceed Advisory, LLC with respect to JNF Exceed Defined Shield Index Portfolio was filed on February 23, 2016 as Exhibit (d)(27) to Post-Effective Amendment No. 157 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(d)(20)	Investment Advisory Agreement between the Registrant, with respect to JNF Dynasty Liquid Alternatives Portfolio and JNF Advisors, Inc. was filed on January 5, 2015 as Exhibit (d)(22) to Post-Effective Amendment No. 127 to the Registrant’s Registration Statement, and is hereby incorporated by reference.

(d)(21)

Sub-Advisory Agreement between JNF Advisors, Inc. and Dynasty Wealth Management, LLC with respect to JNF Dynasty Liquid Alternatives Portfolio was filed on January 5, 2015 as Exhibit (d)(23) to Post-Effective Amendment No. 127 to the Registrant’s Registration Statement, and is hereby incorporated by reference.

(d)(22)	Investment Advisory Agreement between the Registrant, with respect to 3Twelve Total Bond Portfolio and 7Twelve Advisors, LLC was filed on February 22, 2016 as Exhibit (d)(24) to Post-Effective Amendment No. 156 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(d)(23)	Advisory Fee Waiver between the Registrant, with respect to 3Twelve Total Bond Portfolio and 7Twleve Advisors, LLC was filed on May 19, 2015 as Exhibit (D)(25) to Post-Effective Amendment No. 142 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(d)(24)	Amended Investment Advisory Agreement between the Registrant, with respect to Mariner Managed Futures Strategy Portfolio and Monte Capital Group, LLC to be filed by subsequent amendment.
(d)(25)	Subadvisory Advisory Agreement between Monte Capital Group, LLC and Chesapeake Capital Corporation, with respect to Mariner Managed Futures Strategy Portfolio, to be filed by subsequent amendment.
(d)(26)	Interim Investment Advisory Agreement between W.E. Donoghue & Co., LLC and Registrant with respect to Power Momentum Index Portfolio and Power Dividend Index Portfolio was filed on February 28, 2017 as Exhibit (D)(26) to Post-Effective Amendment No. 187 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(d)(27)	Investment Advisory Agreement between W.E. Donoghue & Co., LLC and Registrant with respect to Power Momentum Index VIT Fund and Power Dividend Index VIT Fund was filed on April 16, 2018 as Exhibit (D)(27) to Post-Effective Amendment No. 207 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(d)(28)	Advisory Fee Waiver between W.E. Donoghue & Co., LLC and Registrant with respect to Power Momentum Index Portfolio and Power Dividend Index Portfolio was filed on February 28, 2017 as Exhibit (D)(28) to Post-Effective Amendment No. 187 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(d)(29)	Investment Advisory Agreement between ValMark Advisers, Inc. and Registrant with respect to TOPS® Hedged Equity Conservative Growth ETF Portfolio, TOPS® Hedged Equity Moderate Growth ETF Portfolio and TOPS® Hedged Equity Growth ETF Portfolio was filed on March 15, 2017 as Exhibit (d)(29) to Post-Effective Amendment No. 188 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(d)(30)	Advisory Fee Waiver between ValMark Advisers, Inc. and Registrant with respect to TOPS® Hedged Equity Conservative Growth ETF Portfolio, TOPS® Hedged Equity Moderate Growth ETF Portfolio and TOPS® Hedged Equity Growth ETF Portfolio to be filed by subsequent amendment.
(d)(31)	Sub-Advisory Agreement between ValMark Advisers, Inc. and Milliman Financial Risk Management, LLC, with respect to TOPS® Hedged Equity Conservative Growth ETF Portfolio, TOPS® Hedged Equity Moderate Growth ETF Portfolio and TOPS® Hedged Equity Growth ETF Portfolio was filed on March 15, 2017 as Exhibit (d)(31) to Post-Effective Amendment No. 188 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(d)(32)	Investment Advisory Agreement between Astor Investment Management, LLC and Registrant with respect to Astor Macro Alternative Portfolio was filed on April 17, 2017 as Exhibit (d)(32) to Post-Effective Amendment No. 190 to the Registrant’s Registration Statement, and is hereby incorporated by reference.

(d)(33)	Investment Advisory Agreement between Astor Investment Management, LLC and AMAP Fund Limited were filed on April 17, 2017 as Exhibit (d)(33) to Post-Effective Amendment No. 190 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(d)(34)	Investment Advisory Agreement between ValMark Advisers, Inc. and Registrant with respect to TOPS ® Target Range ™ Portfolio to be filed by subsequent amendment.
(d)(35)	Sub- Advisory Agreement between ValMark Advisers, Inc. and Milliman Financial Risk Management, LLC with respect to TOPS ® Target Range ™ Portfolio to be filed by subsequent amendment.
(e)	Underwriting Agreement between the Registrant and Northern Lights Distributors LLC, was filed on April 16, 2012 as Exhibit (e) to Post-Effective Amendment No. 54 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(f)	Bonus or Profit Sharing Contracts. Not Applicable.
(g)(1)	Custody Agreement between the Registrant and Bank of New York Mellon was filed on February 4, 2008 as Exhibit (g)(1) to Pre-Effective Amendment No. 11 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(g)(2)	Custody Agreement between the Registrant and the First National Bank of Omaha was filed on February 4, 2008 as Exhibit (g)(2) to Pre-Effective Amendment No. 11 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(g)(3)	Custody Agreement between the Registrant and Fifth Third Bank was filed on June 5, 2009 as Exhibit (g)(4) to Post-Effective Amendment No. 21 to the Registrant’s Registration Statement, and hereby incorporated by reference.
(g)(4)	Custody Agreement between the Registrant and Union Bank, N.A. was filed on October 9, 2012 as Exhibit (g)(4) to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement, and hereby incorporated by reference.
(h)(1)	Fund Accounting Service Agreement between the Registrant and Gemini Fund Services, LLC was filed on February 6, 2007 as Exhibit (h)(1) to Post-Effective Amendment No. 2 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(h)(2)	Administration Service Agreement between the Registrant and Gemini Fund Services, LLC was filed on February 6, 2007 as Exhibit (h)(2) to Post-Effective Amendment No. 2 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(h)(3)	Transfer Agency Service Agreement between the Registrant and Gemini Fund Services, LLC was filed on February 6, 2007 as Exhibit (h)(3) to Post-Effective Amendment No. 2 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(h)(4)	Administrative Services Agreement between Gemini Fund Services, LLC and AMAP Fund Limited were filed on April 17, 2017 as Exhibit (h)(4) to Post-Effective Amendment No. 190 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(h)(4)	Custody Administration Agreement between Registrant and the Administrator with respect to certain Funds of the Trust, was filed on February 6, 2007 as Exhibit (h)(6) to Post-Effective Amendment No. 2 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(h)(5)	Expense Limitation Agreement between the Registrant; with respect to JNF SSgA Tactical Allocation Portfolio, JNF SSgA Sector Rotation Portfolio, JNF Exceed Defined Shield Index Portfolio f/k/a JNF SSgA Retirement Income Portfolio, and JNF Dynasty Liquid Alternatives Portfolio; and JNF Advisors, Inc. was filed on September 30, 2016 as Exhibit (h)(5) to Post-Effective Amendment No. 179 to the Registrant’s Registration Statement, and is hereby incorporated by reference.

(h)(6)	Expense Limitation Agreement between the Registrant, with respect to the Adaptive Allocation Portfolio, and Critical Math Advisors, LLC was filed on September 30, 2016 as Exhibit (h)(6) to Post-Effective Amendment No. 179 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(h)(7)(1)	Participation Agreement between the Registrant, with respect to the each JNF Portfolio, and Jefferson National Life Insurance Company, was filed on May 2, 2008 as Exhibit (h)(9) to Post-Effective Amendment No. 15 to the Registrant’s Registration Statement, and hereby incorporated by reference.
(h)(7)(2)	Amended Participation Agreement between the Registrant, with respect Power Momentum Index VIT Fund and Power Dividend Index VIT Fund, and Jefferson National Life Insurance Company was filed on February 15, 2019 as Exhibit (h)(7)(2) to Post-Effective Amendment No. 224 to the Registrant’s Registration Statement, and hereby incorporated by reference.
(h)(8)(1)	Participation Agreement between the Registrant, with respect to each JNF Portfolio, and PHL Variable Insurance Company, was filed on May 2, 2008 as Exhibit (h)(9)(1) to Post-Effective Amendment No. 15 to the Registrant’s Registration Statement, and hereby incorporated by reference.
(h)(9)	Participation Agreement between the Registrant, with respect to the TOPS Portfolios and Minnesota Life Insurance was filed on April 16, 2012 as Exhibit (h)(11)(3) to Post-Effective Amendment No. 54 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(h)(9)(1)	Participation Agreement between the Registrant, with respect to the TOPS Portfolios and Principal Life Insurance Company, Princor Financial Services Corporation and Principal National Life Insurance Company was filed on April 16, 2012 as Exhibit (h)(11)(4) to Post-Effective Amendment No. 54 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(h)(9)(2)	Participation Agreement between the Registrant, with respect to the TOPS Managed Risk Portfolios and Kansas City Life Insurance Company was filed on April 16, 2012 as Exhibit (h)(11)(5) to Post-Effective Amendment No. 54 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(h)(9)(3)	Participation Agreement between the Registrant, with respect to the TOPS Portfolios and PRUCO Life Insurance Company was filed on April 16, 2012 as Exhibit (h)(11)(6) to Post-Effective Amendment No. 54 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(h)(9)(4)	Participation Agreement between the Registrant, with respect to the TOPS Portfolios and PRUCO Life Insurance Company of New Jersey was filed on April 16, 2012 as Exhibit (h)(11)(7) to Post-Effective Amendment No. 54 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(h)(9)(5)	Participation Agreement between the Registrant, with respect to the TOPS Portfolios and Ohio National Life Insurance Company was filed on April 16, 2012 as Exhibit (h)(11)(8) to Post-Effective Amendment No. 54 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(h)(9)(6)	Participation Agreement between the Registrant, with respect to the TOPS Managed Risk Portfolios and National Security Life and Annuity Company was filed on April 16, 2012 as Exhibit (h)(11)(9) to Post-Effective Amendment No. 54 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(h)(10)	Participation Agreement between the Registrant, with respect to Adaptive Allocation portfolio and Power Income VIT, and Midland National Life Insurance Company was filed on October 9, 2012 as Exhibit (h)(10) to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement, and is hereby incorporated by reference.

(h)(11)	Participation Agreement between the Registrant, with respect to Power Income VIT and First Security Benefit Life Insurance and Annuity Company of New York was filed on October 9, 2012 as Exhibit (h)(11) to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(h)(12)	Participation Agreement between the Registrant, with respect to Power Income VIT and Security Benefit Life Insurance Company was filed on April 19, 2016 as Exhibit (h)(12) to Post-Effective Amendment No. 168 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(h)(13)	Participation Agreement between the Registrant, with respect to Power Income VIT Fund, BCM Decathlon Conservative Portfolio, BCM Decathlon Moderate Portfolio, BCM Decathlon Aggressive Portfolio, Mainer Hyman Beck Portfolio, Innealta Capital Country Rotation Portfolio, Innealta Capital Sector Rotation Portfolio, Changing Parameters Portfolio, Adaptive Allocation Portfolio, TOPS Capital Preservation ETF Portfolio, TOPS Balanced ETF Portfolio, TOPS Moderate Growth ETF Portfolio, TOPS Growth ETF Portfolio, TOPS Aggressive Growth Portfolio, TOPS Protected balanced Portfolio, TOPS Protected Moderate Growth ETF Portfolio, TOPS Protected Growth ETF Portfolio, CAM Hedge VIT Fund, 7Twelve Balanced Portfolio, Probabilities Fund and Jefferson National Life Insurance Company was filed on April 19, 2016 as Exhibit (h)(13) to Post-Effective Amendment No. 162 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(h)(14)	Expense Limitation Agreement between the Registrant, with respect to the Mariner Hyman Beck Portfolio and RJO Investment Management, LLC was filed on April 19, 2016 as Exhibit (h)(14) to Post-Effective Amendment No. 164 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(h)(15)	Expense Limitation Agreement between the Registrant, with respect to the Power Income VIT Fund and W.E. Donoghue & Co., Inc. was filed on April 19, 2016 as Exhibit (h)(15) to Post-Effective Amendment No. 166 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(h)(16)	Expense Limitation Agreement between the Registrant, with respect to the Leader Short-Term Bond Portfolio and Leader Capital Corp., was filed on April 19, 2016 as Exhibit (h)(16) to Post-Effective Amendment No. 163 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(h)(17)	Fund Services Agreement between the Registrant and Gemini Fund Services, LLC was filed on October 9, 2012 as Exhibit (h)(21) to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(h)(18)	Expense Limitation Agreement between the Registrant, with respect to the CAM Hedge VIT Fund, and Commerce Asset Management, LLC, was filed on April 20, 2016 as Exhibit (h)(18) Post-Effective Amendment No. 162 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(h)(19)	Expense Limitation Agreement between the Registrant, with respect to the BTS Tactical Fixed Income VIT Fund, and BTS Asset Management, Inc., was filed on April 20, 2016 as Exhibit (h)(19) Post-Effective Amendment No. 167 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(h)(20)	Expense Limitation Agreement between the Registrant, with respect to Probabilities VIT Fund, Probabilities Fund Management, LLC, and Princeton Fund Advisors, LLC was filed on April 18, 2016 as Exhibit (h)(24) to Post-Effective Amendment No. 160 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(h)(21)	Expense Limitation Agreement between the Registrant, with respect to Changing Parameters Portfolio and Changing Parameters, LLC was filed on April 18, 2017 as Exhibit (h)(21) to Post-Effective Amendment No. 191 to the Registrant’s Registration Statement, and is hereby incorporated by reference.

(h)(22)	Expense Limitation Agreement between the Registrant, with respect to JNF Advisors, Inc. and JNF Dynasty Liquid Alternatives Portfolio was filed on March January 35, 20145 as Exhibit (h)(26) to Post-Effective Amendment No. 105 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(h)(23)	Expense Limitation Agreement between the Registrant and Monte Capital Group, LLC, with respect to Mariner Managed Futures Strategy Portfolio, to be filed by subsequent amendment.
(h)(24)	Expense Limitation Agreement between W.E. Donoghue & Co., LLC and Registrant with respect to Power Momentum Index Portfolio and Power Dividend Index Portfolio was filed on February 28 March 15, 2017 as Exhibit (h)(24) to Post-Effective Amendment No. 1878 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(h)(25)	Expense Limitation Agreement between Astor Investment Management, LLC and Registrant with respect to Astor Macro Alternative Portfolio was filed on April 17, 2017 as Exhibit (h)(25) to Post-Effective Amendment No. 191 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(h)(26)	Participation Agreement between the Registrant, with respect to TOPS® Conservative ETF Portfolio, TOPS® Balanced ETF Portfolio, TOPS® Moderate Growth ETF Portfolio, TOPS® Growth ETF Portfolio and TOPS® Aggressive Growth ETF Portfolio and Delaware Life Insurance Company was filed on July 30, 2021 as Exhibit (h)(26) to Post-Effective Amendment No. 263 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(h)(27)	Participation Agreement between the Registrant, with respect to TOPS® Conservative ETF Portfolio, TOPS® Balanced ETF Portfolio, TOPS® Moderate Growth ETF Portfolio, TOPS® Growth ETF Portfolio and TOPS® Aggressive Growth ETF Portfolio, John Hancock Life Insurance Company, Northern Lights Distributors, LLC and ValMark Advisers, Inc. was filed on July 30, 2021 as Exhibit (h)(26) to Post-Effective Amendment No. 263 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(h)(28)	Fund Services Agreement Between Ultimus Fund Services and the Registrant was filed on April 18, 2022 as Exhibit (h)(28) to Post-Effective Amendment No. 266 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(h)(29)	Fund of Funds Investment Agreement between Blackrock ETF Trust, Blackrock ETF Trust II and the Registrant was filed on April 18, 2022 as Exhibit (h)(29) to Post-Effective Amendment No. 266 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(h)(30)	Fund of Funds Agreement between Direxion Shares ETF Trust and the Registrant was filed on April 18, 2022 as Exhibit (h)(30) to Post-Effective Amendment No. 266 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(h)(31)	Fund of Funds Investment Agreement between Fidelity Merrimack Street Trust, Fidelity Covington Trust, Fidelity Commonwealth Trust and the Registrant was filed on April 18, 2022 as Exhibit (h)(31) to Post-Effective Amendment No. 267 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(h)(32)	Fund of Funds Investment Agreement between Direxion Funds and the Registrant was filed on April 18, 2022 as Exhibit (h)(32) to Post-Effective Amendment No. 267 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(h)(33)

Fund of Funds Investment Agreement between Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust, Invesco Exchange-Traded Self-Indexed Fund Trust and the Registrant was filed on April 18, 2022 as Exhibit (h)(33) to Post-Effective Amendment No. 267 to the Registrant’s Registration Statement, and is hereby incorporated by reference.

(h)(34)	Fund of Funds Investment Agreement between Krane Shares Trust and the Registrant is filed herewith.
(h)(35)	Fund of Funds Investment Agreement between ProFunds and the Registrant is filed herewith.
(h)(36)	Fund of Funds Investment Agreement between ProShares and the Registrant is filed herewith.
(i)(1)	Legal Opinion was filed on July 30, 2021 as Exhibit (i) to Post-Effective Amendment No .263 to the Registrant’s Registration Statement, to be incorporated by reference by subsequent amendment.
(i)(2)	Consent of Counsel is filed herewith.
(j)(1)	Powers of Attorney for Anthony J. Hertl, Gary Lanzen, Mark H. Taylor, John Palancia, Mark D. Gersten, Mark Garbin, Andrew Rogers and Kevin Wolf was filed on September 30, 2016 as Exhibit (j)(1) to Post-Effective Amendment No. 179 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(j)(2)	Consent of Independent Auditor is filed herewith.
(k)	Omitted Financial Statements. None.
(l)	Initial Capital Agreements was filed on January 11, 2007 as Exhibit (l) to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(m)(1)	Rule 12b-1 Plan to include 3Twelve Total Bond Portfolio was filed on April 20, 2016 as Exhibit (m) to Post-Effective Amendment No. 164 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(m)(2)	Amended Rule 12b-1 Plan including with respect to Power Momentum Index Portfolio, Power Dividend Index Portfolio, TOPS® Hedged Equity Conservative Growth ETF Portfolio, TOPS® Hedged Equity Moderate Growth ETF Portfolio and TOPS® Hedged Equity Growth ETF Portfolio was filed on March 15, 2017 as Exhibit (m)(2) to Post-Effective Amendment No. 188 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(m)(3)	Amended Rule 12b-1 Plan with respect to Astor Macro Alternative Portfolio was filed on April 17, 2017 as Exhibit (m)(3) to Post-Effective Amendment No. 191 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(n)(1)	Amended Rule 18f-3 Plan to include Service Class with respect to TOPS® Conservative ETF Portfolio, TOPS® Balanced ETF Portfolio, TOPS® Growth ETF Portfolio, TOPS® Aggressive Growth ETF Portfolio and TOPS® Moderate Growth ETF Portfolio was filed on April 15, 2019 as Exhibit (n)(1) to Post-Effective Amendment No. 225 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(n)(2)	Amended Rule 18f-3 Plan to include share classes 1 and 2 with respect to Astor Macro Alternative Portfolio was filed on April 17, 2017 as Exhibit (n)(2) to Post-Effective Amendment No. 191 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(p)(1)	Code of Ethics of Northern Lights Variable Trust, was filed on January 11, 2007 as Exhibit (p)(1) to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(p)(2)	Code of Ethics of JNF Advisors, Inc. was filed on March 2, 2007 as Exhibit (p)(4) to Post-Effective Amendment No. 3 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(p)(3)	Code of Ethics of Critical Math Advisors, LLC, was filed on February 6, 2007 as Exhibit (p)(5) to Post-Effective Amendment No. 2 to the Registrant’s Registration Statement, and is hereby incorporated by reference.

(p)(4)	Code of Ethics of Changing Parameters LLC was filed on March 2, 2007 as Exhibit (p)(7) to Post-Effective Amendment No. 3 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(p)(5)	Code of Ethics of ValMark Advisers, Inc. was filed on October 9, 2012 as Exhibit (p)(6) to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(p)(6)	Code of Ethics of Milliman, Inc. was filed on October 9, 2012 as Exhibit (p)(7) to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(p)(7)	Code of Ethics of Astor Asset Management, LLC was filed on May 24, 2011 as Exhibit (p) (14) to Post-Effective Amendment No. 39 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(p)(8)	Code of Ethics of 7Twelve Advisors, LLC was filed on September 8, 2011 as Exhibit (p)(15) to Post-Effective Amendment No. 40 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(p)(9)	Code of Ethics of Beaumont Financial Partners, LLC (d.b.a. BFP Capital Management) was filed on October 9, 2012 as Exhibit (p)(10) to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(p)(10)	Code of Ethics of RJO Investment Management, LLC was filed on October 9, 2012 as Exhibit (p)(11) to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(p)(11)	Code of Ethics of W.E. Donoghue & Co., Inc. was filed on April 16, 2012 as Exhibit (p)(18) to Post-Effective Amendment No. 54 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(p)(12)	Code of Ethics of Leader Capital Corp. was filed on October 16, 2012 as Exhibit (p)(14) to Post-Effective Amendment No. 68 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(p)(13)	Code of Ethics of Commerce Asset Management, LLC was filed on April 30, 2013 as Exhibit (p)(15) to Post-Effective Amendment No. 95 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(p)(14)	Code of Ethics of BTS Asset Management, Inc. was filed on April 3, 2013 as Exhibit (p)(16) to Post-Effective Amendment No. 80 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(p)(15)	Code of Ethics of Probabilities Fund Management, LLC was filed on April 15, 2013 as Exhibit (p)(17) to Post-Effective Amendment No. 82 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(p)(16)	Code of Ethics of Milliman Financial Risk Management LLC was filed on April 24, 2013 as Exhibit (p)(18) to Post-Effective Amendment No. 92 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(p)(17)	Code of Ethics of SSgA Funds Management, Inc. was filed on March 3, 2014 as Exhibit (p)(19) to Post-Effective Amendment No. 105 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(p)(18)	Code of Ethics of Dynasty Wealth Management, LLC was filed on March 20, 2015 as Exhibit (p)(20) to Post-Effective Amendment No. 128 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(p)(19)	Code of Ethics of Princeton Fund Advisors, LLC was filed on April 30, 2015 as Exhibit (p)(21) to Post-Effective Amendment No. 140 to the Registrant’s Registration Statement, and is hereby incorporated by reference.

(p)(20)	Code of Ethics of First Principles Capital Management, LLC was filed on February 23, 2016 as Exhibit (p)(22) to Post-Effective Amendment No. 105 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(p)(21)	Code of Ethics of Exceed Advisory, LLC was filed on February 23, 2016 as Exhibit (p)(23) to Post-Effective Amendment No .105 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(p)(22)	Code of Ethics of Monte Capital Group, LLC to be filed by subsequent amendment.
(p)(23)	Code of Ethics of Chesapeake Capital Corporation to be filed by subsequent amendment.
(p)(24)	Code of Ethics of W.E. Donoghue & Co., LLC was filed on March 15, 2017 as Exhibit (p)(24) to Post-Effective Amendment No. 188 to the Registrant’s Registration Statement, and is hereby incorporated by reference.

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT. None.

ITEM 30. INDEMNIFICATION.

Article VIII, Section 2(a) of the Agreement and Declaration of Trust provides that to the fullest extent that limitations on the liability of Trustees and officers are permitted by the Delaware Statutory Trust Act of 2002, the officers and Trustees shall not be responsible or liable in any event for any act or omission of: any agent or employee of the Trust; any investment adviser or principal underwriter of the Trust; or with respect to each Trustee and officer, the act or omission of any other Trustee or officer, respectively. The Trust, out of the Trust Property, is required to indemnify and hold harmless each and every officer and Trustee from and against any and all claims and demands whatsoever arising out of or related to such officer’s or Trustee’s performance of his or her duties as an officer or Trustee of the Trust. This limitation on liability applies to events occurring at the time a person serves as a Trustee or officer of the Trust whether or not such person is a Trustee or officer at the time of any proceeding in which liability is asserted. Nothing contained in the Agreement and Declaration of Trust indemnifies, holds harmless or protects any officer or Trustee from or against any liability to the Trust or any shareholder to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office.

Article VIII, Section 2(b) provides that every note, bond, contract, instrument, certificate or undertaking and every other act or document whatsoever issued, executed or done by or on behalf of the Trust, the officers or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in such Person’s capacity as Trustee and/or as officer, and such Trustee or officer, as applicable, shall not be personally liable therefore, except as described in the last sentence of the first paragraph of Section 2 of Article VIII.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Delaware law and the Agreement and Declaration of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 31. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER.

Certain information pertaining to the business and other connections of Critical Math Advisors, LLC, the Adviser to the Adaptive Allocation Portfolio, is hereby incorporated herein by reference to the section of the Prospectus captioned “Investment Adviser” and to the section of the Statement of Additional Information captioned “Investment Adviser”. The information required by this Item 26 with respect to each director, officer or partner of Critical Math Advisors, LLC is incorporated by reference to Form ADV filed by Critical Math Advisors, LLC with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-65306).

Certain information pertaining to the business and other connections of ValMark Advisers, Inc., the Adviser to TOPS® Capital Preservation ETF Portfolio, TOPS® Balanced ETF Portfolio, TOPS® Moderate Growth ETF Portfolio ,TOPS® Growth ETF Portfolio, TOPS® Aggressive Growth ETF Portfolio, TOPS® Managed Risk Balanced ETF Portfolio, TOPS® Managed Risk Moderate Growth ETF Portfolio, TOPS® Managed Risk Growth ETF Portfolio, TOPS® Managed Risk Flex ETF Portfolio, TOPS® Hedged Equity Conservative Growth ETF Portfolio, TOPS® Hedged Equity Moderate Growth ETF Portfolio, TOPS® Hedged Equity Growth ETF Portfolio and TOPS ® Target Range ™ Portfolio is hereby incorporated herein by reference to the section of the Prospectus captioned “Investment Adviser” and to the section of the Statement of Additional Information captioned “Investment Adviser”. The information required by this Item 26 with respect to each director, officer or partner of ValMark Advisers, Inc. is incorporated by reference to Form ADV filed by ValMark Advisers, Inc. with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-55564).

Certain information pertaining to the business and other connections of Milliman, Inc, the Sub-Adviser to TOPS® Managed Risk Balanced ETF Portfolio, TOPS® Managed Risk Moderate Growth ETF Portfolio, TOPS® Managed Risk Growth ETF Portfolio, TOPS® Managed Risk Flex ETF Portfolio, TOPS® Hedged Equity Conservative Growth ETF Portfolio, TOPS® Hedged Equity Moderate Growth ETF Portfolio, TOPS® Hedged Equity Growth ETF Portfolio and TOPS ® Target Range ™ Portfolio is hereby incorporated herein by reference to the section of the Prospectus captioned “Sub-Adviser” and to the section of the Statement of Additional Information captioned “Sub-Adviser”. The information required by this Item 26 with respect to each director, officer or partner of Milliman, Inc. is incorporated by reference to Form ADV filed by Milliman, Inc. with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-33315).

Certain information pertaining to the business and other connections of 7Twelve Advisors, LLC, the Adviser to 7Twelve Balanced Portfolio and 3Twelve Total Bond Portfolio, is hereby incorporated herein by reference to the section of the Prospectus captioned “Adviser” and to the section of the Statement of Additional Information captioned “Adviser”. The information required by this Item 26 with respect to each director, officer or partner of 7Twelve Advisors, LLC is incorporated by reference to Form ADV filed by 7Twelve Advisors, LLC with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-71758).

Certain information pertaining to the business and other connections of Donoghue Forlines, LLC, the Adviser to Donoghue Forlines Momentum VIT Fund and Donoghue Forlines Dividend VIT Fund , is hereby incorporated herein by reference to the respective section of the Prospectus captioned “Adviser” and to the section of the Statement of Additional Information captioned “Adviser”. The information required by this Item 26 with respect to each director, officer or partner of Donoghue Forlines., LLC is incorporated by reference to Form ADV filed by Donoghue Forlines., LLC with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-108564).

Certain information pertaining to the business and other connections of BTS Asset Management, Inc., the Adviser to BTS Tactical Fixed Income VIT Fund, is hereby incorporated herein by reference to the section of the Prospectus captioned “Adviser” and to the section of the Statement of Additional Information captioned “Adviser”. The information required by this Item 26 with respect to each director, officer or partner BTS Asset Management, Inc. is incorporated by reference to Form ADV filed by BTS Asset Management, Inc., with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-14895).

Certain information pertaining to the business and other connections of Probabilities Fund Management, LLC, the Adviser to Probabilities VIT Fund, is hereby incorporated herein by reference to the section of the Prospectus captioned “Investment Adviser” and to the section of the Statement of Additional Information captioned “Investment Adviser”. The information required by this Item 26 with respect to each director, officer or partner Probabilities Fund Management, LLC is incorporated by reference to Form ADV filed by Probabilities Fund Management, LLC, with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-77947).

ITEM 32. PRINCIPAL UNDERWRITER.

(a) Northern Lights Distributors, LLC (“NLD”), is the principal underwriter for all series of Mutual Fund & Variable Insurance Trust. NLD also acts as principal underwriter for the following:

NLD also acts as a principal underwriter to the following investment companies: Absolute Core Strategy ETF, Advisor One Funds, Arrow ETF Trust, DWA Tactical ETF, Arrow QVM Equity Factor ETF, Arrow Reserve Capital Management ETF, Arrow Dogs of the World ETF, Arrow DWA Country Rotation ETF, Arrow ETF Trust, Ballast Small/Mid Cap ETF, Boyar Value Fund Inc., Copeland Trust, Humankind Benefit Corporation, Miller Investment Trust, Mutual Fund and Variable Insurance Trust, Mutual Fund Series Trust, New Age Alpha Trust, Northern Lights Fund Trust, Northern Lights Fund Trust II, Northern Lights Fund Trust III, Northern Lights Fund Trust IV, Northern Lights Variable Trust, PREDEX, Princeton Private Investment Access Fund, The North Country Funds, The Saratoga Advantage Trust, Tributary Funds, Inc., Two Roads Shared Trust, and Uncommon Investment Funds Trust.

(b) NLD is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority (“FINRA”). The principal business address of NLD is 4221 North 203rd St., Suite 100, Elkhorn, NE 68022. NLD is an affiliate of Ultimus Fund Solutions, LLC. Both NLD and Ultimus Fund Solutions, LLC are under common ownership of The Ultimus Fund Group, LLC. To the best of Registrant’s knowledge, the following are the members and officers of NLD:

Name	Positions and Offices with Underwriter	Positions and Offices with the Fund
Kevin Guerette	President	None
Stephen Preston	Chief Compliance Officer, Financial Operations Principal, and AML Compliance Officer	None
William J. Strait	Manager, Secretary and General Counsel	None
David James	Manager	None

(c) Not Applicable. No underwriting commissions are paid in connection with the sale of Registrant’s Shares.

ITEM 33. LOCATION OF ACCOUNTS AND RECORDS.

The following entities prepare, maintain and preserve the records required by Section 31 (a) of the 1940 Act for the Registrant. These services are provided to the Registrant for such periods prescribed by the rules and regulations of the Securities and Exchange Commission under the 1940 Act and such records are the property of the entity required to maintain and preserve such records and will be surrendered promptly on request.

Ultimus Fund Solutions, LLC (“UFS”), located at 4221 North 203rd Street, Suite 200, Elkhorn, Nebraska 68122, provides transfer agent and dividend disbursing services pursuant to a Transfer Agency and Service Agreements between UFS and the Trust. In such capacities, FS provides pricing for each Fund’s portfolio securities, keeps records regarding securities and other assets in custody and in transfer, bank statements, canceled checks, financial books and records, and keeps records of each shareholder’s account and all disbursement made to shareholders.

Ultimus Fund Solutions, LLC, located at 4221 North 203rd Street, Suite 200, Elkhorn, Nebraska 68122, maintains all records required pursuant to Administrative Service Agreements with the Trust.

MUFG Union Bank, National Association, 400 California Street, San Francisco, California 94104 (“Union”), provides custodian services to the Donoghue Forlines Momentum VIT Fund and Donoghue Forlines Dividend VIT Fund pursuant to a Custody Agreement between Union and the Trust.

ValMark Advisers, Inc. located at 130 Springside Drive, Akron, OH 44333, pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to TOPSTM Capital Preservation ETF Portfolio, TOPSTM Balanced ETF Portfolio, TOPSTM Moderate Growth ETF Portfolio ,TOPSTM Growth ETF Portfolio, TOPSTM Aggressive Growth ETF Portfolio, TOPS® Managed Risk Balanced ETF Portfolio, TOPS® Managed Risk Moderate Growth ETF Portfolio, TOPS® Managed Risk Growth ETF Portfolio, TOPS® Managed Risk Flex ETF Portfolio, TOPS® Hedged Equity Conservative Growth ETF Portfolio, TOPS® Hedged Equity Moderate Growth ETF Portfolio, TOPS® Hedged Equity Growth ETF Portfolio and TOPS ® Target Range ™ Portfolio.

Milliman, Inc. located at Fifth Avenue, Suite 3800, Seattle, WA 98101, pursuant to the Sub-Advisory Agreement with ValMark Advisers, Inc., maintains all records required pursuant to such agreement with respect to TOPS® Managed 32Risk Balanced ETF Portfolio, TOPS® Managed Risk Moderate Growth ETF Portfolio, TOPS® Managed Risk Growth ETF Portfolio, TOPS® Managed Risk Flex ETF Portfolio TOPS® Hedged Equity Conservative Growth ETF Portfolio, TOPS® Hedged Equity Moderate Growth ETF Portfolio, TOPS® Hedged Equity Growth ETF Portfolio and TOPS ® Target Range ™ Portfolio.

7Twelve Advisors, LLC located at 3100 West End Avenue, Suite 930, Nashville, TN 37203, pursuant to the Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to 7Twelve Balanced Portfolio and 3Twelve Total Bond Portfolio.

Donoghue Forlines, LLC located at One International Place, Suite 310, Boston, MA 02110, pursuant to the Advisory Agreements with the Trust, maintains all records required pursuant to such agreement with respect to Donoghue Forlines Momentum VIT Fund and Donoghue Forlines Dividend VIT Fund.

BTS Asset Management, Inc. located at 420 Bedford Street, Suite 340, Lexington, MA 02420, pursuant to the Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to BTS Tactical Fixed Income VIT Fund.

Probabilities Fund Management, LLC located at 200 Mamaroneck Avenue, Suite 300, White Plains, NY 1060, pursuant to the Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to Probabilities VIT Fund.

ITEM 34. MANAGEMENT SERVICES.

Not applicable.

ITEM 35. UNDERTAKINGS.

Astor Macro Alternative Portfolio may invest up to 25% of its total assets in a wholly-owned and controlled subsidiary, AMAP Fund Limited (the “Subsidiary”). The Subsidiary will operate under the supervision of the Registrant. The Registrant undertakes that the Subsidiary hereby consents to service of process within the United States through its common principal officers, and to the examination of its books and records by the Securities and Exchange Commission.

Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended, and Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) and has duly caused this Post-Effective Amendment No. 268 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized in the City of Hauppauge, State of New York on the 19th day of April 2022.

NORTHERN LIGHTS VARIABLE TRUST
(Registrant)

By: /s/ Kevin Wolf

President, and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

John V. Palancia*	Trustee	April 19, 2022
Gary Lanzen*	Trustee	April 19, 2022
Anthony Hertl*	Trustee and Chairman	April 19, 2022
Mark Taylor*	Trustee	April 19, 2022
Mark D. Gersten*	Trustee	April 19, 2022
Mark Garbin*	Trustee	April 19, 2022
Jim Colantino*	Treasurer, Chief Accounting Officer and Chief Financial Officer	April 19, 2022
Kevin Wolf*	President and Principal Executive Officer	April 19, 2022

By: /s/ Kevin Wolf        April 19, 2022

Kevin Wolf

*	Attorney-in-Fact – Pursuant to Powers of Attorney filed on September 30, 2016 with the Registrant’s Registration Statement in Post-Effective Amendment No. 179 and which are hereby incorporated by reference.

EXHIBIT INDEX

Exhibit	Exhibit No.
Funds Investment Agreement between Krane Shares Trust and the Registrant	(h)(34)
Fund of Funds Investment Agreement between ProFunds and the Registrant	(h)(35)
Fund of Funds Investment Agreement between ProShares and the Registrant	(h)(36)
Consent of Counsel	(i)(2)
Consent of Independent Auditor	(j)(2)